                                                              File Nos. 33-71058
                                                                        811-8116

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 20

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 42

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

        / / immediately upon filing pursuant to paragraph (b) of Rule 485
        /X/ on April 29, 2005 pursuant to paragraph (b) of Rule 485
        / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        / / on (date) pursuant to paragraph (a)(1) of Rule 485
        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2004 was filed on or before March 30, 2005.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.       CAPTION IN PROSPECTUSES
-----------------       -----------------------
1                       Cover Page

2                       Special Terms

3                       Summary of Fees and Expenses; Summary of Contract
                        Features

4                       Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts, and the Underlying Investment Companies

6                       Charges and Deductions

7                       Description of the Contract

8                       Electing the Form of Annuity and the Annuity Date;
                        Description of Variable Annuity Payout Options; Annuity
                        Benefit Payments

9                       Death Benefit

10                      Payments; Computation of Values; Distribution

11                      Surrender; Withdrawals; Charge For Surrender and
                        Withdrawal; Withdrawal Without Surrender Charge; Texas
                        Optional Retirement Program

12                      Federal Tax Considerations

13                      Legal Matters

14                      Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO.       CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------       ----------------------------------------------
15                      Cover Page

16                      Table of Contents

17                      General Information and History

18                      Services

19                      Underwriters

20                      Underwriters

FORM N-4 ITEM NO.       CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
21                      Performance Information

22                      Annuity Benefit Payments

23                      Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Select Resource II variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. This Prospectus also includes important information about the Allmerica Select Resource I contract. See Appendix D. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated April 29, 2005 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)        ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AIT Core Equity Fund                               AllianceBernstein Global Technology Portfolio
AIT Equity Index Fund                              AllianceBernstein Growth and Income Portfolio
AIT Government Bond Fund                           AllianceBernstein Large Cap Growth Portfolio
AIT Money Market Fund                              AllianceBernstein Small/Mid Cap Value Portfolio
AIT Select Capital Appreciation Fund               AllianceBernstein Value Portfolio
AIT Select Growth Fund
AIT Select International Equity Fund               EATON VANCE VARIABLE TRUST
AIT Select Investment Grade Income Fund            Eaton Vance VT Floating-Rate Income Fund
AIT Select Value Opportunity Fund                  Eaton Vance VT Worldwide Health Sciences Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIM V.I. Aggressive Growth Fund                    Fidelity VIP Contrafund(R) Portfolio
AIM V.I. Blue Chip Fund                            Fidelity VIP Equity-Income Portfolio
AIM V.I. Dynamics Fund                             Fidelity VIP Growth Portfolio
AIM V.I. Health Sciences Fund                      Fidelity VIP Growth & Income Portfolio
AIM V.I. Premier Equity Fund                       Fidelity VIP High Income Portfolio
                                                   Fidelity VIP Mid Cap Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund                       (CONTINUES ON THE NEXT PAGE)


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED APRIL 29, 2005

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)    OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Fidelity VIP Value Strategies Portfolio                         Oppenheimer Balanced Fund/VA
                                                                Oppenheimer Capital Appreciation Fund/VA
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)  Oppenheimer Global Securities Fund/VA
FT VIP Franklin Large Cap Growth Securities Fund                Oppenheimer High Income Fund/VA
FT VIP Franklin Small-Mid Cap Growth Securities Fund            Oppenheimer Main Street Fund/VA
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund                            PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
FT VIP Templeton Foreign Securities Fund                        Pioneer Fund VCT Portfolio
                                                                Pioneer Real Estate Shares VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio                         SCUDDER INVESTMENT  VIT FUNDS
Janus Aspen International Growth Portfolio                      Scudder VIT EAFE Equity Index Fund
Janus Aspen Large Cap Growth Portfolio                          Scudder VIT Small Cap Index Fund
Janus Aspen Mid Cap Growth Portfolio
                                                                SCUDDER VARIABLE SERIES II
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)             Scudder Technology Growth Portfolio
MFS(R) Mid Cap Growth Series                                    SVS Dreman Financial Services Portfolio
MFS(R) New Discovery Series
MFS(R) Total Return Series                                      T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS(R) Utilities Series                                         T. Rowe Price International Stock Portfolio

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                                 5
SUMMARY OF FEES AND EXPENSES                                                                  7
SUMMARY OF CONTRACT FEATURES                                                                 11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCCOUNTS AND THE UNDERLYING FUNDS                16
INVESTMENT OBJECTIVES AND POLICIES                                                           17
PERFORMANCE INFORMATION                                                                      23
DESCRIPTION OF THE CONTRACT                                                                  25
   DISRUPTIVE TRADING                                                                        25
   PAYMENTS                                                                                  26
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                                             27
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                                       27
   TELEPHONE TRANSACTIONS PRIVILEGE                                                          27
   TRANSFER PRIVILEGE                                                                        28
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS                             28
   SURRENDER                                                                                 29
   WITHDRAWALS                                                                               30
   DEATH BENEFIT                                                                             31
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                                    32
   OPTIONAL ENHANCED EARNINGS RIDER                                                          33
   ASSIGNMENT                                                                                35
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                                         35
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                                            36
   ANNUITY BENEFIT PAYMENTS                                                                  37
   NORRIS DECISION                                                                           38
   COMPUTATION OF VALUES                                                                     38
CHARGES AND DEDUCTIONS                                                                       40
   VARIABLE ACCOUNT DEDUCTIONS                                                               40
   CONTRACT FEE                                                                              41
   OPTIONAL RIDER CHARGES                                                                    41
   PREMIUM TAXES                                                                             41
   SURRENDER CHARGE                                                                          42
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                                43
   TRANSFER CHARGE                                                                           45
GUARANTEE PERIOD ACCOUNTS                                                                    46
FEDERAL TAX CONSIDERATIONS                                                                   49
   GENERAL                                                                                   49
   QUALIFIED AND NON-QUALIFIED CONTRACTS                                                     50
   TAXATION OF THE CONTRACT                                                                  50
   TAX WITHHOLDING                                                                           54
   PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                                         54
STATEMENTS AND REPORTS                                                                       55
LOANS (QUALIFIED CONTRACTS ONLY)                                                             55
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                                            56
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                                    57
VOTING RIGHTS                                                                                57
DISTRIBUTION                                                                                 57
LEGAL MATTERS                                                                                58
FURTHER INFORMATION                                                                          58

APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                                      A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                             B-1
APPENDIX C -- THE DEATH BENEFIT                                                             C-1
APPENDIX D -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT                    D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION                                               E-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                               3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                                4
SERVICES                                                                                      4
UNDERWRITERS                                                                                  5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                                    6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                                   7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER -AFLIAC ONLY           8
PERFORMANCE INFORMATION                                                                      10
FINANCIAL STATEMENTS                                                                        F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R)Variable Insurance Trust(SM) (the "MFS(R)Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Investment VIT Funds ("Scudder VIT"), Scudder Variable Series II ("SVS II"), T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the

New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Select Resource II Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                             MAXIMUM CHARGE
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn)                           6.5%

TRANSFER CHARGE(2):                                        $0 on the first 12
                                                         transfers in a Contract
                                                          year. Up to $25 for
                                                          subsequent transfers.

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 6.5% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                 YEARS MEASURED FROM DATE OF
                            PAYMENT                         CHARGE
                            -------                         ------
                          Less than 1                        6.5%
                          Less than 2                        6.0%
                          Less than 3                        5.0%
                          Less than 4                        4.0%
                          Less than 5                        3.0%
                          Less than 6                        2.0%
                          Less than 7                        1.0%
                          Thereafter                         0.0%

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE(1):                                                                                $    30

ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net assets)
Mortality and Expense Risk Charge:                                                                        1.25%
Administrative Expense Charge:                                                                            0.15%
                                                                                                       -------
Total Annual Expenses:                                                                                    1.40%

OPTIONAL RIDER CHARGES:
 The charge on an annual basis as a percentage of the Accumulated Value is:
  Enhanced Earnings Rider                                                                                 0.25%
  Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period:(2)             0.25%
  Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period:(2)         0.15%

(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

(2) If you elected one of the following riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


   TOTAL ANNUAL FUND OPERATING EXPENSES                  MINIMUM                       MAXIMUM
   ------------------------------------                  -------                       --------
Expenses that are deducted from Underlying     Annual charge of 0.48%(1) of    Annual charge of 1.88% of
Portfolio assets, including management           average daily net assets        average daily net assets
fees, distribution and/or service (12b-1)
fees and other expenses.



(1) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts: 0.65% for the Scudder VIT EAFE Equity Index Fund and 0.45% for the Scudder VIT Small Cap Index Fund.

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2004 as adjusted for any material changes. The Underlying Fund information is based on information provided by the Underlying Fund and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NOTE: SEE APPENDIX D FOR EXPENSE EXAMPLES FOR SELECT RESOURCE I CONTRACTS (FORM A3020-92).

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                            ----------   ----------   ----------   ----------
       Fund with the maximum total operating expenses       $      976   $    1,633   $    2,253   $    4,053


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                            ----------   ----------   ----------   ----------
       Fund with the maximum total operating expenses       $      384   $    1,166   $    1,967   $    4,053


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                            ----------   ----------   ----------   ----------
       Fund with the minimum total operating expenses       $      798   $    1,096   $    1,337   $    2,243


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                            ----------   ----------   ----------   ----------
       Fund with the minimum total operating expenses       $      195   $      603   $    1,037   $    2,243

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY?

The Allmerica Select Resource II variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -  a customized investment portfolio;

     -  experienced professional investment advisers;

     -  tax deferral on earnings;

     -  guarantees that can protect your family during the accumulation phase;
        and

     -  income payments that you can receive for life.

I HAVE THE ALLMERICA SELECT RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Allmerica Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Allmerica Select Resource II") except as specifically indicated in APPENDIX D -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -  periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30) - under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

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WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

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CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTION section.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

     - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value (increased by any positive Market Value Adjustment);
     or

(b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments).

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

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(b)  gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York); or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment. If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT"

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

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CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -  You may change your allocation of payments.

     - You may make transfers of Accumulated Value among your current investments without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                            AND THE UNDERLYING FUNDS

THE COMPANIES. First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. The principal office of the Companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").


The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2004, Allmerica Financial and its subsidiaries had over $17.1 billion in combined assets and over $23.5 billion of life insurance in force, and First Allmerica had over $4.2 billion in assets and over $5.2 billion of life insurance in force.


ALLMERICA SELECT SEPARATE ACCOUNT. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underling Fund") of an open-end management investment company. The Underlying Funds available through this Contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)

ADVISER:  ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management, L.P.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures and repurchase agreements. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in U.S. Government securities. The sub-adviser is Opus Investment Management, Inc.


AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-advisers are GE Asset Management Incorporated and Jennison Associates LLC.


AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-advisers Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and J.P. Morgan Investment Management Inc. ("J.P. Morgan").


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.

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AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER:  A I M ADVISORS, INC.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. DYNAMICS FUND -- seeks long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies. This fund was formerly known as INVESCO VIF-Dynamics Fund.

AIM V.I. HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, product, or distribute products or services related to health care. This fund was formerly known as INVESCO VIF-Health Sciences Fund.


AIM V.I. PREMIER EQUITY FUND --seeks to achieve long-term growth of capital. Income is a secondary objective.

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)

ADVISER:  A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks to provide long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER:  ALLIANCE CAPITAL MANAGEMENT L.P.


ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY PORTFOLIO - emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements. This Portfolio was formerly known as AllianceBernstein Technology Portfolio.


ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.


ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies. This Portfolio was formerly known as AllianceBernstein Premier Growth Portfolio.

ALLIANCEBERNSTEIN SMALL/MID CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies. This Portfolio was formerly known as AllianceBernstein Small Cap Value Portfolio.


ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.

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EATON VANCE VARIABLE TRUST

ADVISER: EATON VANCE MANAGEMENT -- EATON VANCE VT FLOATING-RATE INCOME FUND
ADVISER: ORBIMED ADVISORS LLC -- EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in interests in senior floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.


EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND -- seeks long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund invests at least 80% of total assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.


FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC. -- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
         FUND AND FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN ADVISORY SERVICES, LLC -- FT VIP FRANKLIN SMALL CAP VALUE
         SECURITIES FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC -- FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC -- FT VIP TEMPLETON FOREIGN
         SECURITIES FUND


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, predominantly equity securities. For this Fund, large-cap companies are those that are similar in size to those in the Russell 2000(R) Index at the time of purchase. This Fund was formerly known as FT VIP Franklin Small Cap Fund.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO -- seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and invests primarily to predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, substantially in undervalued stocks, risk arbitrage securities and distressed companies.


FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital.


JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio was formerly known as Janus Aspen Growth Portfolio.


JANUS ASPEN MID CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)

ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

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MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.


OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in high-yield fixed-income securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return, (which includes growth in the value of its shares as well as current income), from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and capital growth.


PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective. The sub-adviser is AEW Management and Advisors, L.P.


SCUDDER INVESTMENT VIT FUNDS

ADVISER: DEUTSCHE ASSET MANAGEMENT, INC.


SCUDDER VIT EAFE EQUITY INDEX FUND -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund will pursue its objective by investing the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, Inc.


SCUDDER VIT SMALL CAP INDEX FUND -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies. The Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, Inc.

SCUDDER VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

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SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. Dreman Value Management L.L.C. is the subadvisor to the portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                             PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the Statement of Additional Information.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one- month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

     -  the number of transfers made over a period of time;
     -  the length of time between transfers;
     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
     -  the dollar amount(s) requested for transfers; and
     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and
     -  the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.


Our Disruptive Trading Procedures may vary from sub-account to sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.



Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.



We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.



If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     - Under a monthly automatic payment plan, the minimum initial payment is $50.

     -  Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund of the Trust.

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund. The Owner may change allocation instructions for new payments pursuant to a written or telephone request.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Account, are utilized at any one time. Transfer values will be based on the accumulated value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


SURRENDER


At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS


At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, http://www.allmerica.com/afs/account/forms.html.

The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.


Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to

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the Principal Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately by withdrawals); or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

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This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value: or

(b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments).

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York): or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than directly receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the

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AIT Money Market Fund; (2) the excess, if any, of the death benefit over the
Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where(a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (a) MINUS (b) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

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

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the

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

Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

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Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Equity Index Fund, the AIT Select Investment Grade Income Fund, the AIT Select Growth Fund and the AIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

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

Where: (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2)  is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

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The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals:

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2) employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds;

(3)  investment managers or sub-advisers;

(4) and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12 of the following:

     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period:       0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period:   0.15%

For a description of this Rider, see ""DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

   1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

   2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the seven years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than seven years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                           COMPLETE          CHARGE AS PERCENTAGE OF
                          YEARS FROM              NEW PAYMENTS
                       DATE OF PAYMENT             WITHDRAWN
                    ----------------------   ----------------------
                         Less than 1                  6.5%
                         Less than 2                  6.0%
                         Less than 3                  5.0%
                         Less than 4                  4.0%
                         Less than 5                  3.0%
                         Less than 6                  2.0%
                         Less than 7                  1.0%
                         Thereafter                   0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"):

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2)  employees of the Company, its affiliates and subsidiaries;

(3) officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

     Where (1) is:   100% of Cumulative Earnings (calculated as the Accumulated
                     Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

     Where (2) is:   10% of the Accumulated Value as of the Valuation Date the
                     Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

     Where (3) is:   The amount calculated under the Company's life expectancy
                     distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530, which is equal to the greatest of:

     (1) Cumulative Earnings ($1,000);

     (2) 10% of Accumulated Value ($1,500); or

     (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                            [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

     where:  i  is the  Guaranteed  Interest Rate  expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

             j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

             n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B --SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "WITHDRAWALS" and "SURRENDER." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "Surrender Charge" after application of the Market Value Adjustment.

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PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

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                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.


If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

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

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

   -  taken on or after age 59 1/2; or

   - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

   - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

   - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or

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accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

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TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the
Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the AIT Money Market Fund.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), serves as the principal underwriter of the Contracts. VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). It is a wholly-owned subsidiary of Allmerica Financial. The Contracts offered by this Prospectus were previously sold by certain independent broker-dealers registered under the Securities and Exchange Act of 1934 and members of the NASD. The Contract was also offered through VeraVest Investments Inc.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to VeraVest Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.


                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account, which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.


State Restrictions. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                             HYPOTHETICAL          WITHDRAWAL         SURRENDER
             CONTRACT        ACCUMULATED        WITHOUT SURRENDER       CHARGE         SURRENDER
               YEAR             VALUE             CHARGE AMOUNT       PERCENTAGE         CHARGE
               ----             -----             -------------       ----------         ------
                1              $  54,000.00           $   5,400.00       6.5%           $  3,159.00
                2                 58,320.00               8,320.00       6.0%              3,000.00
                3                 62,985.60              12,985.60       5.0%              2,500.00
                4                 68,024.45              18,024.45       4.0%              2,000.00
                5                 73,466.40              23,466.40       3.0%              1,500.00
                6                 79,343.72              29,343.72       2.0%              1,000.00
                7                 85,691.21              35,691.21       1.0%                500.00
                8                 92,546.51              42,546.51       0.0%                  0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

                        HYPOTHETICAL                                  WITHDRAWAL         SURRENDER
        CONTRACT        ACCUMULATED                                WITHOUT SURRENDER       CHARGE        SURRENDER
          YEAR             VALUE               WITHDRAWALS           CHARGE AMOUNT       PERCENTAGE        CHARGE
          ----             -----               -----------           -------------       ----------        ------
            1               $  54,000.00          $       0.00           $   5,400.00       6.5%           $    0.00
            2                  58,320.00                  0.00               8,320.00       6.0%                0.00
            3                  62,985.60                  0.00              12,985.60       5.0%                0.00
            4                  68,024.45             30,000.00              18,024.45       4.0%              479.02
            5                  41,066.40             10,000.00               4,106.64       3.0%              176.80
            6                  33,551.72              5,000.00               3,355.17       2.0%               32.90
            7                  30,835.85             10,000.00               3,083.59       1.0%               69.16
            8                  22,502.72             15,000.00               2,250.27       0.0%                0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is:  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

   1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

   2. The date of surrender is seven years (2,555 days) from the expiration date.

   3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

   4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

   5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.11)](TO THE POWER OF 2555/365) - 1

                               = (.97297)(TO THE POWER OF 7) - 1

                               =  -.17452

   The Market Value Adjustment = Maximum of the market value factor multiplied by the withdrawal or the
                                 negative of the excess interest earned
                                 over 3%

                               = Maximum (-.17452 X $62,985.60 or
                                 -$8,349.25)

                               = Maximum (-$10,992.38 or
                                 -$8,349.25) =  -$8,349.25


* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) - 1

                               = (.98182)(TO THE POWER OF 7) - 1

                               = -.12054

  The Market Value Adjustment = the market value factor multiplied by the withdrawal

                              = -.12054 X $62,985.60

                              = -$7,592.11

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.05)](TO THE POWER OF 2555/365) - 1

                               = (1.02857)(TO THE POWER OF 7) - 1

                               = .21798

   The Market Value Adjustment = Minimum of the market value factor multiplied by the withdrawal or the
                                 excess interest earned over 3%

                               = Minimum of (.21798 X $62,985.60 or
                                 $8,349.25)

                               = Minimum of ($13,729.78 or $8,349.25)

                               = $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) - 1

                               = (1.00935)(TO THE POWER OF 7) - 1

                               = .06728

  The Market Value Adjustment  = the market value factor multiplied by the withdrawal

                               = .06728 X $62,985.60

                               = $4,237.90

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                   HYPOTHETICAL
                   HYPOTHETICAL       MARKET
       CONTRACT    ACCUMULATED         VALUE           DEATH              DEATH              DEATH           HYPOTHETICAL
         YEAR         VALUE         ADJUSTMENT       BENEFIT (a)        BENEFIT (b)        BENEFIT (c)      DEATH BENEFIT
         ----         -----         ----------       -----------        -----------        -----------      -------------
          1        $  53,000.00       $    0.00       $  53,000.00       $  52,500.00       $  50,000.00      $  53,000.00
          2           53,530.00          500.00          54,030.00          55,125.00          53,000.00         55,125.00
          3           58,883.00            0.00          58,883.00          57,881.25          55,125.00         58,883.00
          4           52,994.70          500.00          53,494.70          60,775.31          58,883.00         60,775.31
          5           58,294.17            0.00          58,294.17          63,814.08          60,775.31         63,814.08
          6           64,123.59          500.00          64,623.59          67,004.78          63,814.08         67,004.78
          7           70,535.95            0.00          70,535.95          70,355.02          67,004.78         70,535.95
          8           77,589.54          500.00          78,089.54          73,872.77          70,535.95         78,089.54
          9           85,348.49            0.00          85,348.49          77,566.41          78,089.54         85,348.49
         10           93,883.34            0.00          93,883.34          81,444.73          85,348.49         93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

                                                  HYPOTHETICAL
                   HYPOTHETICAL                      MARKET                                                        HYPOTHETICAL
     CONTRACT      ACCUMULATED                        VALUE           DEATH           DEATH           DEATH           DEATH
       YEAR           VALUE        WITHDRAWALS      ADJUSTMENT     BENEFIT (a)     BENEFIT (b)     BENEFIT (c)       BENEFIT
       ----           -----        -----------      ----------     -----------      ----------     -----------       -------
         1        $   53,000.00   $        0.00   $        0.00   $   53,000.00   $   52,500.00   $   50,000.00   $   53,000.00
         2            53,530.00            0.00          500.00       54,030.00       55,125.00       53,000.00       55,125.00
         3             3,883.00       50,000.00            0.00        3,883.00        4,171.13        3,972.50        4,171.13
         4             3,494.70            0.00          500.00        3,994.70        4,379.68        4,171.13        4,379.68
         5             3,844.17            0.00            0.00        3,844.17        4,598.67        4,379.68        4,598.67
         6             4,228.59            0.00          500.00        4,728.59        4,828.60        4,598.67        4,828.60
         7             4,651.45            0.00            0.00        4,651.45        5,070.03        4,828.60        5,070.03
         8             5,116.59            0.00          500.00        5,616.59        5,323.53        5,070.03        5,616.59
         9             5,628.25            0.00            0.00        5,628.25        5,589.71        5,616.59        5,628.25
        10               691.07        5,000.00            0.00          691.07          712.70          683.44          712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                               HYPOTHETICAL        HYPOTHETICAL
                CONTRACT       ACCUMULATED         MARKET VALUE        HYPOTHETICAL
                  YEAR            VALUE             ADJUSTMENT        DEATH BENEFIT
                  ----            -----             ----------        -------------
                    1            $  53,000.00           $    0.00        $  53,000.00
                    2               53,530.00              500.00           54,030.00
                    3               58,883.00                0.00           58,883.00
                    4               52,994.70              500.00           53,494.70
                    5               58,294.17                0.00           58,294.17
                    6               64,123.59              500.00           64,623.59
                    7               70,535.95                0.00           70,535.95
                    8               77,589.54              500.00           78,089.54
                    9               85,348.49                0.00           85,348.49
                   10               93,883.34                0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
   DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT (FORM A3020-92)

  1. The Guarantee Period Accounts and the Enhanced Earning Rider are not available under Allmerica Select Resource I.

  2. The waiver of surrender charge offered in Allmerica Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Allmerica Select Resource I. "NOTE: THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW YORK OR NEW JERSEY UNDER EITHER ALLMERICA SELECT RESOURCE I OR ALLMERICA SELECT RESOURCE II."

  3. The Withdrawal Without Surrender Charge privilege under Allmerica Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

  4. The death benefit under Allmerica Select Resource I is the greatest of: 1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

  5. Any payment to the Fixed Account offered under Allmerica Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Allmerica Select Resource I in Oregon. The Fixed Account offered under Allmerica Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Allmerica Select Resource II)

  6. The $30 Contract fee under Allmerica Select Resource I is not waived under any circumstances.

  7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying
     (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

  8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Allmerica Select Resource I contract rather than the examples on page 10 of this prospectus:

MAXIMUM EXPENSE EXAMPLE

  The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have elected a Minimum Guaranteed Annuity (M-GAP) Rider with a ten year waiting period at an annual charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                                1 YEAR        3 YEARS         5 YEARS         10 YEARS
                                                                ------        --------        --------        --------
        Fund with the maximum total operating expenses          $  947        $  1,549        $  2,128        $  3,854


  2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                                1 YEAR        3 YEARS         5 YEARS         10 YEARS
                                                                ------        --------        --------        --------
        Fund with the maximum total operating expenses          $  362        $  1,100        $  1,859        $  3,854


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  (1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                                1 YEAR        3 YEARS         5 YEARS         10 YEARS
                                                                ------        --------        --------        --------
        Fund with the minimum total operating expenses          $  782        $  1,056        $  1,313        $  2,264


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                                1 YEAR        3 YEARS         5 YEARS         10 YEARS
                                                                ------        --------        --------        --------
        Fund with the minimum total operating expenses          $  197          $  609        $  1,047        $  2,264

                                   APPENDIX E
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        ALLMERICA SELECT SEPARATE ACCOUNT


                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
     Beginning of Period             1.025    0.814    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.116    1.025    0.814      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         2,384    2,557    2,155      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIT EQUITY INDEX FUND
Unit Value:
     Beginning of Period             0.786    0.623    0.813    0.937    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.855    0.786    0.623    0.813    0.937      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)       183,137  213,299   35,464   16,661    1,156      N/A      N/A      N/A      N/A      N/A      N/A

AIT GOVERNMENT BOND FUND
Unit Value:
     Beginning of Period             1.071    1.068    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.078    1.071    1.068      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        21,211   38,456   57,149      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIT MONEY MARKET FUND
Unit Value:
     Beginning of Period             1.367    1.375    1.372    1.334    1.272    1.227    1.179    1.133    1.091    1.045    1.019
     End of Period                   1.360    1.367    1.375    1.372    1.334    1.272    1.227    1.179    1.133    1.091    1.045
     Units Outstanding at End of
       Period (in thousands)        68,857   93,968  180,361  165,467  134,660  127,048   92,796   65,441   60,691   45,589   31,836

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT SELECT CAPITAL APPRECIATION
FUND
Unit Value:
     Beginning of Period             2.537    1.842    2.383    2.444    2.321    1.878    1.672    1.484    1.383    1.000      N/A
     End of Period                   2.968    2.537    1.842    2.383    2.444    2.321    1.878    1.672    1.484    1.383      N/A
     Units Outstanding at End of
       Period (in thousands)        32,585   39,218   57,017   64,079   74,845   62,949   54,789   43,733   24,257     5424      N/A

AIT SELECT GROWTH FUND
Unit Value:
     Beginning of Period             1.912    1.536    2.151    2.897    3.575    2.793    2.091    1.582    1.315    1.069    1.101
     End of Period                   2.026    1.912    1.536    2.151    2.897    3.575    2.793    2.091    1.582    1.315    1.069
     Units Outstanding at End of
       Period (in thousands)        89,713  110,128   84,037  135,289  135,289  134,059  120,538   98,533   68,193   53,073   38,752

AIT SELECT INTERNATIONAL EQUITY
FUND
Unit Value:
     Beginning of Period             1.453    1.153    1.451    1.875    2.089    1.608    1.400    1.357    1.128    0.956    1.000
     End of Period                   1.640    1.453    1.153    1.451    1.875    2.089    1.608    1.400    1.357    1.128    0.956
     Units Outstanding at End of
       Period (in thousands)        62,631   79,065   87,250  107,611  123,129  109,511  103,028   93,170   60,304   35,558   22,183

AIT SELECT INVESTMENT GRADE
INCOME FUND
Unit Value:
     Beginning of Period             1.687    1.656    1.553    1.459    1.340    1.371    1.301    1.208    1.186    1.028    1.095
     End of Period                   1.730    1.687    1.656    1.553    1.459    1.340    1.371    1.301    1.208    1.186    1.028
     Units Outstanding at End of
       Period (in thousands)        86,702  111,942  118,921  127,566  114,184  110,437  102,171   72,394   58,751   46,845   32,823

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
     Beginning of Period             1.495    1.095    1.327    1.195    0.929    0.989    1.000      N/A      N/A      N/A      N/A
     End of Period                   1.759    1.495    1.095    1.327    1.195    0.929    0.989      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        51,760   62,506   78,287   91,948   78,804   43,839   18,240      N/A      N/A      N/A      N/A

AIM V.I. AGGRESSIVE GROWTH
FUND
     Unit Value:
     Beginning of Period             0.622    0.498    0.653    0.896    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.686    0.622    0.498    0.653    0.896      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        14,459   17,422   19,831   13,106    2,982      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. BLUE CHIP FUND
     Unit Value:
     Beginning of Period             0.628    0.509    0.699    0.915    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.648    0.628    0.509    0.699    0.915      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        20,414   23,608   24,811   18,589    2,625      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. DYNAMICS FUND
Unit Value:
     Beginning of Period             0.519    0.382    0.569    0.838    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.580    0.519    0.382    0.569    0.838      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        10,597   12,607   13,272   10,159    1,664      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
     Beginning of Period             0.834    0.662    0.889    1.031    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.885    0.834    0.662    0.889    1.031      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         8,979   10,760   12,323    9,811    2,059      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
     Beginning of Period             0.685    0.555    0.808    0.937    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.714    0.685    0.555    0.808    0.937      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        18,766   23,728   27,915   25,862    2,405      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
     Beginning of Period             0.996    0.758    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.089    0.996    0.758      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        10,386   10,164    7,356      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
     Beginning of Period             0.987    0.741    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.122    0.987    0.741      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         1,483    1,329      284      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN GLOBAL
TECHNOLOGY PORTFOLIO
Unit Value:
     Beginning of Period             0.961    0.678    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.995    0.961    0.678      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         1,498    1,778      364      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN GROWTH AND
INCOME PORTFOLIO
Unit Value:
     Beginning of Period             1.020    0.783    1.021    1.034    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.119    1.020    0.783    1.021    1.034      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        58,892   70,116   78,109   49,134    3,477      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP
GROWTH PORTFOLIO
Unit Value:
     Beginning of Period             0.736    0.605    0.887    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.786    0.736    0.605    0.887      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         8,122   10,285   11,814    7,890      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN SMALL/MID CAP
VALUE PORTFOLIO
Unit Value:
     Beginning of Period             1.148    0.826    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.348    1.148    0.826      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         8,152    4,501    2,761      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
     Beginning of Period             1.066    0.841    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.191    1.066    0.841      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,568    3,594    2,499      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

EATON VANCE VT FLOATING
RATE-INCOME FUND
Unit Value:
     Beginning of Period             1.007    0.992    1.003    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.021    1.007    0.992    1.003      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        19,489   18,378   21,100    8,027      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
EATON VANCE VT WORLDWIDE HEALTH
SCIENCES FUND
Unit Value:
     Beginning of Period             1.019    0.795    1,149    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.067    1.019    0.795    1.149      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        11,449   12,539   11,658    5,703      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP CONTRAFUND(R)
PORTFOLIO
Unit Value:
     Beginning of Period             0.946    0.747    0.836    0.966    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.077    0.946    0.747    0.836    0.966      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        36,499   30,644   28,591   16,731    4,509      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             2.063    1.605    1.961    2.092    1.957    1.867    1.696    1.342    1.191    1.000      N/A
     End of Period                   2.269    2.063    1.605    1.961    2.092    1.957    1.867    1.696    1.342    1.191      N/A
     Units Outstanding at End of
       Period (in thousands)        73,279   85,422  105,303  119,522  122,812  114,059   95,537   65,130   31,681    9,213      N/A

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
     Beginning of Period             2.040    1.557    2,260    2,783    3.171    2.340    1.701    1.397    1.235    1.000      N/A
     End of Period                   2.079    2.040    1.557    2.260    2.783    3.171    2.340    1.701    1.397    1.235      N/A
     Units Outstanding at End of
       Period (in thousands)        52,885   62,334   74,649   95,897  111,920   90,071   63,055   45,772   24,745    6,677      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH &  INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             0.881    0.722    0.878    0.976    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.919    0.881    0.722    0.878    0.976      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        13,053   15,016   14,260   14,337    1,485      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP HIGH INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             1.225    0.977    0.957    1.100    1.439    1.350    1.430    1.233    1.096    1.000      N/A
     End of Period                   1.324    1.225    0.977    1.100    1.100    1.439    1.350    1.430    1.233    1.096      N/A
     Units Outstanding at End of
       Period (in thousands)        61,378   80,700   89,461  103,705   99,327   87,413   74,986   50,470   23,051    6,714      N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
     Beginning of Period             1.213    0.887    0.998    1.046    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.494    1.213    0.887    0.998    1.046      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        33,168   34,214   35,732   19,368    2,914      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
     Beginning of Period             1.162    0.749    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.304    1.162    0.749      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,838    5,165      885      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP
GROWTH SECURITIES FUND
Unit Value:
     Beginning of Period             1.026    0.819    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.091    1.026    0.819      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,510    3,150    1,070      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL-MID CAP
GROWTH SECURITIES FUND
Unit Value:
     Beginning of Period             0.686    0.507    0.720    0.862    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.753    0.686    0.507    0.720    0.862      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        25,011   29,881   27,115   12,372    1,055      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL CAP
VALUE SECURITIES FUND
Unit Value:
     Beginning of Period             1.034    0.794    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.262    1.034    0.794      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         8,092    4,489    2,257      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP MUTUAL SHARES SECURITIES
FUND
Unit Value:
     Beginning of Period             1.202    0.974    1.121    1.062    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.335    1.202    0.974    1.121    1.062      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        29,084   30,941    2,257   22,617    1,151      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FT VIP TEMPLETON FOREIGN
SECURITIES FUND
Unit Value:
     Beginning of Period             1.023    0.785    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.195    1.023    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        10,905    6,831    4,058      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             0.731    0.600    0.778    0.914    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.805    0.731    0.600    0.778    0.914      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        15,197   18,412   19,923   14,985    2,409      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN INTERNATIONAL
GROWTH PORTFOLIO
Unit Value:
     Beginning of Period             0.641    0.484    0.484    0.875    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.751    0.641    0.484    0.641    0.875      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        13,033   15,184   18,862   15,184    3,263      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.589    0.454    0.629    0.849    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.605    0.589    0.454    0.629    0.849      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        22,842   26,135   30,199   16,948    3,332      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.417    0.314    0.443    0.744    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.496    0.417    0.314    0.443    0.744      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         7,398    8,603   10,681   12,347    1,707      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
     Beginning of Period             0.956    0.710    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.079    0.956    0.710      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         5,677    3,896    1,076      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
     Beginning of Period             0.983    0.747    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.029    0.983    0.747      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         2,084    1,800      644      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
     Beginning of Period             1.050    0.918    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.149    1.050    8,179      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        16,967   13,317    8,179      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) UTILITIES SERIES
Unit Value:
     Beginning of Period             1.119    0.837    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.432    1.119    0.837      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,031    2,152      779      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
     Beginning of Period             1.103    0.897    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.194    1.103    0.897      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         3,299    2,025      616      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
     Beginning of Period             1.012    0.785    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.064    1.012    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         6,220    4,649    2,037      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
     Beginning of Period             1.084    0.770    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.271    1.084    0.770      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        11,880    7,050    3,478      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
     Beginning of Period             1.155    0.946    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.238    1.155    0.946      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        10,199   10,871    6,429      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
     Beginning of Period             1.003    0.805    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.080    1.003    0.805      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         5,221    4,518    3,011      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
     Beginning of Period             0.871    0.716    0.899    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.953    0.871    0.716    0.899      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         9,507    8,096    8,671    3,277      N/A      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
     Beginning of Period             1.437    1.084    1.075    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.919    1.437    1.084    3,475      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        11,633   11,433   12,231    3,475      N/A      N/A      N/A      N/A      N/A      N/A      N/A

SCUDDER VIT EAFE EQUITY INDEX
FUND
Unit Value:
     Beginning of Period             0.729    0.554    0.717    0.965    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.856    0.729    0.554    0.717    0.965      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,746    4,476    5,145    2,329      926      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
SCUDDER VIT SMALL CAP INDEX FUND
Unit Value:
     Beginning of Period             1.119    0.775    0.990    0.984    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.299    1.119    0.775    0.990    0.984      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         9,675   10,849    8,991    3,904       87      N/A      N/A      N/A      N/A      N/A      N/A

SCUDDER TECHNOLOGY GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.445    0.308    0.484    0.727    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.447    0.445    0.308    0.484    0.727      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        17,110   20,389   16,554   12,020    4,507      N/A      N/A      N/A      N/A      N/A      N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
     Beginning of Period             1.184    0.937    1.039    1.107    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.307    1.184    0.937    1.039    1.107      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         6,810    7,951    8,796    5,736      679      N/A      N/A      N/A      N/A      N/A      N/A

T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
     Beginning of Period             1.184    0.920    1.142    1.488    1.837    1.398    1.223    1.203    1.065    1.000      N/A
     End of Period                   1.328    1.184    0.920    1.142    1.488    1.837    1.398    1.223    1.203    1.065      N/A
     Units Outstanding at End of
       Period (in thousands)        47,389   55,172   67,555   65,264   62,055   49,814   41,458   33,977   16,510    4,066      N/A

                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                        ALLMERICA SELECT SEPARATE ACCOUNT


                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
     Beginning of Period             1.025    0.814      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.116    1.025    0.814      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)             9        7        4      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIT EQUITY INDEX FUND
Unit Value:
     Beginning of Period             0.888    0.705    0.919    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.966    0.888    0.705    0.919      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         9,969   11,826    1,153      798      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIT GOVERNMENT BOND FUND
Unit Value:
     Beginning of Period             1.071    1.068      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.078    1.071    1.068      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           593    1,325    1,495      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIT MONEY MARKET
Unit Value:
     Beginning of Period             1.335    1.343    1.340    1.303    1.242    1.197    1.151    1.106    1.065    1.020    1.000
     End of Period                   1.328    1.335    1.343    1.340    1.303    1.242    1.197    1.151    1.106    1.065    1.020
     Units Outstanding at End of
       Period (in thousands)         4,008    5,069    7,955    8,672    8,983   11,367    8,761    6,157    6,060    4,027    2,085

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT SELECT CAPITAL APPRECIATION
FUND
Unit Value:
     Beginning of Period             2.538    1.842    2.383    2.444    2.321    1.878    1.672    1.484    1.383    1.000      N/A
     End of Period                   2.968    2.538    1.842    2.383    2.444    2.321    1.878    1.672    1.484    1.383      N/A
     Units Outstanding at End of
       Period (in thousands)         1,752    2,095    2,649    3,552    3,897    3,247    2,662    1,914    1,366      391      N/A

AIT SELECT GROWTH FUND
Unit Value:
     Beginning of Period             1.846    1.483    2.077    2.797    3.451    2.697    2.019    1.527    1.269    1.032    1.000
     End of Period                   1.956    1,846    1.483    2.077    2.797    3.451    2.697    2.019    1.527    1.269    1.032
     Units Outstanding at End of
       Period (in thousands)         5,851    6,823    5,633    7,459    8,583    8,012    6,841    5,168    3,534    2,177      756

AIT SELECT INTERNATIONAL EQUITY
FUND
Unit Value:
     Beginning of Period             1.453    1.153    1.450    1.874    2.088    1.608    1.400    1.356    1.128    0.956    1.000
     End of Period                   1.640    1.453    1.153    1.450    1.874    2.088    1.608    1.400    1.356    1.128    0.956
     Units Outstanding at End of
       Period (in thousands)         3,288    3,908    4,712    6,356    7,941    7,072    6,291    5,132    3,481    1,900      695

AIT SELECT INVESTMENT GRADE
INCOME FUND
Unit Value:
     Beginning of Period             1.630    1.601    1.501    1.411    1.295    1.325    1.257    1.168    1.146    0.993    1.000
     End of Period                   1.672    1.630    1.601    1.501    1.411    1.295    1.325    1.257    1.168    1.146    0.993
     Units Outstanding at End of
       Period (in thousands)         4,386    5,491    6,931    8,801    9,694   10,936   11,009    6,061    4,956    4,114    1,916

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
     Beginning of Period             1.495    1.095    1.327    1.195    0.929    0.989    0.000      N/A      N/A      N/A      N/A
     End of Period                   1.759    1.495    1.095    1.327    1.195    0.929    0.989      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         1,711    1,968    2,764    3,680    3,667    2,790    1,367      N/A      N/A      N/A      N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
     Beginning of Period             0.797    0.638    0.837    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.879    0.797    0.638    0.837      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            79       82       70       39      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
     Beginning of Period             0.767    0.621    0.854    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.792    0.767    0.621    0.854      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           173      197      251      207      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. DYNAMICS FUND
Unit Value:
     Beginning of Period             0.711    0.523    0.779    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.794    0.711    0.523    0.779      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)          0.27       38      117       56      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
     Beginning of Period             0.930    0.738    0.991    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.986    0.930    0.738    0.991      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            49       51       83      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
     Beginning of Period             0.764    0.619    0.901    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.797    0.764    0.619    0.901      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           142      330      213      183      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
     Beginning of Period             0.996    0.758      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.089    0.996    0.758      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            83      121       40      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
     Beginning of Period             0.987    0.741      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.122    0.987    0.741      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            31       24       17      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN GLOBAL
TECHNOLOGY PORTFOLIO
Unit Value:
     Beginning of Period             0.961    0.677      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.995    0.961      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)             0        0      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND
INCOME PORTFOLIO
Unit Value:
     Beginning of Period             0.980    0.752    0.981    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.075    0.980    0.752    0.981      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           677      711      838      955      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN LARGE CAP
GROWTH PORTFOLIO
Unit Value:
     Beginning of Period             0.736    0.605    0.887    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.786    0.736    0.605    0.887      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           233      229      233      183      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN SMALL/ MID CAP
VALUE PORTFOLIO
Unit Value:
     Beginning of Period             1.148    0.826      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.348    1.148    0.826      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            86       72   39.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
     Beginning of Period             1.066    0.841      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.191    1.066    0.841      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            42       20    8.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING
RATE-INCOME FUND
Unit Value:
     Beginning of Period             1.007    0.992    1.003    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.021    1.007    0.992    1.003      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           482      442      446      103      N/A      N/A      N/A      N/A      N/A      N/A      N/A

EATON VANCE VT WORLDWIDE HEALTH
SCIENCES FUND
Unit Value:
     Beginning of Period             1.019    0.795    1.149    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.067    1.109    0.795    1.149      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           195      214      311      249      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP CONTRAFUND(R)
PORTFOLIO
Unit Value:
     Beginning of Period             1.074    0.848    0.949    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.223    1.074    0.848    0.949      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           523      439      309      118      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             2.063    1.606    1.961    2.092    1.957    1.867    1.696    1.342    1.191    1.000      N/A
     End of Period                   2.269    2.063    1.606    1.961    2.092    1.957    1.867    1.696    1.342    1.191      N/A
     Units Outstanding at End of
       Period (in thousands)         3,172    3,765    5,312    7,143    7,674    8,173    5,779    3,421    1,802      429      N/A

                                                                      YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
     Beginning of Period             2.040    1.557    2.260    2.783    3.171    2.340    1.701    1.397    1.235    1.000      N/A
     End of Period                   2.079    2.040    1.557    2.260    2.783    3.171    2.340    1.701    1.397    1.235      N/A
     Units Outstanding at End of
       Period (in thousands)         3,088    3,691    4,591    6,175    7,199    5,957    3,567    2,198    1,326      262      N/A

FIDELITY VIP GROWTH & INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             0.959    0.786    0.955    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.000    0.959    0.786    0.955      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           293      263       99      133      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP HIGH INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             1.225    0.977    0.957    1.100    1.439    1.350    1.430    1.233    1.096    1.000      N/A
     End of Period                   1.324    1.225    0.977    0.957    1.100    1.439    1.350    1.430    1.233    1.096      N/A
     Units Outstanding at End of
       Period (in thousands)         2,546    3,471    4,636    5,851    6,245    6,325    5,261    2,753    1,298      273      N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
     Beginning of Period             1.259    0.921    1.036    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.550    1.259    0.921    1.036      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           424      360      386      263      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
     Beginning of Period             1.161    0.749      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.304    1.161    0.749      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           108      213       51      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                      YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
     Beginning of Period             1.026    0.819      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.092    1.026    0.819      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            98       65       39      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL-MID CAP
GROWTH SECURITIES FUND
Unit Value:
     Beginning of Period             0.876    0.647    0.920      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.963    0.876    0.647    0.920      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           209      253      327      206      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Unit Value:
     Beginning of Period             1.034    0.794      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.262    1.034    0.794      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            76       69      105      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP MUTUAL SHARES SECURITIES
FUND
Unit Value:
     Beginning of Period             1.091    0.884    1.017    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.212    1.091    0.884    1.017      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           295      301      411      412      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                      YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FT VIP TEMPLETON FOREIGN
SECURITIES FUND
Unit Value:
     Beginning of Period             1.023    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.195    1.023    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           115       67       69      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             0.853    0.701    0.908    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.940    0.853    0.701    0.908      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            51      116      224      160      N/A      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN INTERNATIONAL GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.800    0.603    0.824    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.936    0.800    0.603    0.824      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            34       97      135       95      N/A      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.750    0.578    0.801    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.771    0.750    0.578    0.801      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            91       96      104       77      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                      YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.662    0.498    0.703    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.786    0.662    0.498    0.703      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           166       17       18       38      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
     Beginning of Period             0.956    0.710      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.079    0.956    0.710      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            51       57       46      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
     Beginning of Period             0.983    0.747      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.030    0.983    0.747      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            31       35        2      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
     Beginning of Period             1.050    0.918      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.149    1.050    0.918      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           707      557      142      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) UTILITIES SERIES
Unit Value:
     Beginning of Period             1.119    0.837      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.432    1.119    0.837      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            32       23        2      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                      YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
     Beginning of Period             1.103    0.897      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.194    1.103    0.897      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           164       53       17      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
     Beginning of Period             1.012    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.064    1.012    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           119       75       33      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
     Beginning of Period             1.084    0.770      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.271    1.084    0.770      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           285      203      157      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
     Beginning of Period             1.155    0.946      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.238    1.155    0.946      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           181      257       28      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
     Beginning of Period             1.003    0.805      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.080    1.003    0.805      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           216      195       61      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                      YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
Unit Value:
     Beginning of Period             0.871    0.716    0.899    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.953    0.871    0.716    0.899      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            62       62       38       39      N/A      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
     Beginning of Period             1.438    1.084    1.075    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.919    1.438    1.084    1.075      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           115      165      233      136      N/A      N/A      N/A      N/A      N/A      N/A      N/A

SCUDDER VIT EAFE EQUITY INDEX
FUND
Unit Value:
     Beginning of Period             0.831    0.632    0.817    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.975    0.831    0.632    0.817      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)            54       54       31        2      N/A      N/A      N/A      N/A      N/A      N/A      N/A

SCUDDER VIT SMALL CAP INDEX FUND
Unit Value:
     Beginning of Period             1.155    0.800    1.021    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.341    1.155    0.800    1.021      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           191      154      102      201      N/A      N/A      N/A      N/A      N/A      N/A      N/A

SCUDDER TECHNOLOGY GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.709    0.490    0.771    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.712    0.709    0.490    0.771      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           126      146       99       62      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                      YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
     Beginning of Period             1.148    0.909    1.008    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.268    1.148    0.909    1.008      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)           101       98      107       32      N/A      N/A      N/A      N/A      N/A      N/A      N/A

T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
     Beginning of Period             1.183    0.919    1.141    1.488    1.837    1.397    1.223    1.203    1.065    1.000      N/A
     End of Period                   1.327    1.183    0.919    1.141    1.488    1.837    1.397    1.223    1.203    1.065      N/A
     Units Outstanding at End of
       Period (in thousands)         1,576    1,801    2,768    3,209    3,648    3,324    2,591    1,693    1,170      265      N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT RESOURCE I AND II PROSPECTUS FOR ALLMERICA SELECT SEPARATE ACCOUNT DATED APRIL 29, 2005 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.

                              DATED APRIL 29, 2005



FAFLIC Allmerica Select Resource I & II

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                  3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY   4

SERVICES                                                         4

UNDERWRITERS                                                     5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION       6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM      7

PERFORMANCE INFORMATION                                          8

FINANCIAL STATEMENTS                                             F-1

                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") established by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Prior to December 31, 2002, the Company was the immediate parent of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirect wholly-owned subsidiary of AFC).


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2004, the Company had over $4.2 billion in assets and over $5.2 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Allmerica Select Resource I and II contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
AIT Core Equity Fund                                  FUND, INC. (CLASS B)
AIT Equity Index Fund                                 AllianceBernstein Growth and Income Portfolio
AIT Government Bond Fund                              AllianceBernstein Large Cap Growth Portfolio
AIT Money Market Fund                                 AllianceBernstein Small/Mid Cap Value Portfolio
AIT Select Capital Appreciation Fund                  AllianceBernstein Global Technology Portfolio
AIT Select Growth Fund                                AllianceBernstein Value Portfolio
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund               EATON VANCE VARIABLE TRUST
AIT Select Value Opportunity Fund                     Eaton Vance VT Floating-Rate Income Fund
                                                      Eaton Vance VT Worldwide Health Sciences Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Aggressive Growth Fund                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIM V.I. Blue Chip Fund                               Fidelity VIP Contrafund(R)Portfolio
AIM V.I. Dynamics Fund                                Fidelity VIP Equity-Income Portfolio
AIM V.I. Health Sciences Fund                         Fidelity VIP Growth Portfolio
AIM V.I. Premier Equity Fund                          Fidelity VIP Growth & Income Portfolio
                                                      Fidelity VIP High Income Portfolio

AIM VARIABLE INSURANCE FUNDS                          Fidelity VIP Mid Cap Portfolio
(SERIES II SHARES)
AIM V.I. Basic Value Fund                                         (CONTINUES ON THE NEXT PAGE)
AIM V.I. Capital Development Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS            OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
(SERVICE CLASS 2)                                     Oppenheimer Balanced Fund/VA
Fidelity VIP Value Strategies Portfolio               Oppenheimer Capital Appreciation Fund/VA
                                                      Oppenheimer Global Securities Fund/VA
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Oppenheimer High Income Fund/VA
TRUST (CLASS 2)                                       Oppenheimer Main Street Fund/VA
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Fund                                                  Pioneer Fund VCT Portfolio
FT VIP Franklin Small Cap Value Securities Fund       Pioneer Real Estate Shares VCT Portfolio
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund              SCUDDER INVESTMENT  VIT FUNDS
                                                      Scudder VIT EAFE Equity Index Fund
JANUS ASPEN SERIES (SERVICE SHARES)                   Scudder VIT Small Cap Index Fund
Janus Aspen Growth and Income Portfolio
Janus Aspen Large Cap Growth Portfolio                SCUDDER VARIABLE SERIES II
Janus Aspen International Growth Portfolio            Scudder Technology Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio                  SVS Dreman Financial Services Portfolio

MFS(R) VARIABLE INSURANCE TRUSTSM                     T. ROWE PRICE INTERNATIONAL SERIES, INC.
(SERVICE CLASS)                                       T. Rowe Price International Stock Portfolio
MFS(R) Mid Cap Growth SerieS
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) UTILITIES SERIES


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 2004 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 2002, 2003, and 2004 were $5,256,747.72, $47,398.02 and $5,647.60.

No commissions were retained by VeraVest for sales of all contracts funded by Allmerica Select Separate

Account (including contracts not described in the Prospectus) for the years 2002, 2003, and 2004.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                              1.135000

(2)  Value of Assets -- Beginning of Valuation Period                               $ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                  $     1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by ( 2)       0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)                             0.000039

(6)  Net Investment Rate (4) - (5)                                                     0.000296

(7)  Net Investment Factor 1.000000 + (6)                                              1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)                            $  1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.




          ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund or an underlying Sub-Account has been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

       P(1 + T)(TO THE POWER OF n)   =  ERV

       Where:   P                    =  a hypothetical initial payment to the
                                        Variable Account of $1,000

                T                    =  average annual total return

                n                    =  number of years

              ERV                    =  the ending redeemable value of the
                                        $1,000 payment at the end of the
                                        specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

     YEARS FROM DATE OF PAYMENT TO     CHARGE AS PERCENTAGE OF NEW
           DATE OF WITHDRAWAL          PURCHASE PAYMENTS WITHDRAWN
     -----------------------------     ---------------------------
                0 - 1                             6.5%
                  2                               6.0%
                  3                               5.0%
                  4                               4.0%
                  5                               3.0%
                  6                               2.0%
                  7                               1.0%
             More than 7                          0.0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

       P(1 + T)(TO THE POWER OF n)   =  EV

       Where:   P                    =  a hypothetical initial payment to the
                                        Variable Account of $1,000

                T                    =  average annual total return

                n                    =  number of years

               EV                    =  the ending value of the $1,000 payment
                                        at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2004

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                               FOR YEAR                  SINCE
                                                              SUB-ACCOUNT        ENDED                INCEPTION OF
                                                            INCEPTION DATE     12/31/04    5 YEARS    SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                            5/1/02           2.49%        N/A         2.41%
AIT Equity Index Fund                                          2/23/01           2.32%        N/A        -1.93%
AIT Government Bond Fund                                        5/1/02          -5.21%        N/A         1.09%
AIT Money Market Fund                                           4/7/94          -6.45%       0.68%        2.54%
AIT Select Capital Appreciation Fund                           4/30/95          10.21%       4.31%       11.78%
AIT Select Growth Fund                                         4/21/94          -0.66%     -11.84%        6.37%
AIT Select International Equity Fund                            5/3/94           6.04%      -5.65%        5.31%
AIT Select Investment Grade Income Fund                        4/20/94          -3.74%       4.53%        5.13%
AIT Select Value Opportunity Fund                              2/20/98          11.01%      13.14%        8.37%
AIM V.I. Aggressive Growth Fund                                2/23/01           3.79%        N/A        -4.22%
AIM V.I. Blue Chip Fund                                        2/23/01          -2.83%        N/A        -6.79%
AIM V.I. Dynamics Fund                                         2/23/01           5.25%        N/A        -6.69%
AIM V.I. Health Sciences Fund                                  2/23/01          -0.14%        N/A        -1.31%
AIM V.I. Premier Equity Fund                                   2/23/01          -1.82%        N/A        -6.63%
AIM V.I. Basic Value Fund                                       5/1/02           2.89%        N/A         1.48%
AIM V.I. Capital Development Fund                               5/1/02           7.15%        N/A         2.63%
AllianceBernstein Global Technology Portfolio                   5/1/02          -2.45%        N/A        -1.89%
AllianceBernstein Growth and Income Portfolio                  2/23/01           3.23%        N/A         0.91%
AllianceBernstein Large Cap Growth Portfolio                   2/23/01           0.57%        N/A        -6.96%
AllianceBernstein Small/Mid Cap Value Portfolio                 5/1/02          10.91%        N/A        10.26%
AllianceBernstein Value Portfolio                               5/1/02           5.29%        N/A         5.08%
Eaton Vance VT Floating-Rate Income Fund                        5/1/01          -4.54%        N/A        -0.42%
Eaton Vance VT Worldwide Health Sciences Fund                   5/1/01          -1.38%        N/A         0.77%
Fidelity VIP Contrafund(R)Portfolio                            2/23/01           7.35%        N/A         4.46%
Fidelity VIP Equity-Income Portfolio                            5/1/95           3.23%       2.17%        8.68%
Fidelity VIP Growth Portfolio                                   5/1/95          -4.35%      -9.03%        7.72%
Fidelity VIP Growth & Income Portfolio                         2/23/01          -1.79%        N/A        -0.95%
Fidelity VIP High Income Portfolio                              5/1/95           1.50%      -2.48%        2.75%
Fidelity VIP Mid Cap Portfolio                                 2/23/01          16.65%        N/A        11.29%
Fidelity VIP Value Strategies Portfolio                         5/1/02           5.75%        N/A         8.84%
FT VIP Franklin Large Cap Growth Securities Fund                5/1/02           0.20%        N/A         1.57%
FT VIP Franklin Small-Mid Cap Growth Securities Fund           2/23/01           3.47%        N/A        -1.93%
FT VIP Franklin Small Cap Value Securities Fund                 5/1/02          15.51%        N/A         7.45%
FT VIP Mutual Shares Securities Fund                           2/23/01           4.55%        N/A         4.19%
FT VIP Templeton Foreign Securities Fund                        5/1/02          10.37%        N/A         5.22%
Janus Aspen Growth and Income Portfolio                        2/23/01           3.67%        N/A        -2.54%
Janus Aspen International Growth Portfolio                     2/23/01          10.52%        N/A        -2.63%
Janus Aspen Large Cap Growth Portfolio                         2/23/01          -3.27%        N/A        -7.43%
Janus Aspen Mid Cap Growth Portfolio                           2/23/01          12.29%        N/A        -6.95%
MFS(R)Mid Cap Growth Series                                     5/1/02           6.28%        N/A         1.12%
MFS(R)New Discovery Series                                      5/1/02          -1.41%        N/A        -0.63%
MFS(R)Total Return Series                                       5/1/02           3.07%        N/A         3.61%
MFS(R)Utilities Series                                          5/1/02          21.53%        N/A        12.90%
Oppenheimer Balanced Fund/VA                                    5/1/02           1.92%        N/A         5.17%

                                                                               FOR YEAR                  SINCE
                                                              SUB-ACCOUNT        ENDED                INCEPTION OF
                                                            INCEPTION DATE     12/31/04    5 YEARS    SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                        5/1/02          -1.03%        N/A         0.58%
Oppenheimer Global Securities Fund/VA                           5/1/02          10.71%        N/A         7.77%
Oppenheimer High Income Fund/VA                                 5/1/02           0.94%        N/A         6.68%
Oppenheimer Main Street Fund/VA                                 5/1/02           1.32%        N/A         1.16%
Pioneer Fund VCT Portfolio                                      5/1/01           2.97%        N/A        -2.30%
Pioneer Real Estate Shares VCT Portfolio                        5/1/01          26.99%        N/A        18.76%
Scudder VIT EAFE Equity Index Fund                             2/23/01          10.90%        N/A        -1.58%
Scudder VIT Small Cap Index Fund                               2/23/01           9.61%        N/A         7.06%
Scudder Technology Growth Portfolio                            2/23/01          -5.39%        N/A        -9.29%
SVS Dreman Financial Services Portfolio                        2/23/01           3.97%        N/A         5.48%
T. Rowe Price International Stock Portfolio                     5/1/95           5.47%      -7.07%        2.82%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2004

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                              FOR YEAR                   SINCE
                                                              SUB-ACCOUNT       ENDED                 INCEPTION OF
                                                            INCEPTION DATE    12/31/04      5 YEARS    SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                            5/1/02           8.86%        N/A          4.19%
AIT Equity Index Fund                                          2/23/01           8.78%        N/A         -0.90%
AIT Government Bond Fund                                        5/1/02           0.69%        N/A          2.86%
AIT Money Market Fund                                           4/7/94          -0.50%       1.35%         2.67%
AIT Select Capital Appreciation Fund                           4/30/95          16.96%       5.04%        11.90%
AIT Select Growth Fund                                         4/21/94           5.94%     -10.74%         6.59%
AIT Select International Equity Fund                            5/3/94          12.87%      -4.73%         5.54%
AIT Select Investment Grade Income Fund                        4/20/94           2.52%       5.24%         5.34%
AIT Select Value Opportunity Fund                              2/20/98          17.68%      13.62%         8.58%
AIM V.I. Aggressive Growth Fund                                2/23/01          10.24%        N/A         -3.30%
AIM V.I. Blue Chip Fund                                        2/23/01           3.21%        N/A         -5.89%
AIM V.I. Dynamics Fund                                         2/23/01          11.75%        N/A         -5.80%
AIM V.I. Health Sciences Fund                                  2/23/01           6.06%        N/A         -0.36%
AIM V.I. Premier Equity Fund                                   2/23/01           4.29%        N/A         -5.73%
AIM V.I. Basic Value Fund                                       5/1/02           9.29%        N/A          3.25%
AIM V.I. Capital Development Fund                               5/1/02          13.65%        N/A          4.40%
AllianceBernstein Global Technology Portfolio                   5/1/02           3.62%        N/A         -0.18%
AllianceBernstein Growth and Income Portfolio                  2/23/01           9.67%        N/A          1.90%
AllianceBernstein Large Cap Growth Portfolio                   2/23/01           6.83%        N/A         -6.06%
AllianceBernstein Small/Mid Cap Value Portfolio                 5/1/02          17.41%        N/A         11.83%
AllianceBernstein Value Portfolio                               5/1/02          11.79%        N/A          6.78%
Eaton Vance VT Floating-Rate Income Fund                        5/1/01           1.39%        N/A          0.58%
Eaton Vance VT Worldwide Health Sciences Fund                   5/1/01           4.75%        N/A          1.79%
Fidelity VIP Contrafund(R)Portfolio                            2/23/01          13.86%        N/A          5.37%
Fidelity VIP Equity-Income Portfolio                            5/1/95           9.97%       3.00%         8.84%
Fidelity VIP Growth Portfolio                                   5/1/95           1.93%      -8.09%         7.87%
Fidelity VIP Growth & Income Portfolio                         2/23/01           4.32%        N/A          0.00%
Fidelity VIP High Income Portfolio                              5/1/95           8.06%      -1.65%         2.95%
Fidelity VIP Mid Cap Portfolio                                 2/23/01          23.17%        N/A         12.06%
Fidelity VIP Value Strategies Portfolio                         5/1/02          12.25%        N/A         10.45%
FT VIP Franklin Large Cap Growth Securities Fund                5/1/02           6.42%        N/A          3.34%
FT VIP Franklin Small-Mid Cap Growth Securities Fund           2/23/01           9.91%        N/A         -0.98%
FT VIP Franklin Small Cap Value Securities Fund                 5/1/02          22.02%        N/A          9.11%
FT VIP Mutual Shares Securities Fund                           2/23/01          11.06%        N/A          5.11%
FT VIP Templeton Foreign Securities Fund                        5/1/02          16.87%        N/A          6.92%
Janus Aspen Growth and Income Portfolio                        2/23/01          10.12%        N/A         -1.60%
Janus Aspen International Growth Portfolio                     2/23/01          17.03%        N/A         -1.69%
Janus Aspen Large Cap Growth Portfolio                         2/23/01           2.74%        N/A         -6.54%
Janus Aspen Mid Cap Growth Portfolio                           2/23/01          18.79%        N/A         -6.05%
MFS(R)Mid Cap Growth Series                                     5/1/02          12.78%        N/A          2.88%
MFS(R)New Discovery Series                                      5/1/02           4.72%        N/A          1.10%
MFS(R)Total Return Series                                       5/1/02           9.47%        N/A          5.36%
MFS(R)Utilities Series                                          5/1/02          28.03%        N/A         14.42%
Oppenheimer Balanced Fund/VA                                    5/1/02           8.26%        N/A          6.87%
Oppenheimer Capital Appreciation Fund/VA                        5/1/02           5.12%        N/A          2.33%
Oppenheimer Global Securities Fund/VA                           5/1/02          17.21%        N/A          9.40%

                                                                               FOR YEAR                  SINCE
                                                              SUB-ACCOUNT       ENDED                 INCEPTION OF
                                                            INCEPTION DATE     12/31/04     5 YEARS    SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                                 5/1/02           7.21%        N/A          8.34%
Oppenheimer Main Street Fund/VA                                 5/1/02           7.62%        N/A          2.92%
Pioneer Fund VCT Portfolio                                      5/1/01           9.37%        N/A         -1.32%
Pioneer Real Estate Shares VCT Portfolio                        5/1/01          33.50%        N/A         19.44%
Scudder VIT EAFE Equity Index Fund                             2/23/01          17.40%        N/A         -0.64%
Scudder VIT Small Cap Index Fund                               2/23/01          16.11%        N/A          7.91%
Scudder Technology Growth Portfolio                            2/23/01           0.49%        N/A         -8.43%
SVS Dreman Financial Services Portfolio                        2/23/01          10.44%        N/A          6.36%
T. Rowe Price International Stock Portfolio                     5/1/95          12.18%      -6.29%         2.97%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2004

                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                        10 YEARS OR
                                                              UNDERLYING       FOR YEAR               SINCE INCEPTION
                                                                 FUND           ENDED                  OF UNDERLYING
                                                            INCEPTION DATE     12/31/04     5 YEARS    FUND (IF LESS)
---------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                          4/29/85           2.49%      -5.94%         8.08%
AIT Equity Index Fund*                                         9/28/90           2.32%      -4.51%        10.02%
AIT Government Bond Fund*                                      8/26/91          -5.21%       4.09%         4.68%
AIT Money Market Fund*                                         4/29/85          -6.45%       0.68%         2.54%
AIT Select Capital Appreciation Fund*                          4/28/95          10.21%       4.31%        11.78%
AIT Select Growth Fund*                                        8/21/92          -0.66%     -11.84%         6.37%
AIT Select International Equity Fund*                           5/2/94           6.04%      -5.65%         5.31%
AIT Select Investment Grade Income Fund*                       4/29/85          -3.74%       4.53%         5.13%
AIT Select Value Opportunity Fund*                             4/30/93          11.01%      13.14%        12.75%
AIM V.I. Aggressive Growth Fund*                                5/1/98           3.79%      -5.51%         1.08%
AIM V.I. Blue Chip Fund                                       12/29/99          -2.83%      -9.01%        -8.84%
AIM V.I. Dynamics Fund                                         8/25/97           5.25%      -8.53%         2.78%
AIM V.I. Health Sciences Fund                                  5/22/97          -0.14%       1.45%         7.72%
AIM V.I. Premier Equity Fund                                    5/5/93          -1.82%      -8.99%         7.16%
AIM V.I. Basic Value Fund*                                     9/10/01           2.89%        N/A          2.41%
AIM V.I. Capital Development Fund*                              5/1/98           7.15%       2.04%         4.14%
AllianceBernstein Global Technology Portfolio*                 1/11/96          -2.45%     -14.18%         4.75%
AllianceBernstein Growth and Income Portfolio*                 1/14/91           3.23%       3.38%        12.55%
AllianceBernstein Large Cap Growth Portfolio*                  6/26/92           0.57%     -10.45%         9.77%
AllianceBernstein Small/Mid Cap Value Portfolio*                5/1/01          10.91%        N/A         14.13%
AllianceBernstein Value Portfolio*                              5/1/01           5.29%        N/A          4.36%
Eaton Vance VT Floating-Rate Income Fund *                      5/1/01          -4.54%        N/A         -0.42%
Eaton Vance VT Worldwide Health Sciences Fund *                 5/1/01          -1.38%        N/A          0.77%
Fidelity VIP Contrafund(R)Portfolio                             1/3/95           7.35%      -0.02%        12.53%
Fidelity VIP Equity-Income Portfolio                           10/9/86           3.23%       2.17%         9.63%
Fidelity VIP Growth Portfolio                                  10/9/86          -4.35%      -9.03%         8.31%
Fidelity VIP Growth & Income Portfolio                        12/31/96          -1.79%      -2.73%         5.75%
Fidelity VIP High Income Portfolio                             9/19/85           1.50%      -2.48%         3.52%
Fidelity VIP Mid Cap Portfolio                                12/28/98          16.65%      13.13%        19.00%
Fidelity VIP Value Strategies Portfolio                        2/20/02           5.75%        N/A         10.13%
FT VIP Franklin Large Cap Growth Securities Fund*               5/1/96           0.20%      -2.84%         6.90%
FT VIP Franklin Small-Mid Cap Growth Securities  Fund*         11/1/95           3.47%      -6.50%         8.37%
FT VIP Franklin Small Cap Value Securities Fund*                5/1/98          15.51%      14.14%         6.35%
FT VIP Mutual Shares Securities Fund*                          11/8/96           4.55%       5.31%         7.93%
FT VIP Templeton Foreign Securities Fund*                       5/1/92          10.37%      -1.03%         7.17%
Janus Aspen Growth and Income Portfolio                         5/1/98           3.67%      -6.25%         6.27%
Janus Aspen International Growth Portfolio                      5/2/94          10.52%      -7.39%        10.63%
Janus Aspen Large Cap Growth Portfolio                         9/13/93          -3.27%      -9.56%         7.38%
Janus Aspen Mid Cap Growth Portfolio                           9/13/93          12.29%     -15.29%         6.82%
MFS(R)Mid Cap Growth Series*                                    5/1/00           6.28%        N/A         -8.96%
MFS(R)New Discovery Series*                                     5/1/98          -1.41%      -4.09%         5.49%
MFS(R)Total Return Series*                                      1/3/95           3.07%       5.13%         9.51%
MFS(R)Utilities Series*                                         1/3/95          21.53%      -0.12%        11.77%
Oppenheimer Balanced Fund/VA*                                   2/9/87           1.92%       3.80%         8.35%
Oppenheimer Capital Appreciation Fund/VA*                       4/3/85          -1.03%      -4.35%        11.19%

                                                                                                        10 YEARS OR
                                                              UNDERLYING      FOR YEAR                SINCE INCEPTION
                                                                 FUND           ENDED                  OF UNDERLYING
                                                            INCEPTION DATE    12/31/04      5 YEARS    FUND (IF LESS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA*                        11/12/90          10.71%       1.93%        10.75%
Oppenheimer High Income Fund/VA*                               4/30/86           0.94%       3.07%         6.00%
Oppenheimer Main Street Fund/VA*                                7/5/95           1.32%      -3.73%         8.33%
Pioneer Fund VCT Portfolio*                                   10/31/97           2.97%      -2.68%         3.57%
Pioneer Real Estate Shares VCT Portfolio*                       3/1/95          26.99%      18.94%        13.03%
Scudder VIT EAFE Equity Index Fund                             8/22/97          10.90%      -6.66%         0.29%
Scudder VIT Small Cap Index Fund                               8/22/97           9.61%       4.10%         5.64%
Scudder Technology Growth Portfolio                             5/3/99          -5.39%     -14.27%        -3.38%
SVS Dreman Financial Services Portfolio                         5/4/98           3.97%       7.70%         4.40%
T. Rowe Price International Stock Portfolio                    3/31/94           5.47%      -7.07%         3.04%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2004

                      SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                                        10 YEARS OR
                                                              UNDERLYING      FOR YEAR                SINCE INCEPTION
                                                                 FUND           ENDED                  OF UNDERLYING
                                                            INCEPTION DATE    12/31/04      5 YEARS    FUND (IF LESS)
---------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                          4/29/85           8.86%      -5.42%         8.08%
AIT Equity Index Fund*                                         9/28/90           8.78%      -3.93%        10.03%
AIT Government Bond Fund*                                      8/26/91           0.69%       4.60%         4.68%
AIT Money Market Fund*                                         4/29/85          -0.50%       1.35%         2.67%
AIT Select Capital Appreciation Fund*                          4/28/95          16.96%       5.04%        11.90%
AIT Select Growth Fund*                                        8/21/92           5.94%     -10.74%         6.59%
AIT Select International Equity Fund*                           5/2/94          12.87%      -4.73%         5.54%
AIT Select Investment Grade Income Fund*                       4/29/85           2.52%       5.24%         5.34%
AIT Select Value Opportunity Fund*                             4/30/93          17.68%      13.62%        12.78%
AIM V.I. Aggressive Growth Fund*                                5/1/98          10.24%      -4.98%         1.22%
AIM V.I. Blue Chip Fund                                       12/29/99           3.21%      -8.51%        -8.50%
AIM V.I. Dynamics Fund                                         8/25/97          11.75%      -8.02%         2.78%
AIM V.I. Health Sciences Fund                                  5/22/97           6.06%       2.01%         7.72%
AIM V.I. Premier Equity Fund                                    5/5/93           4.29%      -8.49%         7.16%
AIM V.I. Basic Value Fund*                                     9/10/01           9.29%        N/A          3.54%
AIM V.I. Capital Development Fund*                              5/1/98          13.65%       2.59%         4.26%
AllianceBernstein Global Technology Portfolio*                 1/11/96           3.62%     -13.71%         4.75%
AllianceBernstein Growth and Income Portfolio*                 1/14/91           9.67%       3.93%        12.56%
AllianceBernstein Large Cap Growth Portfolio*                  6/26/92           6.83%      -9.95%         9.78%
AllianceBernstein Small/Mid Cap Value Portfolio*                5/1/01          17.41%        N/A         14.89%
AllianceBernstein Value Portfolio*                              5/1/01          11.79%        N/A          5.32%
Eaton Vance VT Floating-Rate Income Fund *                      5/1/01           1.39%        N/A          0.58%
Eaton Vance VT Worldwide Health Sciences Fund *                 5/1/01           4.75%        N/A          1.79%
Fidelity VIP Contrafund(R)Portfolio                             1/3/95          13.86%       0.54%        12.53%
Fidelity VIP Equity-Income Portfolio                           10/9/86           9.97%       3.00%         9.76%
Fidelity VIP Growth Portfolio                                  10/9/86           1.93%      -8.09%         8.44%
Fidelity VIP Growth & Income Portfolio                        12/31/96           4.32%      -2.19%         5.75%
Fidelity VIP High Income Portfolio                             9/19/85           8.06%      -1.65%         3.70%
Fidelity VIP Mid Cap Portfolio                                12/28/98          23.17%      13.50%        19.07%
Fidelity VIP Value Strategies Portfolio                        2/20/02          12.25%        N/A         11.58%
FT VIP Franklin Large Cap Growth Securities Fund*               5/1/96           6.42%      -2.31%         6.90%
FT VIP Franklin Small-Mid Cap Growth Securities Fund*          11/1/95           9.91%      -5.97%         8.38%
FT VIP Franklin Small Cap Value Securities Fund*                5/1/98          22.02%      14.50%         6.46%
FT VIP Mutual Shares Securities Fund*                          11/8/96          11.06%       5.80%         7.93%
FT VIP Templeton Foreign Securities Fund*                       5/1/92          16.87%      -0.49%         7.17%
Janus Aspen Growth and Income Portfolio                         5/1/98          10.12%      -5.72%         6.38%
Janus Aspen International Growth Portfolio                      5/2/94          17.03%      -6.88%        10.63%
Janus Aspen Large Cap Growth Portfolio                         9/13/93           2.74%      -9.06%         7.38%
Janus Aspen Mid Cap Growth Portfolio                           9/13/93          18.79%     -14.82%         6.82%
MFS(R)Mid Cap Growth Series*                                    5/1/00          12.78%        N/A         -8.42%
MFS(R)New Discovery Series*                                     5/1/98           4.72%      -3.56%         5.60%
MFS(R)Total Return Series*                                      1/3/95           9.47%       5.62%         9.51%
MFS(R)Utilities Series*                                         1/3/95          28.03%       0.43%        11.77%
Oppenheimer Balanced Fund/VA*                                   2/9/87           8.26%       4.31%         8.35%

                                                                                                        10 YEARS OR
                                                              UNDERLYING      FOR YEAR                SINCE INCEPTION
                                                                 FUND           ENDED                  OF UNDERLYING
                                                            INCEPTION DATE    12/31/04      5 YEARS    FUND (IF LESS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA*                       4/3/85           5.12%      -3.82%        11.19%
Oppenheimer Global Securities Fund/VA*                        11/12/90          17.21%       2.48%        10.75%
Oppenheimer High Income Fund/VA*                               4/30/86           7.21%       3.60%         6.00%
Oppenheimer Main Street Fund/VA*                                7/5/95           7.62%      -3.20%         8.33%
Pioneer Fund VCT Portfolio*                                   10/31/97           9.37%      -1.54%         4.56%
Pioneer Real Estate Shares VCT Portfolio*                       3/1/95          33.50%      19.24%        13.03%
Scudder VIT EAFE Equity Index Fund                             8/22/97          17.40%      -6.14%         0.29%
Scudder VIT Small Cap Index Fund                               8/22/97          16.11%       4.61%         5.64%
Scudder Technology Growth Portfolio                             5/3/99           0.49%     -13.79%        -3.07%
SVS Dreman Financial Services Portfolio                         5/4/98          10.44%       8.15%         4.52%
T. Rowe Price International Stock Portfolio                    3/31/94          12.18%      -6.29%         3.18%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2004:



                  Yield                              0.24%
                  Effective Yield                    0.24%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

   Effective Yield = [ (base period return + 1) (TO THE POWER OF (365/7)) ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Allmerica Select Separate Account.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2004, and 2003 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
February 24, 2005

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Consolidated Statements of Income

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003         2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES

 Premiums                                                                     $     39.4   $     41.7   $     48.0
 Universal life and investment product policy fees                                  19.5         23.6         26.8
 Net investment income                                                             133.7        178.6        222.1
 Net realized investment gains (losses)                                             (4.2)         7.6        (64.3)
 Other income                                                                        3.1         12.3          6.3
                                                                              ----------   ----------   ----------
  Total revenues                                                                   191.5        263.8        238.9
                                                                              ----------   ----------   ----------

BENEFITS, LOSSES AND EXPENSES
 Policy benefits, claims, losses and loss adjustment expenses                       92.0        130.5        159.6
 Policy acquisition expenses                                                         6.9         10.2         31.7
 Interest on trust instruments supported by funding obligations                     51.8         53.4         61.7
 Loss (gain) from retirement of trust instruments supported by funding
   obligations                                                                       0.2         (5.7)      (102.6)
 Additional consideration received from sale of defined contribution
  business                                                                             -            -         (3.6)
 Loss from sale of universal life business                                             -            -          0.8
 Restructuring costs                                                                 5.3         29.0         14.8
 Losses (gains) on derivative instruments                                            0.6          1.9        (40.3)
 Other operating expenses                                                           18.2         34.5         27.4
                                                                              ----------   ----------   ----------
  Total benefits, losses and expenses                                              175.0        253.8        149.5
                                                                              ----------   ----------   ----------
 Income before federal income taxes                                                 16.5         10.0         89.4
                                                                              ----------   ----------   ----------

FEDERAL INCOME TAX EXPENSE (BENEFIT)
 Current                                                                           (37.6)        21.4         18.5
 Deferred                                                                           13.4        (17.3)        (9.7)
                                                                              ----------   ----------   ----------
  Total federal income tax expense (benefit)                                       (24.2)         4.1          8.8
                                                                              ----------   ----------   ----------

Income before cumulative effect of change in accounting principle                   40.7          5.9         80.6
                                                                              ----------   ----------   ----------

Cumulative effect of change in accounting principle                                 (1.3)           -         (1.6)
                                                                              ----------   ----------   ----------

Net income                                                                    $     39.4   $      5.9   $     79.0
                                                                              ==========   ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Consolidated Balance Sheets

DECEMBER 31,                                                                          2004          2003
-----------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
 Investments:
  Fixed maturities at fair value (amortized cost of $2,466.5 and $2,705.3)         $  2,559.1    $  2,818.8
  Equity securities at fair value (cost of $1.7 and $3.3)                                 2.5           5.5
  Mortgage loans                                                                         64.1         122.3
  Policy loans                                                                          148.3         160.3
  Other long-term investments                                                            54.0          79.3
                                                                                   ----------    ----------
   Total investments                                                                  2,828.0       3,186.2
                                                                                   ----------    ----------
 Cash and cash equivalents                                                              165.0         309.0
 Accrued investment income                                                               44.8          55.0
 Premiums, accounts and notes receivable, net                                             4.2           4.3
 Reinsurance receivable on paid and unpaid losses, benefits and
  unearned premiums                                                                     146.8         147.9
 Deferred policy acquisition costs                                                       41.9          50.9
 Deferred federal income taxes                                                          213.1         227.5
 Other assets                                                                           157.9         128.1
 Separate account assets                                                                654.3         761.3
                                                                                   ----------    ----------
   Total assets                                                                    $  4,256.0    $  4,870.2
                                                                                   ==========    ==========

LIABILITIES
 Policy liabilities and accruals:
  Future policy benefits                                                           $  1,276.5    $  1,334.1
  Outstanding claims and losses                                                          92.6          94.4
  Unearned premiums                                                                       1.9           2.0
  Contractholder deposit funds and other policy liabilities                             298.3         600.7
                                                                                   ----------    ----------
   Total policy liabilities and accruals                                              1,669.3       2,031.2
                                                                                   ----------    ----------
Expenses and taxes payable                                                              467.6         579.6
Reinsurance premiums payable                                                                -           0.5
Trust instruments supported by funding obligations                                    1,126.0       1,200.3
Separate account liabilities                                                            654.3         761.3
                                                                                   ----------    ----------
   Total liabilities                                                                  3,917.2       4,572.9
                                                                                   ----------    ----------
Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
 Common stock, $10 par value, 1 million shares authorized, 500,001
  shares issued and outstanding                                                           5.0           5.0
 Additional paid-in capital                                                             646.3         646.3
 Accumulated other comprehensive loss                                                   (32.2)        (34.3)
 Retained deficit                                                                      (280.3)       (319.7)
                                                                                   ----------    ----------
   Total shareholder's equity                                                           338.8         297.3
                                                                                   ----------    ----------
   Total liabilities and shareholder's equity                                      $  4,256.0    $  4,870.2
                                                                                   ==========    ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Consolidated Statements of Shareholder's Equity

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003         2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
COMMON STOCK
 Balance at beginning and end of year                                         $      5.0   $      5.0   $      5.0
                                                                              ----------   ----------   ----------

ADDITIONAL PAID-IN CAPITAL
 Balance at beginning of year                                                      646.3        646.3        458.3
 Capital contribution                                                                  -            -        188.0
                                                                              ----------   ----------   ----------
 Balance at end of year                                                            646.3        646.3        646.3
                                                                              ----------   ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
 Net unrealized (depreciation) appreciation on investments and derivative instruments:
 Balance at beginning of year                                                      (30.1)       (39.3)        17.8
 Appreciation (depreciation) during the period:
   Net appreciation (depreciation) on available-for-sale securities and
     derivative instruments                                                          6.4         14.2        (87.9)
   (Provision) benefit for deferred federal income taxes                            (2.1)        (5.0)        30.8
                                                                              ----------   ----------   ----------
                                                                                     4.3          9.2        (57.1)
                                                                              ----------   ----------   ----------
 Balance at end of year                                                            (25.8)       (30.1)       (39.3)
                                                                              ----------   ----------   ----------

 Minimum Pension Liability:
 Balance at beginning of year                                                       (4.2)        (6.8)        (2.0)
 Decrease during the period:
   (Increase) decrease in minimum pension liability                                 (3.4)         4.0         (7.3)
   Benefit (provision) for deferred federal income taxes                             1.2         (1.4)         2.5
                                                                              ----------   ----------   ----------
                                                                                    (2.2)         2.6         (4.8)
                                                                              ----------   ----------   ----------
 Balance at end of year                                                             (6.4)        (4.2)        (6.8)
                                                                              ----------   ----------   ----------
 Total accumulated other comprehensive loss                                        (32.2)       (34.3)       (46.1)
                                                                              ----------   ----------   ----------

RETAINED DEFICIT
 Balance at beginning of year                                                     (319.7)      (325.6)      (160.6)
 Dividend                                                                              -            -       (244.0)
 Net income                                                                         39.4          5.9         79.0
                                                                              ----------   ----------   ----------
 Balance at end of year                                                           (280.3)      (319.7)      (325.6)
                                                                              ----------   ----------   ----------

  Total shareholder's equity                                                  $    338.8   $    297.3   $    279.6
                                                                              ==========   ==========   ==========

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Consolidated Statements of Comprehensive Income (Loss)

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003         2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Net income                                                                    $     39.4   $      5.9   $     79.0
                                                                              ----------   ----------   ----------
Other comprehensive income (loss):
  Available-for-sale securities:
    Net (depreciation) appreciation during the period                              (24.3)        21.4        (29.4)
    Benefit (provision) benefit for deferred federal income taxes                    8.6         (7.5)        10.3
                                                                              ----------   ----------   ----------
  Total available-for-sales securities                                             (15.7)        13.9        (19.1)
                                                                              ----------   ----------   ----------
  Derivative instruments:
    Net appreciation (depreciation) during the period                               30.7         (7.2)       (58.5)
    (Provision) Benefit for deferred federal income taxes                          (10.7)         2.5         20.5
                                                                              ----------   ----------   ----------
  Total derivatives instruments                                                     20.0         (4.7)       (38.0)
                                                                              ----------   ----------   ----------
                                                                                     4.3          9.2        (57.1)
                                                                              ----------   ----------   ----------
  Minimum pension liability:
    (Increase) decrease in minimum pension liability                                (3.4)         4.0         (7.3)
    Benefit (provision) for deferred federal income taxes                            1.2         (1.4)         2.5
                                                                              ----------   ----------   ----------
                                                                                    (2.2)         2.6         (4.8)
                                                                              ----------   ----------   ----------
Other comprehensive income (loss)                                                    2.1         11.8        (61.9)
                                                                              ----------   ----------   ----------
Comprehensive income                                                          $     41.5   $     17.7   $     17.1
                                                                              ==========   ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003         2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
 Net income                                                                   $     39.4   $      5.9   $     79.0
 Adjustments to reconcile net income to net cash provided by operating activities:
  Net realized investment losses (gains)                                             4.2         (7.6)        64.3
  Gains on derivative instruments                                                   (1.2)        (1.9)       (40.3)
  Losses on foreign currency futures contracts                                         -         10.2            -
  Impairment of capitalized technology                                                 -          0.5            -
  Net amortization and depreciation                                                 23.1         23.0         15.0
  Interest credited to contractholder deposit funds and trust instruments
     supported by funding obligations                                               46.1         57.4         84.4
  Losses (Gains) from retirement of trust instruments supported by funding
    obligations                                                                      0.2         (5.7)      (102.6)
  Loss from sale of universal life business                                            -            -          0.8
  Deferred federal income benefit (tax)                                             13.4        (17.3)        (9.7)
  Change in deferred acquisition costs                                              15.9          9.5         16.6
  Change in premiums and notes receivable, net of reinsurance premiums
    payable                                                                         (0.4)         0.3         (1.0)
  Change in accrued investment income                                               10.2          0.4          1.3
  Change in policy liabilities and accruals, net                                  (193.1)      (110.8)       (43.6)
  Change in reinsurance receivable                                                   1.2         49.7          5.1
  Change in expenses and taxes payable                                             (80.7)       (72.7)       144.5
  Other, net                                                                         5.1         29.4        (12.1)
                                                                              ----------   ----------   ----------
    Net cash (used in) provided by operating activities                           (116.6)       (29.7)       201.7
                                                                              ----------   ----------   ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from disposals and maturities of available-for-sale fixed
    maturities                                                                     768.0        972.2      2,314.8
  Proceeds from disposals of equity securities                                       4.2          0.7          0.1
  Proceeds from disposals of other investments                                      42.9         53.7         58.2
  Proceeds from mortgages sold, matured or collected                                58.7         39.6         52.3
  Purchase of available-for-sale fixed maturities                                 (519.1)      (905.5)      (894.8)
  Purchase of equity securities                                                     (0.8)        (1.6)        (0.2)
  Purchase of other investments                                                     (4.6)       (20.9)       (13.5)
  Capital expenditures                                                              (5.8)        (5.0)       (11.5)
  Net receipts (payments) related to margin deposits on derivative
    instruments                                                                     12.9         82.5        (72.0)
  Proceeds from company owned life insurance                                           -         64.9            -
  Other investing activities, net                                                    0.3         10.7         17.0
                                                                              ----------   ----------   ----------
    Net cash provided by investing activities                                      356.7        291.3      1,450.4
                                                                              ----------   ----------   ----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Deposits to contractholder deposit funds                                             -            -        100.0
  Withdrawals from contractholder deposit funds                                   (183.4)       (32.7)    (1,023.7)
  Deposits to trust instruments supported by funding obligations                       -            -        112.0
  Withdrawals from trust instruments supported by funding obligations             (182.7)      (156.9)      (578.9)
  Change in collateral related to securities lending program                       (18.0)       112.8          3.4
  Dividend to parent                                                                   -            -       (244.0)
  Capital contribution                                                                 -            -         42.1
                                                                              ----------   ----------   ----------
    Net cash used in financing activities                                         (384.1)       (76.8)    (1,589.1)
                                                                              ----------   ----------   ----------
Net change in cash and cash equivalents                                           (144.0)       184.8         63.0
Cash and cash equivalents, beginning of period                                     309.0        124.2         61.2
                                                                              ----------   ----------   ----------
Cash and cash equivalents, end of period                                      $    165.0   $    309.0   $    124.2
                                                                              ==========   ==========   ==========

SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                             $      0.0   $      0.0   $     (0.7)
Income tax refunds (payments)                                                 $      4.0   $    (40.9)  $    (10.4)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries.

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of Allmerica Financial Corporation ("AFC") as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the determination not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

The Company manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products and a block of Guarantees Investment Contracts ("GICs"). During 2003, in addition to this existing life insurance business, the Company also operated an independent broker/dealer business, which was conducted through VeraVest Investment, Inc. ("VeraVest"). VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, the Company announced the cessation of retail sales through VeraVest (see Note 3 - Significant Transactions). In addition, prior to September 30, 2002, the Company actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that we planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, we ceased all new sales of these products.

Prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2004, 2003 and the fourth quarter of 2002 (see Note 3 - Significant Transactions).

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. CLOSED BLOCK
FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C. VALUATION OF INVESTMENTS
In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Statement of Positions 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

DURATION CONTRACT AND FOR SEPARATE ACCOUNTs ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D. FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E. DERIVATIVES AND HEDGING ACTIVITIES
All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F. CASH AND CASH EQUIVALENTS
Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G. DEFERRED POLICY ACQUISITION COSTS
Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. In addition, the Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments, also referred to as sales inducements. Acquisition costs and sales inducements related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs ("DAC") and deferred sales inducements for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of DAC and deferred sales inducements is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of DAC and deferred sales inducements considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of DAC and deferred sales inducements could be revised in the near term if any of the estimates discussed above are revised.

H. REINSURANCE RECEIVABLES
The Company shares certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences claims events, or unfavorable mortality or morbidity experience that are subject to a reinsurance contract, reinsurance recoverables are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual claim, or the aggregate amount of all claims in a particular line. The valuation of claims recoverable depends on whether the underlying claim is a reported claim or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that to future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE
Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss occurs, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

J. GOODWILL
In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company carries its goodwill at amortized cost, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K. SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed on fund values of these contracts. Prior to the adoption of SOP 03-1, appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, was reflected in shareholders' equity or net investment income. See Note 4 - Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

L. POLICY LIABILITIES AND ACCRUALS
Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GIC"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

M. PREMIUM, FEE REVENUE AND RELATED EXPENSES
Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs.

N. FEDERAL INCOME TAXES
AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The AFC Board of Directors has delegated to management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The income tax liability is calculated on a separate return basis and benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from tax credit carryforwards, unrealized appreciation or depreciation on investments, employee benefit plans, insurance reserves, and discontinued operations.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

O. NEW ACCOUNTING PRONOUNCEMENTS
In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), SHARE-BASED PAYMENT ("Statement No. 123(R)"). This statement requires companies to measure and recognize the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value. Statement No. 123(R) replaces Statement of Financial Accounting Standards No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION ("Statement No. 123"), and supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES ("APB Opinion No. 25"). The provisions of this statement are effective for interim and annual periods beginning after June 15, 2005. The Company is evaluating the effects of Statement No. 123(R) and will begin expensing stock options in the third quarter of 2005.

In March 2004, the Financial Accounting Standards Board's Emerging Issues Task Force ("EITF") reached several consensuses regarding the application of guidance related to the evaluation of whether an investment is other than temporarily impaired in accordance with EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). However, on September 30, 2004, the FASB delayed indefinitely the effective date for the measurement and recognition guidance of EITF No. 03-1. The disclosure requirements were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable fixed maturities and equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as additional information supporting the conclusion that the impairments are not-other-than temporary, such as the nature of the investment(s), cause of impairment and severity and duration of the impairment. The disclosures required by EITF No. 03-1 were effective for fiscal years ending after December 15, 2003. The additional disclosures for cost method investments were effective for fiscal years ending after June 15, 2004. The Company implemented the disclosure requirements of this EITF for the year ending December 31, 2003.

In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132 (R)"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132 (R) requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement were effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments were effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132 (R) did not have a material effect on the Company's financial position or results of operations.

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1, which is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement was effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Upon adoption of this statement in the first quarter of 2004, the Company recorded a $1.3 million charge, net of taxes. This charge was reported as a cumulative effect of a change in accounting principle in the Consolidated Statements of Income. See also Note 4, Adoption of Statement of Position 03-

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 149"). This statement amends financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133") as a result of certain decisions made by the Derivatives Implementation Group. In addition, this statement also clarifies the definition of a derivative. This statement is effective, on a prospective basis, for contracts entered into or modified after June 30, 2003, and for hedging relationships designated after June 30, 2003, except for those implementation issues previously cleared by the FASB prior to June 30, 2003. The provisions related to previously cleared implementation issues shall continue to be applied in accordance with their respective effective dates. The adoption of Statement No. 149 did not have a material effect on the Company's financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 which was subsequently revised by the December 2003 issuance of Interpretation No. 46. FIN 46(R) provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46(R) also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. The Company performed a review of potential variable interest entities and concluded that as of December 31, 2004, AFC was not the primary beneficiary of any material variable interest entities; and, therefore would not be required to consolidate any variable interest entities as a result of FIN 46(R). However, the Company does hold a significant variable interest in a limited partnership. In 1997, the Company invested in the McDonald Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualify for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represents approximately 36% of the partnership, is not a controlling interest; it entitles the Company to tax credits to be applied against its federal income tax liability in addition to tax losses to offset taxable income. The Company's maximum exposure to loss on this investment is limited to its carrying value, which is $7.2 million at December 31, 2004.

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING) ("EITF No. 94-3"). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002.

In January 2002, the Company adopted Statement No. 142. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net of taxes, in earnings, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. The Company used a discounted cash flow model to value these subsidiaries.

P. RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the current year presentation.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

2. DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $17.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of $27.6 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $94.9 million at December 31, 2004 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2004 and 2003, the discontinued segment had assets of approximately $275.0 million and $284.5 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $344.9 million and $350.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $13.8 million, $14.5 million and $23.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.

3. SIGNIFICANT TRANSACTIONS

In the fourth quarter of 2003, the Company ceased operations of the retail broker/dealer operations. These operations had distributed third-party investment and insurance products through VeraVest Investments, Inc. Results in 2003 included a pre-tax charge of $3.3 million for asset impairments in connection with this action. The Company also recognized pre-tax restructuring charges of $3.6 million and $21.9 million in 2004 and 2003, respectively, in accordance with Statement No. 146. These charges included $14.8 million related to one-time termination benefits associated with the termination of 552 employees, and $10.7 million related to contract termination fees and other costs. Of the 552 employees affected, 521 have been terminated and 30 employees have been transferred to other positions within the Company, as of December 31, 2004. All levels of employees within the broker/dealer operations, from staff to senior management, were affected by the decision. As of December 31, 2004, the Company has made payments of approximately $22.4 million related to this restructuring plan, of which $14.2 million related to one-time termination benefits and $8.2 million related to contract termination fees and other costs. The liability balance at December 31, 2004 was $3.1 million. The Company currently anticipates the approximately $1 million to $2 million of other costs will be recognized in 2005 related to this restructuring.

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $1.0 million of universal life insurance. At December 31, 2002, the Company recorded a pre-tax loss of $0.8 million. This loss consisted primarily of the aforementioned ceded reserves, asset transfers, a

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

permanent impairment of the universal life DAC asset of $0.2 million. This loss is reflected as a separate line item in the Consolidated Statements of Income.

The Company retired $185.2 million, $78.8 million and $548.9 million of long-term funding agreement obligations at discounts in 2004, 2003 and 2002, respectively. This resulted in pre-tax losses of $0.2 million in 2004 and pre-tax gains of $5.7 million and $102.6 million in 2003 and 2002, respectively, which are reported as losses (gains) from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $7.9 million, $6.4 million and $14.1 million were recorded as net realized investment losses in the Consolidated Statements of Income in 2004, 2003 and 2002, respectively. There were no foreign currency transaction gains or losses on the retired foreign denominated funding agreements in 2004. The net foreign currency transaction gains (losses) in 2003 and 2002, related to the retired foreign-denominated funding agreements of $3.6 million and $(12.2) million, respectively, were recorded as other income in the Consolidated Statements of Income.

In 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its Life Companies segment, which was accounted for under the guidance of EITF No. 94-3. This charge consisted of $11.7 million related to severance and other employee and agent related costs resulting from the elimination of 476 positions, of which 63 positions were vacant. All employees associated with this cost have either been terminated or transferred to other positions within the Company as of December 31, 2004. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally, the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge related to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2004, the Company had made payments of approximately $14.7 million related to this restructuring plan, of which approximately $11.6 million related to severance and other employee related costs. During 2003, the Company eliminated an additional 151 positions related to this restructuring and as of December 31, 2004, 146 employees have been terminated and 4 employees have been transferred to other positions within the Company. The Company recorded pre-tax charges of $1.7 million and $7.0 million during 2004 and 2003, respectively, in accordance with Statement No. 146. These charges consisted of $7.7 million of employee related costs and $1.0 million related to contract cancellations. As of December 31, 2004, the Company had made payments of approximately $7.5 million related to this restructuring plan, of which approximately $6.4 million related to severance and other employee related costs. The liability balance for these activities was $1.2 million as of December 31, 2004. The plan is substantially complete.

4. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

Effective January 1, 2004, the Company adopted SOP 03-1 (see Note 1O - New Accounting Pronouncements). Upon adoption, the Company recorded a cumulative effect of change in accounting principle of $1.3 million, after-tax.

The following illustrates the components of that charge (in millions):

 Increase in guaranteed minimum death benefit liability                            $      2.0
 Establishment of guaranteed minimum income benefit liability                               -
 Change in deferred acquisition costs                                                       -
                                                                                   ----------
                                                                                          2.0

 Provision for federal income taxes                                                      (0.7)
                                                                                   ----------
  Cumulative effect of change in accounting principle                              $      1.3
                                                                                   ==========

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Guaranteed Minimum Death Benefits

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account, as of December 31, 2004:

  (IN MILLIONS)
  Balance at December 31, 2003                                           $             4.5
  Adoption of SOP 03-1                                                                 2.0
                                                                         -----------------
  Balance at January 1, 2004                                                           6.5
  Provision for GMDB:
           GMDB expense incurred                                                       2.1
           Volatility (1)                                                             (4.4)
                                                                         -----------------
                                                                                      (2.3)

  Claims, net of reinsurance:
           Claims from policyholders                                                  (1.2)
           Claims ceded to reinsurers                                                  1.1
                                                                         -----------------
                                                                                      (0.1)

  GMDB reinsurance premium                                                            (1.1)
                                                                         -----------------
  Balance at December 31, 2004                                           $             3.0
                                                                         =================

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The following information relates to the reserving methodology and assumptions for GMDB, which the Company has begun utilizing in response to SOP 03-1. These assumptions are consistent with those utilized in the Company's calculation of its DAC asset.

- The projection model used 1,000 stochastically generated market return scenarios.
- The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from approximately 5-10% depending on the underlying fund type. The long-term, aggregate, weighted average investment performance rate assumption is 8.06%, net of investment fees. This represents all separate account return assumptions weighted by account value at December 31, 2004.
- The volatility assumption was 17% for equity funds; 4% for bond funds; and 1% for money market funds.
-    The mortality assumption was 75% of the 1994 GMDB table.
- The full surrender rate assumption varies from 1-35% depending on contract type and policy duration. The aggregate projected full surrender rates for 2005 and 2006 are approximately 11% and 12%, respectively. (Full surrender rates do not include partial withdrawals or deaths).
-    The partial withdrawal rate assumption was 3.25%.
-    The discount rate was 6.6%.

The table below presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2004 and 2003. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

DECEMBER 31,                                                                    2004             2003
----------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)
Net deposits paid
   Account value                                                           $         24.0   $         27.0
   Net amount at risk                                                      $          0.4   $          0.5
   Average attained age of contractholders                                             67               67
Ratchet (highest historical account value at specified anniversary dates)
   Account value                                                           $        553.0   $        645.0
   Net amount at risk                                                      $         50.0   $         84.0
   Average attained age of contractholders                                             65               64
Total of guaranteed benefits categorized above
   Account value                                                           $        577.0   $        672.0
   Net amount at risk                                                      $         50.0   $         84.0
   Average attained age of contractholders (weighted by account value)                 65               65
Number of contractholders                                                          11,095           13,110

SALES INDUCEMENTS
The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets was required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

The balance of deferred sales inducements reclassified from DAC to other assets was $3.5 million on January 1, 2004. The balance of deferred sales inducements at December 31, 2004 was $2.9 million.

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES
The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

Prior to the adoption of SOP 03-1, the Company had recorded certain market value adjusted ("MVA") fixed annuity products as separate account assets and separate account liabilities in the Consolidated Balance Sheets. Changes in the fair value of MVA assets were reflected in other comprehensive income in the Consolidated Balance Sheets. In addition, the Company reflected policy fees, interest spreads, realized gains and losses on investments and changes in the liability for minimum guarantees in net income. Notwithstanding the market value adjustment feature of this product, all of the investment performance of the separate account assets related to this product does not accrue to the contractholder, and it therefore, does not meet the conditions for separate account reporting under SOP 03-1.

Upon adoption of SOP 03-1, assets related to the MVA product, primarily fixed maturities, which are carried at fair value, were reclassified to the general account as available-for-sale securities. Reserves related to contract account values included in separate account liabilities were also reclassified to the Company's general account. Changes in the fair value of these assets continue to be reflected in other comprehensive income in the Consolidated Balance Sheets. Additionally, amounts assessed against the contractholders for mortality, administrative, and other services continue to be included in universal life and investment product policy fees and changes in liabilities for minimum guarantees continue to be included in policy benefits, claims, losses and loss adjustment expenses in the Consolidated Statements of Income. Components of the

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

interest spreads related to this product continue to be recorded in net investment income and policy benefits, claims losses and loss adjustment expenses in the Consolidated Statements of Income. Realized investment gains and losses are recognized as incurred, consistent with prior years.

At December 31, 2004, the Company had the following variable annuities with guaranteed minimum returns:

       Account value (in millions)                        $        6.7
       Range of guaranteed minimum return rates              3.0 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested in variable separate accounts as follows:

                                                          2004
       -------------------------------------------------------------
       (IN MILLIONS)
       Asset Type
         Fixed maturities                           $            7.5
         Cash and cash equivalents                               0.5
                                                    ----------------
       Total                                        $            8.0
                                                    ================

5. INVESTMENTS

A.   FIXED MATURITIES AND EQUITY SECURITIES
The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                        GROSS          GROSS
                                                     AMORTIZED        UNREALIZED     UNREALIZED        FAIR
DECEMBER 31,                                          COST (1)          GAINS          LOSSES         VALUE
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
U.S. Treasury securities and U.S. government and
    agency securities                              $        165.7   $         1.5   $        0.5   $       166.7
States and political subdivisions                             3.9             0.1              -             4.0
Foreign governments                                           6.8               -              -             6.8
Corporate fixed maturities                                1,806.2            87.0            6.6         1,886.6
Mortgage-backed securities                                  483.9            12.7            1.6           495.0
                                                   -------------------------------------------------------------
Total fixed maturities                             $      2,466.5   $       101.3   $        8.7   $     2,559.1
                                                   =============================================================
Equity securities                                  $          1.7   $         0.8   $          -   $         2.5
                                                   =============================================================

                                                                        GROSS          GROSS
                                                     AMORTIZED        UNREALIZED     UNREALIZED        FAIR
DECEMBER 31,                                          COST (1)          GAINS          LOSSES         VALUE
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
U.S. Treasury securities and U.S. government and
    agency securities                              $        196.7   $         1.9   $        0.4   $       198.2
States and political subdivisions                             2.0             0.1            0.1             2.0
Foreign governments                                           8.5             0.3              -             8.8
Corporate fixed maturities                                2,062.4           114.8           13.7         2,163.5
Mortgage-backed securities                                  435.7            12.4            1.8           446.3
                                                   -------------------------------------------------------------
Total fixed maturities                             $      2,705.3   $       129.5   $       16.0   $     2,818.8
                                                   =============================================================
Equity securities                                  $          3.3   $         2.3   $        0.1   $         5.5
                                                   =============================================================

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

(1) AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

The Company participates in a security lending program for the purpose of enhancing income. Securities on loan to various counterparties were fully collateralized by cash and had a fair value of $95.6 million and $112.9 million, at December 31, 2004 and 2003, respectively. The fair value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102% of the fair value of the loaned securities. Securities lending collateral is recorded by the Company in cash and cash equivalents, with an offsetting liability included in expenses and taxes payable.

The Company had fixed maturities with an amortized cost of $32.0 million and $32.2 million on deposit with various state and governmental authorities at December 31, 2004 and 2003, respectively. Fair values related to these securities were $33.4 million and $33.7 million at December 31, 2004 and 2003, respectively.

The Company enters into various derivative and other arrangements that may require fixed maturities to be held as collateral. At December 31, 2004 and 2003, fixed maturities held as collateral had a fair value of $122.8 million and $126.4 million, respectively.

There were no contractual investment commitments at December 31, 2004.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                      2004
                                                           ---------------------------
                                                             AMORTIZED       FAIR
DECEMBER 31,                                                   COST          VALUE
--------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                                    $      466.5   $      471.5
Due after one year through five years                             659.3          686.1
Due after five years through ten years                            704.5          738.5
Due after ten years                                               636.2          663.0
                                                           ---------------------------
Total                                                      $    2,466.5   $     2559.1
                                                           ===========================

B. MORTGAGE LOANS AND REAL ESTATE
The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2004 and 2003. The carrying values of mortgage loans, net of applicable reserves, were $64.1 million and $122.3 million at December 31, 2004 and 2003, respectively. Reserves for mortgage loans were $0.8 million and $1.3 million at December 31, 2004 and 2003, respectively.

At December 31, 2004, no real estate was held in the Company's investment portfolio. At December 31, 2003, the Company held one real estate investment with a carrying value of $4.3 million that was acquired through the foreclosure of a mortgage loan. This foreclosure represents the only non-cash mortgage activity in 2003. This investment was sold in 2004 for $4.1 million. The net loss of $0.2 million is included in net realized investment losses in the Consolidated Statements of Income.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2004.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                              2004           2003
--------------------------------------------------------------------------------
(IN MILLIONS)
Property type:
     Office building                                   $     26.7     $     66.6
     Retail                                                  17.0           23.6
     Industrial/Warehouse                                    14.8           26.6
     Residential                                              6.4            6.6
     Other                                                      -            0.2
     Valuation Allowances                                    (0.8)          (1.3)
                                                       -------------------------
Total                                                  $     64.1     $    122.3
                                                       =========================

Geographic region:
    East North Central                                 $     19.5     $     20.6
    Pacific                                                  19.0           26.0
    South Atlantic                                           12.0           18.3
    New England                                               8.2           39.4
    West South Central                                        0.9            6.1
    Middle Atlantic                                           0.9            4.9
    Other                                                     4.4            8.3
    Valuation Allowances                                     (0.8)          (1.3)
                                                       -------------------------
                                                       $     64.1     $    122.3
                                                       =========================

At December 31, 2004, scheduled mortgage loan maturities were as follows: 2005 $0.1 million; 2006 $10.5 million; 2007 $0.3 million; 2008 $0.3 million; 2009
$5.5 million and $47.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2004, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $0.8 million and $1.3 million at December 31, 2004 and 2003, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2004 and 2003. There was no interest income received in 2004 and 2003 related to impaired loans.

C. DERIVATIVE INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, the British Pound, and the Euro. The Company uses foreign currency exchange swaps, futures, and options to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Additionally, in prior years, the Company had floating rate funding agreements that were matched with fixed rate securities, which exposed the Company's cash flows to changes in interest rates. The Company used derivative financial instruments, primarily foreign currency exchange swaps, interest rate swaps, and futures contracts, with indices that correlated to balance sheet instruments, to modify its indicated net interest sensitivity to levels deemed to be appropriate. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of deposit and purchase of the underlying asset to back the liability. Interest expense on trust instruments supported by funding obligations was $51.8 million, $53.4 million and $61.7 million in 2004, 2003, and 2002, respectively.

The operations of the Company are subject to risks resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income, while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company's investment assets are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, the Company has developed investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and the exposure to individual markets, borrowers, industries, and sectors.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties held collateral, in the form of cash, bonds and U.S. Treasury notes, of $94.8 million and $71.6 million at December 31, 2004 and 2003, respectively.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. CASH FLOW HEDGES
The Company enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also enters into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures, options, and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company also may enter into various types of derivatives to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company may manage the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount.

Further, the Company also may use U.S. Treasury Note futures to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities by purchasing long and selling short futures contracts on margin. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of the sale of the GIC until receipt of the deposit and purchase of the underlying asset to back the liability

The Company recognized no gains or losses in 2004 related to ineffective cash flow hedges. However, the Company recognized a net loss of $9.0 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. For the year ended December 31, 2002, the Company recognized a net gain of $37.7 million, representing the total ineffectiveness on all cash flow hedges, of which $37.6 million

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

related to ineffective swap contracts which were reported in losses (gains) on derivative instruments in the Consolidated Statements of Income and $0.1 million related to ineffectiveness of futures and options contracts and were reported in other income in the Consolidated Statements of Income. The $37.6 million of gains on ineffective swap contracts in 2002 included $35.8 million of losses that were reclassified from losses (gains) on derivative instruments to net realized investment losses in the Consolidated Statements of Income. These accumulated losses had originally been recorded during the fourth quarter of 2001 as losses (gains) on derivative instruments in the Consolidated Statements of Income. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

As of December 31, 2004, $55.5 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that are expected to occur over the next twelve months and will necessitate reclassifying to earnings these derivatives gains (losses) include: the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities; the possible repurchase of other funding agreements; and the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is twelve months.

E. TRADING ACTIVITIES
The Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices. Additionally, the Company also entered into insurance portfolio-linked and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the other swap contracts entered into for investment purposes, the Company agreed to exchange the differences between fixed and floating interest amounts calculated on an agreed upon notional principal amount.

During 2004, 2003, and 2002, the Company recognized a net gain of $6.8 million, $12.3 million, and $10.9 million, respectively on all trading derivatives. The net gain recognized in 2004 included $7.4 million of net gains representing the ineffectiveness on equity-linked swap contracts, which were recorded in other income in the Consolidated Statements of Income. Additionally, the 2004 net gain also included a $0.6 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which was recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The net gain of $10.9 million in 2002 represents the total ineffectiveness on equity-linked swap contracts and the embedded derivative on the equity-linked trust instruments supported by funding obligations. These amounts were reported in (gains) losses on derivative instruments and other income in the Consolidated Statements of Income.

As of December 31, 2001, the Company no longer held insurance portfolio-linked swap contracts, although final payment related to this contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million for the year ended December 31, 2002.

As of December 31, 2002, the Company no longer held any other swap contracts for investment purposes. The net decrease in net investment income related to these contracts was $0.4 million for the year ended December 31, 2002.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

F. UNREALIZED GAINS AND LOSSES
Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                             EQUITY
                                                                             FIXED        SECURITIES AND
FOR THE YEARS ENDED DECEMBER 31,                                           MATURITIES      OTHER(1),(2)        TOTAL
-------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
Net (depreciation) appreciation, beginning of year                       $        (28.6)  $         (1.5)  $        (30.1)
                                                                         ------------------------------------------------
    Net appreciation (depreciation) on available-for-sale
     securities and derivative instruments                                         11.3             (1.4)             9.9
    Net depreciation from the effect on deferred
     policy acquisition costs and on policy liabilities                            (3.5)               -             (3.5)
    (Provision) benefit for deferred federal income taxes                          (2.6)             0.5             (2.1)
                                                                         ------------------------------------------------
                                                                                    5.2             (0.9)             4.3
                                                                         ------------------------------------------------
Net depreciation, end of year                                                     (23.4)            (2.4)           (25.8)
                                                                         ================================================

2003
Net depreciation, beginning of year                                      $        (38.3)  $         (1.0)  $        (39.3)
                                                                         ------------------------------------------------
    Net appreciation (depreciation) on available-for-sale
     securities and derivative instruments                                         14.6             (0.7)            13.9
    Net depreciation from the effect on deferred
     policy acquisition costs and on policy liabilities                             0.3                -              0.3
    (Provision) benefit for deferred federal income taxes                          (5.2)             0.2             (5.0)
                                                                         ------------------------------------------------
                                                                                    9.7             (0.5)             9.2
                                                                         ------------------------------------------------
Net depreciation, end of year                                            $        (28.6)  $         (1.5)  $        (30.1)
                                                                         ================================================

2002
Net appreciation (depreciation), beginning of year                       $         19.2   $         (1.4)  $         17.8
                                                                         ------------------------------------------------
    Net (depreciation) appreciation on available-for-sale
     securities and derivative instruments                                        (62.2)             0.5            (61.7)
    Net depreciation from the effect on deferred
     policy acquisition costs and on policy liabilities                           (26.2)               -            (26.2)
    Benefit (provision) for deferred federal income tax                            30.9             (0.1)            30.8
                                                                         ------------------------------------------------
                                                                                  (57.5)             0.4            (57.1)
                                                                         ------------------------------------------------
Net depreciation, end of year                                            $        (38.3)  $         (1.0)  $        (39.3)
                                                                         ================================================

(1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $20.0 MILLION, $(4.7) MILLION AND $(38.0) MILLION IN 2004, 2003 AND 2002, RESPECTIVELY. BALANCES AT DECEMBER 31, 2004, 2003 AND 2002 INCLUDE AFTER-TAX NET DEPRECIATION FROM DERIVATIVE INSTRUMENTS OF $50.5 MILLION, $70.5 MILLION AND $65.8 MILLION, RESPECTIVELY.

(2) BALANCES AT DECEMBER 31, 2004, 2003 AND 2002 INCLUDE NET APPRECIATION (DEPRECIATION) ON OTHER ASSETS OF $1.8 MILLION, $(4.2) MILLION, AND $0.6 MILLION, RESPECTIVELY.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION
The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position:

                                                                        2004                      2003
----------------------------------------------------------------------------------------------------------------
                                                                 GROSS                     GROSS
                                                               UNREALIZED      FAIR      UNREALIZED     FAIR
FOR THE YEARS ENDED DECEMBER 31,                                 LOSSES        VALUE       LOSSES       VALUE
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Investment grade fixed maturities (1):
0-6 months                                                     $      1.6   $    282.8   $      6.0   $    416.8
7-12 months                                                           2.7        139.0          3.9        140.1
Greater than 12 months                                                4.1        120.4          3.7         73.6
                                                               -------------------------------------------------
Total investment grade fixed maturities                               8.4        542.2         13.6        630.5

Below investment grade fixed maturities (2):
0-6 months                                                            0.1          5.3          0.4         15.0
7-12 months                                                           0.2          2.9          0.6          0.8
Greater than 12 months                                                  -            -          1.4         23.6
                                                               -------------------------------------------------
Total below investment grade fixed
  maturities                                                          0.3          8.2          2.4         39.4
Equity securities                                                       -            -          0.1          1.2
                                                               -------------------------------------------------
Total fixed maturities and equity securities                   $      8.7   $    550.4   $     16.1   $    671.1
                                                               =================================================

(1) INCLUDES GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THE U.S. TREASURY, U.S. GOVERNMENT AND AGENCY SECURITIES, STATES, AND POLITICAL SUBDIVISIONS OF $0.6 MILLION AND $0.5 MILLION AT DECEMBER 31, 2004 AND 2003, RESPECTIVELY.

(2) AT DECEMBER 31, 2004 AND 2003, SUBSTANTIALLY ALL BELOW INVESTMENT GRADE SECURITIES WITH AN UNREALIZED LOSS HAD BEEN RATED BY THE NAIC, STANDARD & POOR'S, OR MOODY'S.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; any specific events which may influence the operations of the issuer; general market conditions; the financial condition and prospects of the issuer's market and industry; and, the Company's ability and intent to hold the investment. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities are temporary.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

H. OTHER
At December 31, 2004 and 2003 the Company had the following concentration of investments at fair value that exceeded 10% of shareholders' equity:

   ISSUER NAME                                                                                2004        2003
------------------------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Federal Home Loan Mortgage Corporation                                                  $    200.3   $     80.1
   Morgan Stanley Dean Witter Capital I                                                         118.5         69.9
   Federal National Mortgage Association                                                         89.0        129.4
   Federal Home Loan Bank                                                                        50.6            -
   Bank One Corp                                                                                 49.0            -
   U.S. Treasury                                                                                 44.8         48.9
   Bear Stearns Commercial Mortgage Securities                                                   44.8         47.2
   JP Morgan Chase Commercial Mortgage                                                              -         35.0
   Marshall Money Market Fund                                                                       -         34.9
   First Union National Bank Commercial Mortgage                                                    -         32.9

6. INVESTMENTS INCOME GAINS AND LOSSES

A. NET INVESTMENT INCOME
The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003         2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                              $    139.3   $    159.6   $    230.9
Equity securities                                                                    0.1          0.1          0.1
Mortgage loans                                                                       8.0         12.4         16.4
Policy loans                                                                         9.2         10.1          9.9
Derivatives                                                                        (21.3)        (5.9)       (37.7)
Other long-term investments                                                          2.3          5.0          8.4
Short-term investments                                                               0.8          0.9          2.1
                                                                              ------------------------------------
Gross investment income                                                            138.4        182.2        230.1
Less investment expenses                                                            (4.7)        (3.6)        (8.0)
                                                                              ------------------------------------
Net investment income                                                         $    133.7   $    178.6   $    222.1
                                                                              ====================================

The Company had fixed maturities with a carry value of $12.4 million and $9.0 million on non-accrual status at December 31, 2004 and 2003, respectively. The Company had no mortgage loans on non-accrual status at December 31, 2004 or 2003. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $2.3 million, $2.3 million, and $9.6 million in 2004, 2003, and 2002, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2004 and 2003.

There were no mortgage loans which were non-income producing at December 31, 2004 and 2003. However, the Company had non-income producing fixed maturities with a carrying value of $9.7 million and $3.3 million at December 31, 2004 and 2003, respectively.

Included in other long-term investments are losses from limited partnerships of $0.3 million in 2004, and income of $3.2 million and $5.0 million in 2003 and 2002, respectively.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

B. NET REALIZED INVESTMENT GAINS AND LOSSES
Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003         2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                              $      3.4   $     13.3   $    (14.0)
Equity securities                                                                    1.6          0.5            -
Mortgage loans                                                                       0.4          0.8          0.8
Derivatives                                                                         (9.0)        (4.4)       (53.1)
Other long-term investments                                                         (0.6)        (2.6)         2.0
                                                                              ------------------------------------
Net realized investment (losses) gains                                        $     (4.2)  $      7.6   $    (64.3)
                                                                              ====================================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                                           PROCEEDS FROM
                                                                              VOLUNTARY      GROSS        GROSS
FOR THE YEARS ENDED DECEMBER 31,                                                SALES        GAINS        LOSSES
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
Fixed maturities                                                           $       382.7   $      6.3   $      3.0
Equity securities                                                                    3.2          1.8          0.1

2003
Fixed maturities                                                           $       583.8   $     39.9   $      5.6
Equity securities                                                                    0.7          0.6            -

2002
Fixed maturities                                                           $     1,636.0   $     83.1   $     20.4
Equity securities                                                                    0.1          0.1            -

The Company recognized losses of $4.3 million, $22.5 million, and $81.5 million in 2004, 2003, and 2002, respectively, related to other-than-temporary impairments of fixed maturities and other securities.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

C. OTHER COMPREHENSIVE INCOME RECONCILIATION
The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                2004          2003        2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation (depreciation) on available-for-sale securities:

Unrealized holding (losses) gains arising during period, (net of taxes
(benefit) of $(7.1), $11.4 and $(14.5) in 2004, 2003 and 2002)                $    (12.8)  $     21.2   $    (26.9)

Less: reclassification adjustment for (losses) gains included in net income
(net of taxes (benefit) of $1.5, $3.9 and $(4.2) million in 2004,
2003 and 2002                                                                        2.9          7.3         (7.8)
                                                                              ------------------------------------
Total available-for-sale securities                                                (15.7)        13.9        (19.1)
                                                                              ====================================
Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period, (net of taxes
(benefit) of $11.7, $10.7 and $4.7 million in 2004, 2003 and 2002)                  21.9         19.9          8.9

Less: reclassification adjustment for gain (losses) included in net income (net of taxes (benefit) of $1.0, $13.2 and $25.2 million in 2004,
2003 and 2002)                                                                       1.9         24.6         46.9
                                                                              ------------------------------------
Total derivative instruments                                                        20.0         (4.7)       (38.0)
                                                                              ------------------------------------
Net unrealized appreciation (depreciation) on available-for-sale securities   $      4.3   $      9.2   $    (57.1)
                                                                              ====================================

7. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS
For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

EQUITY SECURITIES
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS
Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

POLICY LOANS
The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS
Fair values are estimated using independent pricing sources.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)
Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS
Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                         2004                      2003
                                                               -------------------------------------------------
                                                                CARRYING        FAIR      CARRYING       FAIR
DECEMBER 31,                                                     VALUE         VALUE       VALUE        VALUE
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Cash and cash equivalents                                   $    165.0   $    165.0   $    309.1   $    309.1
   Fixed maturities                                               2,559.1      2,559.1      2,818.8      2,818.8
   Equity securities                                                  2.5          2.5          5.5          5.5
   Mortgage loans                                                    64.1         77.0        122.3        128.1
   Policy loans                                                     148.3        148.3        160.3        160.3
   Derivative instruments                                            72.9         72.9         36.5         36.5

Financial Liabilities
   Guaranteed investment contracts                             $     30.0   $     31.2   $    207.5   $    217.0
   Derivative instruments                                             8.5          8.5         15.7         15.7
   Supplemental contracts without life contingencies                 21.2         21.2         22.7         22.7
   Dividend accumulations                                            86.1         86.1         87.1         87.1
   Other individual contract deposit funds                           13.0         13.0         15.3         15.3
   Other group contract deposit funds                                38.6         38.3        162.2        165.3
   Individual annuity contracts - general account                   110.2        106.2        120.2        114.9
   Trust instruments supported by funding obligations             1,126.0      1,128.2      1,200.3      1,210.8

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

8. CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2004 and 2003 and for the periods ended December 31, 2004, 2003 and 2002 is as follows:

   December 31,                                                                     2004        2003
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Assets
       Fixed maturities, at fair value (amortized cost of $505.3 and
         $496.2)                                                                 $    535.1   $    523.4
       Mortgage loans                                                                  31.4         40.7
       Policy loans                                                                   144.4        156.1
       Cash and cash equivalents                                                       20.1          9.4
       Accrued investment income                                                       11.4         12.3
       Deferred policy acquisition costs                                                4.4          6.1
       Deferred federal income taxes                                                    8.0          7.6
       Other assets                                                                     2.6          4.9
                                                                                 ----------   ----------
   Total assets                                                                  $    757.4   $    760.5
                                                                                 ----------   ----------
   Liabilities
       Policy liabilities and accruals                                           $    726.1   $    749.9
       Policyholder dividends                                                          64.9         62.8
       Other liabilities                                                               10.6          2.6
                                                                                 ----------   ----------
   Total liabilities                                                             $    801.6   $    815.3
                                                                                 ----------   ----------

   Excess of Closed Block liabilities over assets designated to the
       Closed Block                                                              $     44.2   $     54.8
   Amounts included in accumulated other comprehensive income:
   Net unrealized investment losses, net of deferred federal income tax
       benefits of $5.9 and $5.5 million                                              (11.0)       (10.2)
                                                                                 ----------   ----------
   Maximum future earnings to be recognized from Closed Block assets
       and liabilities                                                           $     33.2   $     44.6
                                                                                 ----------   ----------

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003        2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Revenues
     Premiums and other income                                                $     38.7   $     40.8   $     46.2
     Net investment income                                                          43.0         46.4         51.3
     Net realized investment gains (losses)                                            -          2.3         (8.3)
                                                                              ------------------------------------
Total revenues                                                                      81.7         89.5         89.2
                                                                              ====================================
Benefits and expenses
     Policy benefits                                                                68.8         80.7         79.4
     Policy acquisition expenses                                                     1.7          2.2          2.2
     Other operating expenses                                                        0.1          0.2          0.7
                                                                              ------------------------------------
Total benefits and expenses                                                         70.6         83.1         82.3
                                                                              ------------------------------------
Contribution from the Closed Block                                            $     11.1   $      6.4   $      6.9
                                                                              ====================================

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

FOR THE YEARS ENDED DECEMBER 31,                                                  2004         2003        2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Cash Flows
     Cash flows from operating activities:
     Contribution from the Closed Block                                       $     11.1   $      6.4   $      6.9
     Adjustment for net realized investment (gains) losses                             -         (2.3)         8.3
     Change in:
            Deferred policy acquisition costs                                        1.7          2.1          2.2
            Policy liabilities and accruals                                        (25.6)       (15.0)       (31.2)
            Expenses and taxes payable                                              (0.3)       (21.2)         9.6
            Other, net                                                               4.3         (0.8)        (1.3)
                                                                              ------------------------------------
     Net cash used in operating activities                                          (8.8)       (30.8)        (5.5)
     Cash flows from investing activities:
         Sales, maturities and repayments of investments                            67.9        136.2        176.1
         Purchases of investments                                                  (60.1)      (107.6)      (194.2)
         Policy loans                                                               11.7         11.3         14.7
                                                                              ------------------------------------
     Net cash provided by (used in) investing activities                            19.5         39.9         (3.4)
                                                                              ====================================
Net increase (decrease) in cash and cash equivalents                                10.7          9.1         (8.9)
Cash and cash equivalents, beginning of year                                         9.4          0.3          9.2
                                                                              ------------------------------------
Cash and cash equivalents, end of year                                        $     20.1   $      9.4   $      0.3
                                                                              ====================================

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9. GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes, and ceased its amortization of goodwill. In accordance with the provisions of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2003 and recorded a pre-tax charge of $2.1 million, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. This charge was reflected in other operating expenses in the Consolidated Statements of Income. The Company used a discounted cash flow model to value this subsidiary. On December 31, 2003, the Company sold this subsidiary. The Company's remaining $0.9 million of goodwill was expensed as a component of the related loss on sale.

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expenses (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003         2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax expense (benefit)
   Current                                                                    $    (37.6)  $     21.4   $     18.5
   Deferred                                                                         13.4        (17.3)        (9.7)
                                                                              ------------------------------------
Total                                                                         $    (24.2)  $      4.1   $      8.8
                                                                              ====================================

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

The federal income taxes attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                 2004         2003        2002
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense  (benefit)                               $       5.8   $      3.5   $     31.3
   Prior years' federal income tax settlement                                      (30.4)         0.0        (11.6)
   Tax credits                                                                      (4.3)        (4.5)       (10.8)
   Restricted stock                                                                    -          2.1            -
   Deferred tax adjustment                                                           4.9            -            -
   Sale of subsidiary                                                                  -          1.5            -
   Dividend received deduction                                                      (0.7)        (1.0)        (1.1)
   Changes in other tax estimates                                                    0.1          1.1          0.9
   Other, net                                                                        0.4          1.4          0.1
                                                                              ------------------------------------
Federal income tax expense (benefit)                                          $    (24.2)  $      4.1   $      8.8
                                                                              ====================================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                                                  2004         2003
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax (asset) liabilities
        Tax credit carryforwards                                                           $    (60.4)  $    (55.3)
        Investments, net                                                                        (46.7)       (29.9)
        Employee benefit plans                                                                  (45.5)       (45.9)
        Insurance reserves                                                                      (45.1)       (57.0)
        Discontinued operations                                                                 (16.6)       (18.6)
        Deferred acquisition costs                                                                4.5          6.9
        Restructuring reserve                                                                    (1.6)        (7.4)
        Loss carryforwards                                                                        0.0        (17.9)
        Deferred sales inducement                                                                 1.0          1.2
        Software capitalization                                                                   0.8          0.4
        Other, net                                                                               (3.5)        (4.0)
                                                                                           -----------------------
Deferred tax asset, net                                                                    $   (213.1)  $   (227.5)
                                                                                           =======================

Gross deferred income tax assets totaled approximately $342 million and $303 million at December 31, 2004 and 2003, respectively. Gross deferred income tax liabilities totaled approximately $129 million and $75 million at December 31, 2004 and 2003, respectively.

The Company believes, based on objective evidence, the deferred tax assets will be realized. At December 31, 2004, there are available low-income housing credit carryforwards, alternative minimum tax credit carryforwards, and foreign tax credit carryforwards of $59.4 million, $0.5 million and $0.5 million, respectively. The alternative minimum tax credit carryforward has no expiration date, the low-income housing credit carryforward will expire beginning in 2018 and the foreign tax credit carryforward will expire beginning in 2013. Approximately $3 million of the tax credit carry forwards are subject to an intercompany tax allocation agreement, which requires the company to utilize such credits on a separate tax return basis.

In the first quarter of 2004, the Company has reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that will result in a tax benefit of approximately $30 million.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. In the Company's opinion,

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

11. PENSION PLANS

DEFINED BENEFIT PLANS
Prior to 2005, AFC provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees, who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As of January 1, 2005, the defined benefit pension plans were frozen and the Company enhanced its defined contribution 401(k) plan. No further cash balance allocations will be credited for plan years beginning on or after January 1, 2005. In addition, grandfathered benefits are frozen at January 1, 2005 levels with an annual transition pension adjustment calculated at an interest rate equal to 5% per year, up to 35 years of completed service, and 3% thereafter. As a result of these actions, the Company recognized a curtailment gain of $1.0 million in 2004. The changes to the 401(k) plan are discussed in detail below.

ASSUMPTIONS
In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

The Company utilizes a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations are as follows:

DECEMBER 31                        2004       2003       2002
--------------------------------------------------------------
(IN MILLIONS)
Discount rate                       5.63      5.875       6.25

Rate of compensation                  NA       4.00       4.00
Cash balance allocation (1)           NA       5.00       3.00
Cash balance interest               5.00       5.00       6.00

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

The Company utilizes a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

DECEMBER 31,                       2004       2003       2002
--------------------------------------------------------------
(IN MILLIONS)
Discount rate                      5.875      6.25       6.875
Expected return on plan            8.50       8.50       9.50
Rate of compensation               4.00       4.00       4.00
Cash balance allocation            5.50       5.00       3.00


FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Cash balance interest               5.00       6.00       7.00

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean returns downward to reflect this expectation. Also, the Company decreased its fixed income mean return from historical levels based on its expectation of modest increases in interest rates, slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2003, resulting in an expected rate of return on plan assets for 2004 of 8.50%.

PLAN ASSETS
The Company utilizes a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as managing expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company has determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds. The target allocations and actual invested asset allocations for 2004 and 2003 for the Company's plan assets are as follows:

                                           TARGET          DECEMBER 31
                                           LEVELS        2004        2003
--------------------------------------------------------------------------
Equity securities:

Domestic                                        47%      41.91       43.35
International                                   20%      20.42       20.19
AFC Common Stock                                 5%       7.88        7.41
                                           -------     -------     -------
Total equity securities                         72%      70.21       70.95
                                           -------     -------     -------
Fixed maturities                                26%      29.38       28.73
Money market funds                               2%       0.41        0.32
                                           -------     -------     -------
Total fixed maturities and money market         28%      29.79       29.05
                                           -------     -------     -------
Total assets                                   100%     100.00      100.00
                                           =======     =======     =======

During the fourth quarter of 2003, a portion of the plan assets were transferred from separate investment accounts of FAFLIC to non-affiliated commingled pools. At December 31, 2004 and 2003, approximately 67% and 66% respectively, of plan assets were invested in these commingled pools. Prior to 2003, plan assets were invested primarily in various separate accounts and the general account of FAFLIC. Equity securities include 796,462 shares of AFC common stock at December 31, 2004 and 2003 with a market value of $26.1 million and $24.5 million, respectively.

OBLIGATIONS AND FUNDED STATUS

The following table is a reconciliation of the beginning and ending balances of the benefit obligations and the fair value of plan assets. At December 31, 2004 and 2003, the projected benefit obligations exceeded the plans' assets. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. At December 31, 2004 and 2003, the Company had $9.7 million and $6.3 million in accumulated other comprehensive income related to its minimum pension liability. As such, during 2004 the Company recorded an increase in the minimum pension liability of $3.4 million, while in 2003, the Company recorded a decrease of $4.0 million. These changes in the liability are primarily the result of fluctuations in the market value of assets held by the plan due to general shifts in the equity market, as well as changes in plan assumptions.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

DECEMBER 31,                                                     2004        2003
-----------------------------------------------------------------------------------
(IN MILLIONS)
Accumulated benefit obligation                                 $  559.7    $  512.3
                                                               --------------------
Change in benefit obligation:
Projected benefit obligation, beginning of year                $  522.5    $  525.4
Service cost - benefits earned during the year                     11.1        11.8
Interest cost                                                      31.2        30.4
Actuarial losses (gains)                                           28.4       (14.0)
Benefits paid                                                     (33.5)      (31.1)
                                                               --------------------
Projected benefit obligation, end of year                         559.7       522.5
                                                               ====================

Change in plan assets:
Fair value of plan assets, beginning of year                      330.7       269.0
Actual return on plan assets                                       28.9        64.5
Company contribution                                                5.8        28.3
Benefits paid                                                     (33.5)      (31.1)
                                                               --------------------
Fair value of plan assets, end of year                            331.9       330.7
                                                               ====================

FUNDED STATUS OF THE PLAN                                        (227.8)     (191.8)
Unrecognized transition obligation                                (10.5)      (12.8)
Unamortized prior service cost                                     (0.1)       (8.3)
Unrecognized net actuarial losses                                 138.7       137.4
Additional minimum pension liability                             (129.4)     (112.8)
                                                               --------------------
NET PENSION LIABILITY                                          $ (229.1)   $ (188.3)
                                                               ====================

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $1.9 million and $3.3 million in 2004 and 2003, respectively, which reflects fair value, net of applicable amortization. In addition to the net pension liability, the Company recorded $0.6 million in intangible assets related to its non-qualified plans in 2003. There were no intangible assets as of December 31, 2004.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                             2004       2003       2002
----------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost - benefits earned during the year             $  11.1    $  11.8    $  11.1
Interest cost                                                 31.2       30.4       32.6
Expected return on plan assets                               (27.0)     (22.4)     (33.4)
Recognized net actuarial loss                                 21.5       28.9       11.3
Amortization of transition asset                              (2.2)      (2.2)      (2.2)
Amortization of prior service cost                            (2.9)      (3.0)      (2.6)
Curtailment (gain) loss and special                           (1.0)       0.7        5.4
                                                           -----------------------------
Net periodic pension cost                                  $  30.7    $  44.2    $  22.2
========================================================================================

The curtailment gain in 2004 is due to the aforementioned decision to freeze the defined benefit pension plans and primarily reflects the elimination of unrecognized prior service cost. The curtailment loss in 2003 of $0.7 million is the result of the Life Companies VeraVest restructuring effort in the fourth quarter of 2003 (see Note 3 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for those home office participants terminated as a result of the VeraVest restructuring. The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

million, respectively, relate to the 2002 Life Companies restructuring (see Note 3 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the 2002 Life Companies restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net periodic pension cost over five years.

CONTRIBUTIONS
The Company is required to contribute $0.9 million to its qualified pension plan in 2005 in order to fund its minimum obligation in accordance with ERISA. In addition, the Company expects to contribute $1.9 million to its non-qualified pension plans to fund 2005 benefit payments. At this time, no discretionary contributions are expected to be made to the plans in 2005.

BENEFIT PAYMENTS
The Company estimates that benefit payments over the next 10 years will be as follows:

                                  2005      2006      2007      2008      2009      2010-2014
---------------------------------------------------------------------------------------------
(IN MILLIONS)
Qualified pension plan           $ 27.9    $ 28.4    $ 30.2    $ 31.2    $ 31.3    $    182.1
Non-qualified pension plan       $  1.9    $  2.1    $  2.2    $  2.4    $  2.3    $     11.4

The benefit payments are based on the same assumptions used to measure the Company's benefit obligations at the end of 2004.

DEFINED CONTRIBUTION PLANS
In addition to the defined benefit plans, AFC provides a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2004, 2003 and 2002, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.2 million, $5.4 million, and $5.0 million in 2004, 2003 and 2002, respectively.
Effective January 1, 2005, coincident with the aforementioned decision to freeze the defined benefit plans, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. Additionally, the Company will make an annual contribution to employees' accounts which is equal to 3% of the employee's compensation. This annual contribution will be made regardless of whether the employee contributes to the plan, as long as the employee is employed on the last day of the year.

In addition, the Company also has a defined contribution plan for substantially all of its former Life Companies agents. The Company recognized expenses in 2003 and 2002 of $1.1 million and $3.1 million, respectively, related to this plan. There was no expense recognized in 2004 related to this plan. The termination of all agent contracts as of December 31, 2002 pursuant to the Life Companies restructuring (see Note 3 - Significant Transactions) resulted in a decrease in the expense in 2003. There will be no future agent or employer contributions to this plan.

12. OTHER POST RETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The Company ceased its distribution of proprietary life and annuity products in 2002 (see Note

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

14 - Segment Information) and terminated all life insurance and annuity agent contracts as of December 31, 2002. The population of agents receiving postretirement benefits was frozen as of this date. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act") was enacted. The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. The Company adopted the provisions of the Act effective July 1, 2004. The Company determined that its benefits were at least actuarially equivalent to those provided by Medicare, therefore, the Company recognized a reduction in its accumulated postretirement benefit obligation of $2.9 million in 2004. Additionally, the Company reduced its net periodic postretirement benefit cost for the period by $0.1 million as a result of implementing the provisions of the Act.

OBLIGATION AND FUNDED STATUS
The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31                                                       2004        2003
------------------------------------------------------------------------------------
(IN MILLIONS)
Change in benefit obligation:
Accumulated postretirement benefit
  beginning of year                                             $   78.9    $   75.9
Service cost                                                         1.3         1.4
Interest cost                                                        4.2         4.9
Actuarial losses                                                     1.0        10.7
Plan amendments                                                    (12.3)       (9.6)
Benefits paid                                                       (4.1)       (4.4)
                                                                --------------------
Accumulated postretirement benefit                                  69.0        78.9
                                                                --------------------
Fair value of plan assets, end of year                                 -           -
                                                                --------------------

Funded status of plan                                              (69.0)      (78.9)
Unamortized prior service cost                                     (19.6)      (10.5)
Unrecognized net actuarial losses                                    5.1         4.5
Accumulated postretirement benefit costs                        $  (83.5)   $  (84.9)
                                                                --------------------

Plan amendments in 2004 and 2003 resulted in a benefit of $12.3 million and $9.6 million, respectively. The amendments reflect net increases in certain home office and agent retiree contributions, deductibles and co-payments, thereby lowering plan costs. In addition, the 2004 plan amendments include the implementation of a cap on future medical and drug claims for plan participants under the age of 65.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

The Company estimates that benefit payments over the next 10 years will be as follows:

     FOR THE YEARS ENDED DECEMBER 31,
     -------------------------------------------------
     (In millions)
     2005                                   $      4.0
     2006                                          3.8
     2007                                          3.9
     2008                                          3.9
     2009                                          4.0
     2010-2014                                    21.2

The benefit payments are based on the same assumptions used to measure the Company's benefit obligation at the end of 2004 and reflect benefits attributable to estimated future service.

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS
The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                  2004          2003          2002
-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost                                                   $      1.3    $      1.4    $      2.2
Interest cost                                                         4.2           4.9           5.0
Recognized net actuarial (gain) loss                                 (3.2)          0.2          (0.3)
Amortization of prior service cost                                    0.4          (1.9)         (2.2)
Curtailment gain and special termination benefits                       -             -          (6.8)
                                                               --------------------------------------
Net periodic postretirement cost (benefit)                     $      2.7    $      4.6    $     (2.1)
=====================================================================================================

The Company allocated approximately $2.2 million, $4.3 million and $(1.4) million of the net periodic postretirement cost (benefit) to its affiliated companies in 2004, 2003, and 2002 respectively.

As a result of the Life Companies restructuring in 2002 (see Note 3 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $0.9 million and $1.7 million in 2004 and 2003, respectively, which reflects fair value, net of applicable amortization.

ASSUMPTIONS
The Company utilizes a December 31 measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs are as follows:

FOR THE YEARS ENDED DECEMBER 31                                     2004          2003
---------------------------------------------------------------------------------------
Postretirement benefit obligations discount rate                    5.63%         5.875%
Postretirement benefit cost discount rate                           5.875%        6.25%

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Assumed health care cost trend rates are as follows:

DECEMBER 31                                                         2004          2003
---------------------------------------------------------------------------------------
Health care cost trend rate assumed for next                           10%           10%
Rate to which the cost trend is assumed to
         (ultimate trend rate)                                          5%            5%
Year the rate reaches the ultimate trend rate                        2012          2012

   Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                   1-PERCENTAGE POINT   1-PERCENTAGE POINT
                                                        INCREASE            DECREASE
------------------------------------------------------------------------------------------
(IN MILLIONS)
Effect on total of service and interest cost              $  0.3             $  (0.2)
Effect on accumulated postretirement benefit
  at December 31, 2004                                    $  2.0             $  (1.7)

13. DIVIDEND RESTRICTIONS

Massachusetts have enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Commissioner of Insurance to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $123.2 million at December 31, 2004. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $581.9 million and $207.7 million at December 31, 2004 for AFLIAC and FAFLIC, respectively. The Company Action Level is the first level in which the Massachusetts Commissioner of Insurance would mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. In the fourth quarters of 2004 and 2003, with permission from the Massachusetts Commissioner of Insurance, AFLIAC declared dividends of $75.0 million and $25.0 million, respectively, to its parent, AFC. No dividends were declared by AFLIAC or FAFLIC to their parent in 2002, and neither company can pay dividends to their parent without prior approval from the Massachusetts Commissioner of Insurance.

14. SEGMENT INFORMATION

The Company offers financial products and services and conducts business in one operating segment, the Life Companies. To the extent a company has multiple operating segments, which the Company did prior to

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

2004, Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, requires the disclosure of the separate financial information of each segment presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.
The Life Companies segment consists of the former Allmerica Financial Services segment, the GIC business (formerly part of the Asset Management segment) and the discontinued group life and health business, including group life and health voluntary pools (the former Corporate Risk Management Services segment). The Life Companies segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, GICs, and certain group retirement products. During 2003, the Company managed this existing life insurance business and also operated an independent broker/dealer business, which distributed third party investment and insurance products. In the fourth quarter of 2003, the Company announced the cessation of the retail business of its independent broker/dealer. In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as the Company's GIC products. GICs are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The assets and liabilities of the Company's discontinued group life and health business were previously reported in the Property and Casualty segment. In addition, during 2004, we fully allocated corporate overhead costs that were previously reported in AFC's former Corporate segment to its four operating segments, including the Life Companies.

15. LEASE COMMITMENTS

Rental expenses for operating leases amounted to $0.2 million and $1.0 million in 2003 and 2002, respectively. These expenses relate primarily to building leases of the Company. There were no significant operating lease expenses in 2004.

In 2003, the Company ceased operations of its retail broker/dealer operations (see Note 3 - Significant Transactions). As a result, the Company recognized certain additional rental expenses as restructuring costs. Such amounts were $13.8 million in 2003, which reflects the present value of the future minimum lease payments, as well as $7.4 million of estimated sublease rental income. In 2004, the Company recognized an additional $0.4 million in these lease expenses as restructuring costs.

At December 31, 2004, future minimum rental payments under non-cancelable operating leases, including those related to the Company's restructuring activities, were approximately $21.1 million, payable as follows: 2005 - $8.2 million; 2006 - $6.1 million; 2007 - $3.8 million; 2008 - $2.3; and $0.7 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment.

16. REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business (see Note 3 - Significant Transactions). Reinsurance recoverables related to this agreement were $1.0 million and $3.3 million at December 31, 2004 and 2003, respectively. This balance represents approximately 0.7% and 2.2% of the Company's reinsurance recoverables at December 31, 2004 and 2003, respectively.

   The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31,                             2004          2003          2002
   ------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance premiums:
            Direct                                           $     47.9    $     43.2    $     49.8
            Assumed                                                 0.5           0.5           0.6
            Ceded                                                  (9.0)         (2.0)         (2.4)
                                                             --------------------------------------
   Net premiums                                              $     39.4    $     41.7    $     48.0
                                                             ======================================
   Life and accident and health insurance and other
     individual policy benefits, claims, losses and loss
     adjustment expenses:
            Direct                                           $    101.3    $    132.7    $    166.8
            Assumed                                                (1.3)         (1.5)         (4.0)
            Ceded                                                  (8.0)         (0.7)         (3.2)
                                                             --------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                                     $     92.0    $    130.5    $    159.6
                                                             ======================================

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

   FOR THE YEARS ENDED DECEMBER 31,                             2004          2003          2002
   ------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Balance at beginning of year                              $     50.9    $     59.5    $     77.1
   Acquisition expenses deferred                                    0.3           2.0          15.1
   Amortized to expense during the year                            (6.5)        (10.2)        (31.7)
   Adoption of SOP 03-1                                            (3.5)            -             -
   Impairment of DAC asset related to annuity
     business                                                         -             -          (0.2)
   Adjustment to equity during the year                             0.7          (0.4)         (0.8)
                                                             --------------------------------------
   Balance at end of year                                    $     41.9    $     50.9    $     59.5
                                                             ======================================

The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, the Company reclassified the balance of capitalized sales inducements that were previously included in DAC to other assets. The balance of capitalized sales inducements at January 1, 2004 was $3.5 million. SOP 03-1 also required that estimated gross profits used to calculate the amortization of DAC be adjusted to reflect increases in the guaranteed minimum benefit reserves. For further discussion of the adoption of SOP 03-1, see Note 4, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products. Also, in 2002, the Company recognized a permanent impairment related to the universal life DAC asset of $0.1 million due to the sale of that business.

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $440.9 million, $437.3 million and $434.8 million at December 31, 2004, 2003 and 2002, respectively. Reinsurance recoverables related to this business were $325.1 million, $322.4 million and $329.3 million in 2004, 2003 and 2002, respectively.

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION
On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who AFLIAC subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. The Company filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts totaling $150,000 for surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from AFLIAC's alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy of transferring money from

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

money market accounts to international equity accounts and back again to money market accounts, they have been able to consistently obtain relatively risk free returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.
The Company intends to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. Further, in the Company's view, these purported lost profits would not have been earned because of various actions taken by the Company, the investment management industry and regulators, to defer or eliminate market timing, including the implementation of "fair value" pricing.

The monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position. However, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period. The date for the damage phase of the litigation has been postponed and a new date has not yet been set.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business and is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which currently include inquiries relating to "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. In the Company's opinion, based on the advice of legal counsel, the ultimate resolutions of such proceedings will not have a material effect on the Company's consolidated financial position, although they could have a material effect on the results of operations for a particular quarter or annual period.

20. RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $239.5 million, $305.4 million and $576.1 million in 2004, 2003 and 2002 respectively. The net amounts due to its affiliates for accrued expenses and various other liabilities and receivables were $44.5 million at December 31, 2004 and the net amount due from its affiliates was $39.9 million at December 31, 2003.

In accordance with the above agreement, FAFLIC has allocated an increase of $13.2 million as of December 31, 2004 and a decrease of $69.0 million and $112.6 million as of December 31, 2003 and 2002 on the minimum pension liability to its affiliates.

In March 2002, AFC declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

In June 2002, AFC declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In December 2002, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

In the fourth quarter of 2003, the Company recognized a pre-tax charge of $21.9 million related to the cessation of VeraVest Investments, Inc., of which 100% of these costs have been retained by the Company and have not been allocated to AFLIAC.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of the AFS segment of AFC. Although these actions relate to the entire AFS segment, which includes operations of both the Company and AFLIAC, 100% of these costs have been retained by the Company and have not been allocated to AFLIAC.

On December 31, 2002, FAFLIC dividended AFLIAC to its then immediate parent AFC.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

   Statutory net income (loss) and surplus are as follows:

                                                 UNAUDITED
                                                 ---------
                                                   2004            2003             2002
-------------------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net Income (Loss) - Combined
  Life and Health Companies                            124.8          (96.1)           18.1

Statutory Shareholder's Surplus
  Life and Health Companies                            183.6          122.8           162.2

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of First Allmerica Financial Life
Insurance Company and the Contract Owners of Allmerica
Select Separate Account of First Allmerica
Financial Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
April 4, 2005

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                                                   AIT                AIT                AIT
                                                                                  CORE              EQUITY           GOVERNMENT
                                                                                 EQUITY              INDEX              BOND
                                                                                 SERVICE            SERVICE            SERVICE
                                                                                 SHARES             SHARES             SHARES
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        225,642   $     13,241,698   $      4,382,778
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................            225,642         13,241,698          4,382,778

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -             19,480                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $        225,642   $     13,222,218   $      4,382,778
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $          9,915   $      9,629,009   $        639,914
  Allmerica Select Reward ...............................................            215,727          3,593,209          3,742,864
                                                                            ----------------   ----------------   ----------------
                                                                            $        225,642   $     13,222,218   $      4,382,778
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        170,184   $     10,623,316   $      4,530,201
Underlying Fund shares held .............................................            131,723          4,970,608          4,046,887

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................              8,886          9,968,704            593,490
  Net asset value per unit, December 31, 2004 ...........................   $       1.115628   $       0.965924   $       1.078222

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            194,157          3,542,966          3,485,492
  Net asset value per unit, December 31, 2004 ...........................   $       1.111098   $       1.014181   $       1.073841

                                                                                                      AIT
                                                                                   AIT              SELECT               AIT
                                                                                  MONEY             CAPITAL            SELECT
                                                                                 MARKET          APPRECIATION          GROWTH
                                                                                 SERVICE            SERVICE            SERVICE
                                                                                 SHARES             SHARES             SHARES
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $     11,762,992   $      6,092,607   $     12,894,564
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................         11,762,992          6,092,607         12,894,564

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................             18,070                  -             17,246
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $     11,744,922   $      6,092,607   $     12,877,318
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $      5,322,508   $      5,199,546   $     11,443,509
  Allmerica Select Reward ...............................................          6,422,414            893,061          1,433,809
                                                                            ----------------   ----------------   ----------------
                                                                            $     11,744,922   $      6,092,607   $     12,877,318
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $     11,762,992   $      4,821,064   $     13,962,926
Underlying Fund shares held .............................................         11,762,992          2,665,182          8,345,996

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................          4,007,931          1,751,839          5,851,147
  Net asset value per unit, December 31, 2004 ...........................   $       1.327994   $       2.968049   $       1.955772

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................          6,461,526            693,845          1,658,323
  Net asset value per unit, December 31, 2004 ...........................   $       0.993947   $       1.287119   $       0.864614

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                                      AIT
                                                                                   AIT              SELECT               AIT
                                                                                 SELECT           INVESTMENT           SELECT
                                                                              INTERNATIONAL          GRADE              VALUE
                                                                                 EQUITY             INCOME           OPPORTUNITY
                                                                                 SERVICE            SERVICE            SERVICE
                                                                                 SHARES             SHARES             SHARES
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $      7,779,041   $     14,928,719   $      4,760,850
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................          7,779,041         14,928,719          4,760,850

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -             15,110                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $      7,779,041   $     14,913,609   $      4,760,850
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $      5,391,208   $      7,331,921   $      3,009,049
  Allmerica Select Reward ...............................................          2,387,833          7,581,688          1,751,801
                                                                            ----------------   ----------------   ----------------
                                                                            $      7,779,041   $     14,913,609   $      4,760,850
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $      7,692,401   $     15,342,777   $      3,734,522
Underlying Fund shares held .............................................          6,218,258         13,721,249          2,097,291

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................          3,288,230          4,386,185          1,710,604
  Net asset value per unit, December 31, 2004 ...........................   $       1.639547   $       1.671594   $       1.759059

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................          2,242,583          6,630,798          1,264,235
  Net asset value per unit, December 31, 2004 ...........................   $       1.064769   $       1.143405   $       1.385661

                                                                                AIM V.I.           AIM V.I.
                                                                               AGGRESSIVE            BASIC            AIM V.I.
                                                                                 GROWTH              VALUE            BLUE CHIP
                                                                                SERIES I           SERIES II          SERIES I
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        547,131   $      1,118,362   $      1,388,465
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................            547,131          1,118,362          1,388,465

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $        547,131   $      1,118,362   $      1,388,465
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $         69,623   $         90,615   $        136,733
  Allmerica Select Reward ...............................................            477,508          1,027,747          1,251,732
                                                                            ----------------   ----------------   ----------------
                                                                            $        547,131   $      1,118,362   $      1,388,465
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        465,475   $        842,841   $      1,304,913
Underlying Fund shares held .............................................             46,210             95,099            202,105

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................             79,228             83,211            172,751
  Net asset value per unit, December 31, 2004 ...........................   $       0.878767   $       1.088980   $       0.791505

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            502,486            947,610          1,423,887
  Net asset value per unit, December 31, 2004 ...........................   $       0.950291   $       1.084568   $       0.879095

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                AIM V.I.                              AIM V.I.
                                                                                 CAPITAL           AIM V.I.            HEALTH
                                                                               DEVELOPMENT         DYNAMICS           SCIENCES
                                                                                SERIES II        SERIES I (a)       SERIES I (a)
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $         56,384   $        253,194   $        460,232
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................             56,384            253,194            460,232

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $         56,384   $        253,194   $        460,232
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $         34,672   $            212   $         48,470
  Allmerica Select Reward ...............................................             21,712            252,982            411,762
                                                                            ----------------   ----------------   ----------------
                                                                            $         56,384   $        253,194   $        460,232
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $         43,991   $        205,475   $        403,224
Underlying Fund shares held .............................................              3,870             18,980             24,351

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................             30,910                266             49,143
  Net asset value per unit, December 31, 2004 ...........................   $       1.121692   $       0.794449   $       0.986306

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................             19,436            266,152            403,509
  Net asset value per unit, December 31, 2004 ...........................   $       1.117127   $       0.950517   $       1.020453

                                                                                                   ALLIANCE-          ALLIANCE-
                                                                                AIM V.I.           BERNSTEIN          BERNSTEIN
                                                                                PREMIER             GROWTH             PREMIER
                                                                                EQUITY            AND INCOME           GROWTH
                                                                                SERIES I            CLASS B            CLASS A
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $      1,278,873   $      5,161,213   $      1,817,417
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................          1,278,873          5,161,213          1,817,417

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $      1,278,873   $      5,161,213   $      1,817,417
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        113,414   $        727,646   $              -
  Allmerica Select Reward ...............................................          1,165,459          4,433,567          1,817,417
                                                                            ----------------   ----------------   ----------------
                                                                            $      1,278,873   $      5,161,213   $      1,817,417
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $      1,257,958   $      4,500,857   $      1,686,537
Underlying Fund shares held .............................................             60,041            216,222             77,535

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            142,341            676,751                  -
  Net asset value per unit, December 31, 2004 ...........................   $       0.796770   $       1.075204   $              -

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................          1,375,626          4,200,068          2,097,476
  Net asset value per unit, December 31, 2004 ...........................   $       0.847221   $       1.055594   $       0.866478

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                                   ALLIANCE-
                                                                                ALLIANCE-          BERNSTEIN
                                                                                BERNSTEIN            SMALL            ALLIANCE-
                                                                                 PREMIER              CAP             BERNSTEIN
                                                                                 GROWTH              VALUE           TECHNOLOGY
                                                                                 CLASS B            CLASS B            CLASS B
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        183,049   $        625,656   $         47,055
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................            183,049            625,656             47,055

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $        183,049   $        625,656   $         47,055
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        183,049   $        115,442   $              -
  Allmerica Select Reward ...............................................                  -            510,214             47,055
                                                                            ----------------   ----------------   ----------------
                                                                            $        183,049   $        625,656   $         47,055
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $       171,469    $        476,018   $         42,295
Underlying Fund shares held .............................................             7,921              37,264              3,120

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................           232,850              85,653                  -
  Net asset value per unit, December 31, 2004 ...........................   $      0.786123    $       1.347793   $              -

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................                 -             380,095             47,472
  Net asset value per unit, December 31, 2004 ...........................   $             -    $       1.342332   $       0.991211

                                                                                                                        EATON
                                                                                                     EATON              VANCE
                                                                                ALLIANCE-            VANCE               VT
                                                                                BERNSTEIN             VT              WORLDWIDE
                                                                                  VALUE          FLOATING-RATE         HEALTH
                                                                                 CLASS B            INCOME            SCIENCES
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        338,776   $      3,046,533   $      1,290,334
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................            338,776          3,046,533          1,290,334

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $        338,776   $      3,046,533   $      1,290,334
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $         50,478   $        492,271   $        207,791
  Allmerica Select Reward ...............................................            288,298          2,554,262          1,082,543
                                                                            ----------------   ----------------   ----------------
                                                                            $        338,776   $      3,046,533   $      1,290,334
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        269,835   $      3,021,528   $      1,135,885
Underlying Fund shares held .............................................             27,016            301,637            114,798

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................             42,367            481,912            194,680
  Net asset value per unit, December 31, 2004 ...........................   $       1.191435   $       1.021495   $       1.067344

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            242,964          2,521,831          1,019,904
  Net asset value per unit, December 31, 2004 ...........................   $       1.186586   $       1.012860   $       1.061417

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                                   FIDELITY
                                                                                FIDELITY              VIP             FIDELITY
                                                                                   VIP              EQUITY-              VIP
                                                                               CONTRAFUND           INCOME             GROWTH
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $      2,762,823   $     11,447,080   $      8,421,272
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................          2,762,823         11,447,080          8,421,272

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $      2,762,823   $     11,447,080   $      8,421,272
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        640,247   $      7,197,514   $      6,421,687
  Allmerica Select Reward ...............................................          2,122,576          4,249,566          1,999,585
                                                                            ----------------   ----------------   ----------------
                                                                            $      2,762,823   $     11,447,080   $      8,421,272
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $      2,133,655   $     10,290,595   $     10,308,103
Underlying Fund shares held .............................................            103,787            451,205            263,083

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            523,421          3,172,316          3,088,294
  Net asset value per unit, December 31, 2004 ...........................   $       1.223196   $       2.268851   $       2.079363

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................          1,680,632          3,770,491          2,274,046
  Net asset value per unit, December 31, 2004 ...........................   $       1.262963   $       1.127059   $       0.879307

                                                                                FIDELITY           FIDELITY
                                                                                   VIP                VIP             FIDELITY
                                                                                 GROWTH              HIGH                VIP
                                                                                & INCOME            INCOME             MID CAP
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $      1,263,975   $      5,890,176   $      2,972,410
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  5                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................          1,263,975          5,890,181          2,972,410

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $      1,263,975   $      5,890,181   $      2,972,410
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        292,625   $      3,371,492   $        656,855
  Allmerica Select Reward ...............................................            971,350          2,518,689          2,315,555
                                                                            ----------------   ----------------   ----------------
                                                                            $      1,263,975   $      5,890,181   $      2,972,410
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $      1,124,287   $      5,523,228   $      1,982,141
Underlying Fund shares held .............................................             90,868            841,454             98,489

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            292,594          2,546,140            423,673
  Net asset value per unit, December 31, 2004 ...........................   $       1.000106   $       1.324158   $       1.550383

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            932,821          1,938,075          1,496,754
  Net asset value per unit, December 31, 2004 ...........................   $       1.041304   $       1.299583   $       1.547051

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                                    FT VIP
                                                                                FIDELITY           FRANKLIN
                                                                                   VIP               LARGE             FT VIP
                                                                                  VALUE               CAP             FRANKLIN
                                                                               STRATEGIES           GROWTH              SMALL
                                                                                 SERVICE          SECURITIES             CAP
                                                                                 CLASS 2            CLASS 2            CLASS 2
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        705,694   $        317,604   $      1,964,598
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................            705,694            317,604          1,964,598

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $        705,694   $        317,604   $      1,964,598
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        141,221   $        106,534   $        200,736
  Allmerica Select Reward ...............................................            564,473            211,070          1,763,862
                                                                            ----------------   ----------------   ----------------
                                                                            $        705,694   $        317,604   $      1,964,598
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        566,193   $        281,708   $      1,567,317
Underlying Fund shares held .............................................             49,908             21,316            101,112

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            108,321             97,602            208,508
  Net asset value per unit, December 31, 2004 ...........................   $       1.303721   $       1.091505   $       0.962729

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            434,729            194,161          1,663,934
  Net asset value per unit, December 31, 2004 ...........................   $       1.298449   $       1.087087   $       1.060055

                                                                                 FT VIP
                                                                                FRANKLIN
                                                                                  SMALL             FT VIP             FT VIP
                                                                                   CAP              MUTUAL            TEMPLETON
                                                                                  VALUE             SHARES             FOREIGN
                                                                               SECURITIES         SECURITIES         SECURITIES
                                                                                 CLASS 2            CLASS 2            CLASS 2
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        360,765   $      2,459,701   $        613,871
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................            360,765          2,459,701            613,871

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $        360,765   $      2,459,701   $        613,871
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $         95,695   $        357,782   $        137,653
  Allmerica Select Reward ...............................................            265,070          2,101,919            476,218
                                                                            ----------------   ----------------   ----------------
                                                                            $        360,765   $      2,459,701   $        613,871
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        252,682   $      2,021,601   $        479,700
Underlying Fund shares held .............................................             23,052            147,819             42,778

Units outstanding and net asset value per unit:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................             75,837            295,271            115,150
  Net asset value per unit, December 31, 2004 ...........................   $       1.261852   $       1.211712   $       1.195426

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            210,926          1,838,751            399,984
  Net asset value per unit, December 31, 2004 ...........................   $       1.256696   $       1.143123   $       1.190593

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                                     JANUS              JANUS
                                                                                  JANUS              ASPEN              ASPEN
                                                                                  ASPEN           GROWTH AND        INTERNATIONAL
                                                                                 GROWTH             INCOME             GROWTH
                                                                                 SERVICE            SERVICE            SERVICE
                                                                                 SHARES             SHARES             SHARES
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $      1,092,482   $        848,998   $        422,557
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................          1,092,482            848,998            422,557

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $      1,092,482   $        848,998   $        422,557
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $         69,942   $         47,791   $         32,036
  Allmerica Select Reward ...............................................          1,022,540            801,207            390,521
                                                                            ----------------   ----------------   ----------------
                                                                            $      1,092,482   $        848,998   $        422,557
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        996,299   $        739,339   $        332,157
Underlying Fund shares held .............................................             55,065             53,700             15,685

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................             90,768             50,862             34,214
  Net asset value per unit, December 31, 2004 ...........................   $       0.770559   $       0.939604   $       0.936344

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................          1,189,613            813,377            367,908
  Net asset value per unit, December 31, 2004 ...........................   $       0.859557   $       0.985038   $       1.061465

                                                                                  JANUS
                                                                                  ASPEN               MFS
                                                                                 MID CAP            MID CAP
                                                                                 GROWTH             GROWTH
                                                                                 SERVICE            SERVICE
                                                                                 SHARES              CLASS
                                                                            ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        399,384   $        210,616
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -
                                                                            ----------------   ----------------
    Total assets ........................................................            399,384            210,616

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -
                                                                            ----------------   ----------------
    Net assets ..........................................................   $        399,384   $        210,616
                                                                            ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        130,306   $         54,580
  Allmerica Select Reward ...............................................            269,078            156,036
                                                                            ----------------   ----------------
                                                                            $        399,384   $        210,616
                                                                            ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        341,460   $        166,777
Underlying Fund shares held .............................................             15,749             30,088

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            165,743             50,603
  Net asset value per unit, December 31, 2004 ...........................   $       0.786194   $       1.078596

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            275,474            145,253
  Net asset value per unit, December 31, 2004 ...........................   $       0.976782   $       1.074239

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                   MFS                MFS
                                                                                   NEW               TOTAL               MFS
                                                                                DISCOVERY           RETURN            UTILITIES
                                                                                 SERVICE            SERVICE            SERVICE
                                                                                  CLASS              CLASS              CLASS
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $         65,340   $      1,973,531   $        204,732
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................             65,340          1,973,531            204,732

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $         65,340   $      1,973,531   $        204,732
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $         32,119   $        812,855   $         46,274
  Allmerica Select Reward ...............................................             33,221          1,160,676            158,458
                                                                            ----------------   ----------------   ----------------
                                                                            $         65,340   $      1,973,531   $        204,732
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $         58,841   $      1,700,843   $        140,832
Underlying Fund shares held .............................................              4,442             92,872             10,075

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................             31,198            707,202             32,304
  Net asset value per unit, December 31, 2004 ...........................   $       1.029513   $       1.149395   $       1.432456

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................             32,401          1,013,920            111,072
  Net asset value per unit, December 31, 2004 ...........................   $       1.025318   $       1.144741   $       1.426624

                                                                                                  OPPENHEIMER
                                                                               OPPENHEIMER          CAPITAL
                                                                                BALANCED         APPRECIATION
                                                                                 SERVICE            SERVICE
                                                                               SHARES (a)           SHARES
                                                                            ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        385,794   $        307,674
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -
                                                                            ----------------   ----------------
    Total assets ........................................................            385,794            307,674

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -
                                                                            ----------------   ----------------
    Net assets ..........................................................   $        385,794   $        307,674
                                                                            ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        195,806   $        126,265
  Allmerica Select Reward ...............................................            189,988            181,409
                                                                            ----------------   ----------------
                                                                            $        385,794   $        307,674
                                                                            ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        339,081   $        279,125
Underlying Fund shares held .............................................             22,352              8,377

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            163,992            118,726
  Net asset value per unit, December 31, 2004 ...........................   $       1.194000   $       1.063508

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            159,766            171,270
  Net asset value per unit, December 31, 2004 ...........................   $       1.189165   $       1.059199

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                               OPPENHEIMER        OPPENHEIMER
                                                                                 GLOBAL              HIGH            OPPENHEIMER
                                                                               SECURITIES           INCOME           MAIN STREET
                                                                                 SERVICE            SERVICE            SERVICE
                                                                                 SHARES             SHARES             SHARES
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $      1,238,656   $        804,740   $        343,141
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................          1,238,656            804,740            343,141

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $      1,238,656   $        804,740   $        343,141
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        362,109   $        224,084   $        232,807
  Allmerica Select Reward ...............................................            876,547            580,656            110,334
                                                                            ----------------   ----------------   ----------------
                                                                            $      1,238,656   $        804,740   $        343,141
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        931,331   $        745,712   $        286,077
Underlying Fund shares held .............................................             42,232             91,865             16,577

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            284,889            180,945            215,575
  Net asset value per unit, December 31, 2004 ...........................   $       1.271051   $       1.238412   $       1.079937

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            692,417            470,784            102,581
  Net asset value per unit, December 31, 2004 ...........................   $       1.265923   $       1.233381   $       1.075584

                                                                                                    PIONEER
                                                                                 PIONEER          REAL ESTATE
                                                                                  FUND              SHARES
                                                                                   VCT                VCT
                                                                                CLASS II           CLASS II
                                                                            ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        599,812   $      1,599,173
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -
                                                                            ----------------   ----------------
    Total assets ........................................................            599,812          1,599,173

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -
                                                                            ----------------   ----------------
    Net assets ..........................................................   $        599,812   $      1,599,173
                                                                            ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $         58,824   $        220,788
  Allmerica Select Reward ...............................................            540,988          1,378,385
                                                                            ----------------   ----------------
                                                                            $        599,812   $      1,599,173
                                                                            ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        483,935   $      1,094,772
Underlying Fund shares held .............................................             29,245             65,918

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................             61,751            115,049
  Net asset value per unit, December 31, 2004 ...........................   $       0.952599   $       1.919061

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            530,641            757,432
  Net asset value per unit, December 31, 2004 ...........................   $       1.019499   $       1.819814

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                 SCUDDER            SCUDDER            SCUDDER
                                                                               TECHNOLOGY             VIT                VIT
                                                                                 GROWTH              EAFE               SMALL
                                                                                SERIES II           EQUITY               CAP
                                                                                 CLASS A             INDEX              INDEX
                                                                            ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        736,006   $        357,468   $      1,193,759
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Total assets ........................................................            736,006            357,468          1,193,759

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -                  -
                                                                            ----------------   ----------------   ----------------
    Net assets ..........................................................   $        736,006   $        357,468   $      1,193,759
                                                                            ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $         89,781   $         52,306   $        256,551
  Allmerica Select Reward ...............................................            646,225            305,162            937,208
                                                                            ----------------   ----------------   ----------------
                                                                            $        736,006   $        357,468   $      1,193,759
                                                                            ================   ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        677,993   $        285,350   $      1,039,986
Underlying Fund shares held .............................................             81,688             37,470             83,189

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            126,015             53,620            191,341
  Net asset value per unit, December 31, 2004 ...........................   $       0.712460   $       0.975491   $       1.340806

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            737,011            278,263            701,583
  Net asset value per unit, December 31, 2004 ...........................   $       0.876819   $       1.096668   $       1.335847

                                                                                   SVS
                                                                                 DREMAN
                                                                                FINANCIAL           T. ROWE
                                                                                SERVICES             PRICE
                                                                                SERIES II        INTERNATIONAL
                                                                                 CLASS A             STOCK
                                                                            ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..........   $        612,167   $      4,256,424
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -
                                                                            ----------------   ----------------
    Total assets ........................................................            612,167          4,256,424

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                  -                  -
                                                                            ----------------   ----------------
    Net assets ..........................................................   $        612,167   $      4,256,424
                                                                            ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter ............................................   $        128,021   $      2,092,078
  Allmerica Select Reward ...............................................            484,146          2,164,346
                                                                            ----------------   ----------------
                                                                            $        612,167   $      4,256,424
                                                                            ================   ================

Investments in shares of the Underlying Funds, at cost ..................   $        485,021   $      3,742,542
Underlying Fund shares held .............................................             45,012            316,698

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II and
    Allmerica Select Charter:
  Units outstanding, December 31, 2004 ..................................            100,957          1,575,982
  Net asset value per unit, December 31, 2004 ...........................   $       1.268075   $       1.327473

Allmerica Select Reward:
  Units outstanding, December 31, 2004 ..................................            394,018          1,953,644
  Net asset value per unit, December 31, 2004 ...........................   $       1.228740   $       1.107851

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                             AIT             AIT            AIT
                                                                                            CORE           EQUITY       GOVERNMENT
                                                                                           EQUITY           INDEX          BOND
                                                                                           SERVICE         SERVICE        SERVICE
                                                                                           SHARES          SHARES         SHARES
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends
..........................................................................                $     2,356    $    205,506   $    216,551
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................            105         126,671         11,482
  Administrative expense fees .......................................................             13          15,201          1,378
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................            118         141,872         12,860
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          2,995          40,180         70,744
  Administrative expense fees .......................................................            321           4,305          7,580
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          3,316          44,485         78,324
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................          3,434         186,357         91,184
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................         (1,078)         19,149        125,367
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -          9,094
  Net realized gain (loss) from sales of investments ................................          5,546         505,193        (94,044)
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................          5,546         505,193        (84,950)
  Change in unrealized gain (loss) ..................................................         13,748         547,392        (20,031)
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................         19,294       1,052,585       (104,981)
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $     18,216    $  1,071,734   $     20,386
                                                                                        ============    ============   ============

                                                                                                             AIT
                                                                                             AIT           SELECT
                                                                                            MONEY          CAPITAL
                                                                                           MARKET       APPRECIATION
                                                                                           SERVICE         SERVICE
                                                                                           SHARES          SHARES
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $   123,507     $          -
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................         77,609          63,333
  Administrative expense fees .......................................................          9,314           7,600
                                                                                        ------------    ------------
    Total expenses ..................................................................         86,923          70,933
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................        110,599          10,667
  Administrative expense fees .......................................................         11,849           1,143
                                                                                        ------------    ------------
    Total expenses ..................................................................        122,448          11,810
                                                                                        ------------    ------------

      Total expenses ................................................................        209,371          82,743
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................        (85,864)        (82,743)
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -         502,146
  Net realized gain (loss) from sales of investments ................................              -         173,567
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................              -         675,713
  Change in unrealized gain (loss) ..................................................              -         320,779
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................              -         996,492
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $    (85,864)   $    913,749
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                           AIT
                                                                                                             AIT          SELECT
                                                                                             AIT           SELECT       INVESTMENT
                                                                                           SELECT       INTERNATIONAL      GRADE
                                                                                           GROWTH          EQUITY         INCOME
                                                                                           SERVICE         SERVICE        SERVICE
                                                                                           SHARES          SHARES         SHARES
                                                                                        ------------    -------------  ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $          -    $     97,813   $    847,590
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................        146,491          66,741        100,967
  Administrative expense fees .......................................................         17,579           8,009         12,116
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................        164,070          74,750        113,083
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         20,204          33,246        115,596
  Administrative expense fees .......................................................          2,165           3,562         12,385
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................         22,369          36,808        127,981
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................        186,439         111,558        241,064
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................       (186,439)        (13,745)       606,526
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -        214,402
  Net realized gain (loss) from sales of investments ................................       (373,722)       (144,901)       (49,590)
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................       (373,722)       (144,901)       164,812
  Change in unrealized gain (loss) ..................................................      1,266,697       1,068,744       (400,650)
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................        892,975         923,843       (235,838)
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $    706,536    $    910,098   $    370,688
                                                                                        ============    ============   ============

                                                                                             AIT
                                                                                           SELECT
                                                                                            VALUE         AIM V.I.
                                                                                         OPPORTUNITY     AGGRESSIVE
                                                                                           SERVICE         GROWTH
                                                                                           SHARES         SERIES I
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $      2,602    $          -
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................         36,175             830
  Administrative expense fees .......................................................          4,341              99
                                                                                        ------------    ------------
    Total expenses ..................................................................         40,516             929
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         21,833           7,287
  Administrative expense fees .......................................................          2,339             781
                                                                                        ------------    ------------
    Total expenses ..................................................................         24,172           8,068
                                                                                        ------------    ------------

      Total expenses ................................................................         64,688           8,997
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................        (62,086)         (8,997)
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................        294,738               -
  Net realized gain (loss) from sales of investments ................................        128,403          10,825
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................        423,141          10,825
  Change in unrealized gain (loss) ..................................................        378,145          48,030
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................        801,286          58,855
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $    739,200    $     49,858
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                           AIM V.I.                       AIM V.I.
                                                                                            BASIC         AIM V.I.        CAPITAL
                                                                                            VALUE         BLUE CHIP     DEVELOPMENT
                                                                                          SERIES II       SERIES I       SERIES II
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $          -    $      1,415   $          -
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          1,396           1,818            366
  Administrative expense fees .......................................................            168             218             44
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          1,564           2,036            410
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         13,380          17,179            308
  Administrative expense fees .......................................................          1,434           1,840             32
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................         14,814          19,019            340
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................         16,378          21,055            750
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................        (16,378)        (19,640)          (750)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................         30,637           1,714          1,515
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................         30,637           1,714          1,515
  Change in unrealized gain (loss) ..................................................         78,959          57,563          5,536
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................        109,596          59,277          7,051
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $     93,218    $     39,637   $      6,301
                                                                                        ============    ============   ============

                                                                                                          AIM V.I.        AIM V.I.
                                                                                          AIM V.I.         HEALTH         PREMIER
                                                                                          DYNAMICS        SCIENCES        EQUITY
                                                                                        SERIES I (a)    SERIES I (a)     SERIES I
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $          -    $          -   $      5,795
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................             90             582          2,198
  Administrative expense fees .......................................................             11              70            264
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................            101             652          2,462
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          3,411           5,812         17,961
  Administrative expense fees .......................................................            366             623          1,924
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          3,777           6,435         19,885
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................          3,878           7,087         22,347
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................         (3,878)         (7,087)       (16,552)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................          5,455           6,218        (22,002)
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................          5,455           6,218        (22,002)
  Change in unrealized gain (loss) ..................................................         24,574          25,669         82,078
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................         30,029          31,887         60,076
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $     26,151    $     24,800   $     43,524
                                                                                        ============    ============   ============

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                          ALLIANCE-       ALLIANCE-      ALLIANCE-
                                                                                          BERNSTEIN       BERNSTEIN      BERNSTEIN
                                                                                           GROWTH          PREMIER        PREMIER
                                                                                         AND INCOME        GROWTH         GROWTH
                                                                                           CLASS B         CLASS A        CLASS B
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $     40,530    $          -   $          -
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          9,128               -          2,108
  Administrative expense fees .......................................................          1,095               -            253
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................         10,223               -          2,361
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         64,907          25,937              -
  Administrative expense fees .......................................................          6,954           2,779              -
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................         71,861          28,716              -
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................         82,084          28,716          2,361
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................        (41,554)        (28,716)        (2,361)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................         75,360            (113)           198
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................         75,360            (113)           198
  Change in unrealized gain (loss) ..................................................        425,425         145,736         14,048
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................        500,785         145,623         14,246
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $    459,231    $    116,907   $     11,885
                                                                                        ============    ============   ============

                                                                                          ALLIANCE-
                                                                                          BERNSTEIN
                                                                                            SMALL         ALLIANCE-
                                                                                             CAP          BERNSTEIN
                                                                                            VALUE        TECHNOLOGY
                                                                                           CLASS B         CLASS B
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $        442    $          -
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          1,181              16
  Administrative expense fees .......................................................            142               2
                                                                                        ------------    ------------
    Total expenses ..................................................................          1,323              18
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          6,170             569
  Administrative expense fees .......................................................            661              61
                                                                                        ------------    ------------
    Total expenses ..................................................................          6,831             630
                                                                                        ------------    ------------

      Total expenses ................................................................          8,154             648
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................         (7,712)           (648)
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................         13,268               -
  Net realized gain (loss) from sales of investments ................................          9,037             412
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................         22,305             412
  Change in unrealized gain (loss) ..................................................         75,332           2,762
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................         97,637           3,174
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $     89,925    $      2,526
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                           EATON
                                                                                                           EATON           VANCE
                                                                                          ALLIANCE-         VANCE           VT
                                                                                          BERNSTEIN          VT          WORLDWIDE
                                                                                            VALUE       FLOATING-RATE     HEALTH
                                                                                           CLASS B         INCOME        SCIENCES
                                                                                        ------------    -------------  ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $      2,467    $     77,362   $          -
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................            412           6,442          2,641
  Administrative expense fees .......................................................             50             773            316
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................            462           7,215          2,957
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          3,506          36,521         15,338
  Administrative expense fees .......................................................            375           3,913          1,644
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          3,881          40,434         16,982
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................          4,343          47,649         19,939
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................         (1,876)         29,713        (19,939)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................          2,811           3,894         18,704
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................          2,811           3,894         18,704
  Change in unrealized gain (loss) ..................................................         31,700           5,080         57,485
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................         34,511           8,974         76,189
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $     32,635    $     38,687   $     56,250
                                                                                        ============    ============   ============

                                                                                                          FIDELITY
                                                                                          FIDELITY           VIP
                                                                                             VIP           EQUITY-
                                                                                         CONTRAFUND        INCOME
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $      7,498    $    190,810
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          6,927          93,564
  Administrative expense fees .......................................................            831          11,228
                                                                                        ------------    ------------
    Total expenses ..................................................................          7,758         104,792
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         25,867          60,065
  Administrative expense fees .......................................................          2,772           6,436
                                                                                        ------------    ------------
    Total expenses ..................................................................         28,639          66,501
                                                                                        ------------    ------------

      Total expenses ................................................................         36,397         171,293
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................        (28,899)         19,517
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -          45,582
  Net realized gain (loss) from sales of investments ................................         55,296          59,335
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................         55,296         104,917
  Change in unrealized gain (loss) ..................................................        293,019         934,925
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................        348,315       1,039,842
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $    319,416    $  1,059,359
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                          FIDELITY       FIDELITY
                                                                                          FIDELITY           VIP            VIP
                                                                                             VIP           GROWTH          HIGH
                                                                                           GROWTH         & INCOME        INCOME
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $     23,724    $     11,053   $    603,982
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................         84,881           3,283         47,293
  Administrative expense fees .......................................................         10,186             394          5,675
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................         95,067           3,677         52,968
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         27,580          13,698         37,099
  Administrative expense fees .......................................................          2,955           1,468          3,975
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................         30,535          15,166         41,074
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................        125,602          18,843         94,042
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................       (101,878)         (7,790)       509,940
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................       (469,412)         13,273        (68,090)
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................       (469,412)         13,273        (68,090)
  Change in unrealized gain (loss) ..................................................        682,676          40,521        (28,968)
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................        213,264          53,794        (97,058)
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $    111,386    $     46,004   $    412,882
                                                                                        ============    ============   ============

                                                                                                          FIDELITY
                                                                                                             VIP
                                                                                                            VALUE
                                                                                          FIDELITY       STRATEGIES
                                                                                             VIP           SERVICE
                                                                                           MID CAP         CLASS 2
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $          -    $          -
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          6,138           2,103
  Administrative expense fees .......................................................            737             252
                                                                                        ------------    ------------
    Total expenses ..................................................................          6,875           2,355
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         30,811           7,208
  Administrative expense fees .......................................................          3,301             772
                                                                                        ------------    ------------
    Total expenses ..................................................................         34,112           7,980
                                                                                        ------------    ------------

      Total expenses ................................................................         40,987          10,335
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................        (40,987)        (10,335)
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -           1,882
  Net realized gain (loss) from sales of investments ................................        139,302          32,194
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................        139,302          34,076
  Change in unrealized gain (loss) ..................................................        461,358          33,174
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................        600,660          67,250
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $    559,673    $     56,915
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                           FT VIP                         FT VIP
                                                                                          FRANKLIN                       FRANKLIN
                                                                                            LARGE          FT VIP          SMALL
                                                                                             CAP          FRANKLIN          CAP
                                                                                           GROWTH           SMALL          VALUE
                                                                                         SECURITIES          CAP        SECURITIES
                                                                                           CLASS 2         CLASS 2        CLASS 2
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $      1,365    $          -   $        568
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          1,141           2,600          1,117
  Administrative expense fees .......................................................            137             312            134
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          1,278           2,912          1,251
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          2,319          23,566          3,102
  Administrative expense fees .......................................................            249           2,525            333
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          2,568          26,091          3,435
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................          3,846          29,003          4,686
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................         (2,481)        (29,003)        (4,118)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................          4,539          47,656         21,364
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................          4,539          47,656         21,364
  Change in unrealized gain (loss) ..................................................         12,789         151,970         46,976
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................         17,328         199,626         68,340
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $     14,847    $    170,623   $     64,222
                                                                                        ============    ============   ============

                                                                                           FT VIP          FT VIP
                                                                                           MUTUAL         TEMPLETON
                                                                                           SHARES          FOREIGN
                                                                                         SECURITIES      SECURITIES
                                                                                           CLASS 2         CLASS 2
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $     18,340    $      5,175
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          4,393           1,391
  Administrative expense fees .......................................................            528             167
                                                                                        ------------    ------------
    Total expenses ..................................................................          4,921           1,558
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         28,673           5,149
  Administrative expense fees .......................................................          3,072             552
                                                                                        ------------    ------------
    Total expenses ..................................................................         31,745           5,701
                                                                                        ------------    ------------

      Total expenses ................................................................         36,666           7,259
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................        (18,326)         (2,084)
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -
  Net realized gain (loss) from sales of investments ................................         52,843           5,427
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................         52,843           5,427
  Change in unrealized gain (loss) ..................................................        210,365          76,664
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................        263,208          82,091
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $    244,882    $     80,007
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                            JANUS          JANUS
                                                                                            JANUS           ASPEN          ASPEN
                                                                                            ASPEN        GROWTH AND    INTERNATIONAL
                                                                                           GROWTH          INCOME         GROWTH
                                                                                           SERVICE         SERVICE        SERVICE
                                                                                           SHARES          SHARES         SHARES
                                                                                        ------------    ------------   -------------
INVESTMENT INCOME:
  Dividends .........................................................................   $          -    $      3,440   $      3,332
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................            867           1,259            542
  Administrative expense fees .......................................................            104             151             65
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................            971           1,410            607
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................         14,847          12,155          5,425
  Administrative expense fees .......................................................          1,591           1,302            582
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................         16,438          13,457          6,007
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................         17,409          14,867          6,614
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................        (17,409)        (11,427)        (3,282)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................          9,840          17,863         29,970
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................          9,840          17,863         29,970
  Change in unrealized gain (loss) ..................................................         31,925          72,749         37,162
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................         41,765          90,612         67,132
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $     24,356    $     79,185   $     63,850
                                                                                        ============    ============   ============

                                                                                            JANUS
                                                                                            ASPEN            MFS
                                                                                           MID CAP         MID CAP
                                                                                           GROWTH          GROWTH
                                                                                           SERVICE         SERVICE
                                                                                           SHARES           CLASS
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $          -    $          -
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................            944             755
  Administrative expense fees .......................................................            113              90
                                                                                        ------------    ------------
    Total expenses ..................................................................          1,057             845
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          2,871           2,174
  Administrative expense fees .......................................................            308             233
                                                                                        ------------    ------------
    Total expenses ..................................................................          3,179           2,407
                                                                                        ------------    ------------

      Total expenses ................................................................          4,236           3,252
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................         (4,236)         (3,252)
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -
  Net realized gain (loss) from sales of investments ................................          2,104           7,571
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................          2,104           7,571
  Change in unrealized gain (loss) ..................................................         56,038          18,998
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................         58,142          26,569
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $     53,906    $     23,317
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                             MFS             MFS
                                                                                             NEW            TOTAL           MFS
                                                                                          DISCOVERY        RETURN        UTILITIES
                                                                                           SERVICE         SERVICE        SERVICE
                                                                                            CLASS           CLASS          CLASS
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $          -    $     23,330   $      2,065
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................            488           8,914            404
  Administrative expense fees .......................................................             59           1,070             49
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................            547           9,984            453
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................            416          13,926          1,850
  Administrative expense fees .......................................................             45           1,492            199
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................            461          15,418          2,049
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................          1,008          25,402          2,502
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................         (1,008)         (2,072)          (437)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................          1,017          19,210          3,982
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................          1,017          19,210          3,982
  Change in unrealized gain (loss) ..................................................          2,344         153,697         39,283
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................          3,361         172,907         43,265
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $      2,353    $    170,835   $     42,828
                                                                                        ============    ============   ============

                                                                                                         OPPENHEIMER
                                                                                         OPPENHEIMER      CAPITAL
                                                                                          BALANCED      APPRECIATION
                                                                                           SERVICE         SERVICE
                                                                                         SHARES (a)        SHARES
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $      2,923    $        433
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          1,687           1,407
  Administrative expense fees .......................................................            202             169
                                                                                        ------------    ------------
    Total expenses ..................................................................          1,889           1,576
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          2,766           1,517
  Administrative expense fees .......................................................            297             163
                                                                                        ------------    ------------
    Total expenses ..................................................................          3,063           1,680
                                                                                        ------------    ------------

      Total expenses ................................................................          4,952           3,256
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................         (2,029)         (2,823)
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -
  Net realized gain (loss) from sales of investments ................................          7,282           2,556
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................          7,282           2,556
  Change in unrealized gain (loss) ..................................................         21,841          12,378
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................         29,123          14,934
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $     27,094    $     12,111
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         OPPENHEIMER     OPPENHEIMER
                                                                                           GLOBAL           HIGH        OPPENHEIMER
                                                                                         SECURITIES        INCOME       MAIN STREET
                                                                                           SERVICE         SERVICE        SERVICE
                                                                                           SHARES          SHARES         SHARES
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $     10,591    $     51,875   $      2,616
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          3,833           3,184          2,826
  Administrative expense fees .......................................................            459             382            340
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          4,292           3,566          3,166
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          9,880           7,582          1,649
  Administrative expense fees .......................................................          1,058             813            177
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................         10,938           8,395          1,826
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................         15,230          11,961          4,992
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................         (4,639)         39,914         (2,376)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................         26,768          17,320          9,212
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................         26,768          17,320          9,212
  Change in unrealized gain (loss) ..................................................        149,328          (4,720)        17,335
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................        176,096          12,600         26,547
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $    171,457    $     52,514   $     24,171
                                                                                        ============    ============   ============

                                                                                                           PIONEER
                                                                                           PIONEER       REAL ESTATE
                                                                                            FUND           SHARES
                                                                                             VCT             VCT
                                                                                          CLASS II        CLASS II
                                                                                        ------------    ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $      5,214    $     50,564
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................            690           2,622
  Administrative expense fees .......................................................             83             315
                                                                                        ------------    ------------
    Total expenses ..................................................................            773           2,937
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          7,350          17,024
  Administrative expense fees .......................................................            787           1,824
                                                                                        ------------    ------------
    Total expenses ..................................................................          8,137          18,848
                                                                                        ------------    ------------

      Total expenses ................................................................          8,910          21,785
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................         (3,696)         28,779
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -
  Net realized gain (loss) from sales of investments ................................         17,538          92,161
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................         17,538          92,161
  Change in unrealized gain (loss) ..................................................         37,061         281,325
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................         54,599         373,486
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $     50,903    $    402,265
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                           SCUDDER         SCUDDER        SCUDDER
                                                                                         TECHNOLOGY          VIT            VIT
                                                                                           GROWTH           EAFE           SMALL
                                                                                          SERIES II        EQUITY           CAP
                                                                                           CLASS A          INDEX          INDEX
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends .........................................................................   $          -    $      8,211   $      4,309
                                                                                        ------------    ------------   ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          1,072             631          2,527
  Administrative expense fees .......................................................            129              76            304
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          1,201             707          2,831
                                                                                        ------------    ------------   ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          7,110           3,811         10,457
  Administrative expense fees .......................................................            761             409          1,121
                                                                                        ------------    ------------   ------------
    Total expenses ..................................................................          7,871           4,220         11,578
                                                                                        ------------    ------------   ------------

      Total expenses ................................................................          9,072           4,927         14,409
                                                                                        ------------    ------------   ------------
    Net investment income (loss) ....................................................         (9,072)          3,284        (10,100)
                                                                                        ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -              -
  Net realized gain (loss) from sales of investments ................................         64,933          10,458        123,299
                                                                                        ------------    ------------   ------------
    Net realized gain (loss) ........................................................         64,933          10,458        123,299
  Change in unrealized gain (loss) ..................................................        (46,614)         34,373         20,324
                                                                                        ------------    ------------   ------------
    Net realized and unrealized gain (loss) .........................................         18,319          44,831        143,623
                                                                                        ------------    ------------   ------------
    Net increase (decrease) in net assets from operations ...........................   $      9,247    $     48,115   $    133,523
                                                                                        ============    ============   ============

                                                                                             SVS
                                                                                           DREMAN
                                                                                          FINANCIAL        T. ROWE
                                                                                          SERVICES          PRICE
                                                                                          SERIES II     INTERNATIONAL
                                                                                           CLASS A          STOCK
                                                                                        ------------    -------------
INVESTMENT INCOME:
  Dividends .........................................................................   $     13,076    $     44,074
                                                                                        ------------    ------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II and Allmerica Select Charter:
  Mortality and expense risk fees ...................................................          1,508          25,483
  Administrative expense fees .......................................................            180           3,057
                                                                                        ------------    ------------
    Total expenses ..................................................................          1,688          28,540
                                                                                        ------------    ------------

Allmerica Select Reward:
  Mortality and expense risk fees ...................................................          8,513          29,528
  Administrative expense fees .......................................................            912           3,163
                                                                                        ------------    ------------
    Total expenses ..................................................................          9,425          32,691
                                                                                        ------------    ------------

      Total expenses ................................................................         11,113          61,231
                                                                                        ------------    ------------
    Net investment income (loss) ....................................................          1,963         (17,157)
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................................              -               -
  Net realized gain (loss) from sales of investments ................................         56,658          27,130
                                                                                        ------------    ------------
    Net realized gain (loss) ........................................................         56,658          27,130
  Change in unrealized gain (loss) ..................................................          2,354         457,882
                                                                                        ------------    ------------
    Net realized and unrealized gain (loss) .........................................         59,012         485,012
                                                                                        ------------    ------------
    Net increase (decrease) in net assets from operations ...........................   $     60,975    $    467,855
                                                                                        ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        AIT                         AIT
                                                                                       CORE                       EQUITY
                                                                                      EQUITY                       INDEX
                                                                                  SERVICE SHARES              SERVICE SHARES
                                                                               YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                                                            --------------------------  --------------------------
                                                                                2004          2003          2004          2003
                                                                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $     (1,078) $     (1,365) $     19,149  $     (7,389)
  Net realized gain (loss) ................................................        5,546         6,813       505,193       (69,430)
  Change in unrealized gain (loss) ........................................       13,748        43,169       547,392     2,690,408
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from operations ...................       18,216        48,617     1,071,734     2,613,589
                                                                            ------------  ------------  ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................          945         1,004        33,059        50,232
  Withdrawals .............................................................      (18,785)      (12,669)   (1,986,313)   (1,251,081)
  Contract benefits .......................................................            -       (21,988)     (255,155)     (195,445)
  Contract charges ........................................................          (46)          (50)       (7,675)       (5,990)
  Transfers between sub-accounts (including Separate Account GPA), net ....       (1,353)       24,954       774,581     9,021,959
  Other transfers from (to) the General Account ...........................        1,442        22,028       560,019       278,631
  Net increase (decrease) in investment by Sponsor ........................            -        (3,892)            -             -
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........      (17,797)        9,387      (881,484)    7,898,306
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets ...................................          419        58,004       190,250    10,511,895

NET ASSETS:
 Beginning of year ........................................................      225,223       167,219    13,031,968     2,520,073
                                                                            ------------  ------------  ------------  ------------
 End of year .............................................................. $    225,642  $    225,223  $ 13,222,218  $ 13,031,968
                                                                            ============  ============  ============  ============

                                                                                        AIT
                                                                                    GOVERNMENT
                                                                                       BOND
                                                                                  SERVICE SHARES
                                                                              YEAR ENDED DECEMBER 31,
                                                                            --------------------------
                                                                                2004          2003
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $    125,367  $    217,914
  Net realized gain (loss) ................................................      (84,950)        1,215
  Change in unrealized gain (loss) ........................................      (20,031)     (201,033)
                                                                            ------------  ------------
  Net increase (decrease) in net assets from operations ...................       20,386        18,096
                                                                            ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................        6,159        13,211
  Withdrawals .............................................................     (983,212)   (1,987,526)
  Contract benefits .......................................................      (20,194)      (20,810)
  Contract charges ........................................................       (1,037)       (1,453)
  Transfers between sub-accounts (including Separate Account GPA), net ....     (673,889)     (231,714)
  Other transfers from (to) the General Account ...........................   (2,063,655)      931,553
  Net increase (decrease) in investment by Sponsor ........................            -        (4,268)
                                                                            ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........   (3,735,828)   (1,301,007)
                                                                            ------------  ------------
  Net increase (decrease) in net assets ...................................   (3,715,442)   (1,282,911)

NET ASSETS:
 Beginning of year ........................................................    8,098,220     9,381,131
                                                                            ------------  ------------
 End of year .............................................................. $  4,382,778  $  8,098,220
                                                                            ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                                   AIT
                                                                                                                 SELECT
                                                                                        AIT                      CAPITAL
                                                                                   MONEY MARKET               APPRECIATION
                                                                                  SERVICE SHARES             SERVICE SHARES
                                                                              YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                                                            --------------------------  --------------------------
                                                                                2004          2003          2004          2003
                                                                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $    (85,864) $   (153,668) $    (82,743) $    (75,401)
  Net realized gain (loss) ................................................            -         1,596       675,713      (100,824)
  Change in unrealized gain (loss) ........................................            -             -       320,779     1,853,997
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from operations ...................      (85,864)     (152,072)      913,749     1,677,772
                                                                            ------------  ------------  ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................       44,736       159,081        14,231        28,634
  Withdrawals .............................................................   (3,339,126)  (10,846,037)     (598,617)     (753,257)
  Contract benefits .......................................................     (114,845)     (602,091)      (41,106)      (93,251)
  Contract charges ........................................................       (4,418)       (6,791)       (3,507)       (4,016)
  Transfers between sub-accounts (including Separate Account GPA), net ....       41,062       303,188       (72,417)      (80,449)
  Other transfers from (to) the General Account ...........................     (387,646)   (3,495,151)      (78,793)      (35,792)
  Net increase (decrease) in investment by Sponsor ........................            -             -             -             -
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........   (3,760,237)  (14,487,801)     (780,209)     (938,131)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets ...................................   (3,846,101)  (14,639,873)      133,540       739,641

NET ASSETS:
 Beginning of year ........................................................   15,591,023    30,230,896     5,959,067     5,219,426
                                                                            ------------  ------------  ------------  ------------
 End of year .............................................................. $ 11,744,922  $ 15,591,023  $  6,092,607  $  5,959,067
                                                                            ============  ============  ============  ============

                                                                                        AIT
                                                                                      SELECT
                                                                                      GROWTH
                                                                                  SERVICE SHARES
                                                                              YEAR ENDED DECEMBER 31,
                                                                            --------------------------
                                                                                2004          2003
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $   (186,439) $   (172,769)
  Net realized gain (loss) ................................................     (373,722)   (1,697,582)
  Change in unrealized gain (loss) ........................................    1,266,697     4,775,602
                                                                            ------------  ------------
  Net increase (decrease) in net assets from operations ...................      706,536     2,905,251
                                                                            ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................       48,738        50,177
  Withdrawals .............................................................   (1,504,416)   (2,044,976)
  Contract benefits .......................................................     (258,631)     (300,626)
  Contract charges ........................................................       (9,601)      (10,231)
  Transfers between sub-accounts (including Separate Account GPA), net ....     (184,360)    3,834,990
  Other transfers from (to) the General Account ...........................      (92,456)       75,699
  Net increase (decrease) in investment by Sponsor ........................            -             -
                                                                            ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........   (2,000,726)    1,605,033
                                                                            ------------  ------------
  Net increase (decrease) in net assets ...................................   (1,294,190)    4,510,284

NET ASSETS:
 Beginning of year ........................................................   14,171,508     9,661,224
                                                                            ------------  ------------
 End of year .............................................................. $ 12,877,318  $ 14,171,508
                                                                            ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                        AIT                        AIT
                                                                                      SELECT                SELECT INVESTMENT
                                                                                   INTERNATIONAL                  GRADE
                                                                                      EQUITY                     INCOME
                                                                                  SERVICE SHARES             SERVICE SHARES
                                                                              YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                                                            --------------------------  --------------------------
                                                                                2004          2003         2004          2003
                                                                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $    (13,745) $    (46,691) $    606,526  $    582,555
  Net realized gain (loss) ................................................     (144,901)     (908,108)      164,812       114,270
  Change in unrealized gain (loss) ........................................    1,068,744     2,730,416      (400,650)     (358,474)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from operations ...................      910,098     1,775,617       370,688       338,351
                                                                            ------------  ------------  ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................       27,743        36,683        90,027       116,833
  Withdrawals .............................................................     (863,212)   (1,326,611)   (2,329,592)   (4,035,755)
  Contract benefits .......................................................      (79,236)     (228,220)     (214,655)     (455,715)
  Contract charges ........................................................       (4,779)       (5,324)       (6,265)       (8,531)
  Transfers between sub-accounts (including Separate Account GPA), net ....     (311,987)      516,141    (1,064,340)    3,634,144
  Other transfers from (to) the General Account ...........................     (105,308)       90,047      (462,430)      169,689
  Net increase (decrease) in investment by Sponsor ........................            -             -             -             -
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........   (1,336,779)     (917,284)   (3,987,255)     (579,335)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets ...................................     (426,681)      858,333    (3,616,567)     (240,984)

NET ASSETS:
 Beginning of year ........................................................    8,205,722     7,347,389    18,530,176    18,771,160
                                                                            ------------  ------------  ------------  ------------
 End of year .............................................................. $  7,779,041  $  8,205,722  $ 14,913,609  $ 18,530,176
                                                                            ============  ============  ============  ============

                                                                                        AIT
                                                                                      SELECT
                                                                                       VALUE
                                                                                    OPPORTUNITY
                                                                                  SERVICE SHARES
                                                                              YEAR ENDED DECEMBER 31,
                                                                            --------------------------
                                                                                2004          2003
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $    (62,086) $    (51,075)
  Net realized gain (loss) ................................................      423,141      (106,457)
  Change in unrealized gain (loss) ........................................      378,145     1,362,328
                                                                            ------------  ------------
  Net increase (decrease) in net assets from operations ...................      739,200     1,204,796
                                                                            ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................       16,315        13,903
  Withdrawals .............................................................     (408,650)     (639,021)
  Contract benefits .......................................................       (8,624)     (161,635)
  Contract charges ........................................................       (2,132)       (2,392)
  Transfers between sub-accounts (including Separate Account GPA), net ....       53,483       (26,134)
  Other transfers from (to) the General Account ...........................      (39,176)       23,854
  Net increase (decrease) in investment by Sponsor ........................            -             -
                                                                            ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........     (388,784)     (791,425)
                                                                            ------------  ------------
  Net increase (decrease) in net assets ...................................      350,416       413,371

NET ASSETS:
 Beginning of year ........................................................    4,410,434     3,997,063
                                                                            ------------  ------------
 End of year .............................................................. $  4,760,850  $  4,410,434
                                                                            ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                   AIM V.I.
                                                                                  AGGRESSIVE                 AIM V.I. BASIC
                                                                                GROWTH SERIES I              VALUE SERIES II
                                                                            YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (8,997)  $     (8,394)  $    (16,378)  $    (10,864)
  Net realized gain (loss) ..............................................       10,825        (14,815)        30,637         15,896
  Change in unrealized gain (loss) ......................................       48,030        145,093         78,959        205,982
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       49,858        121,884         93,218        211,014
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        4,010          5,847          4,347          9,417
  Withdrawals ...........................................................      (58,624)       (65,878)      (105,946)       (35,324)
  Contract benefits .....................................................      (51,198)        (7,339)             -        (53,452)
  Contract charges ......................................................         (272)          (284)          (265)          (229)
  Transfers between sub-accounts (including Separate Account GPA), net ..        1,273          5,985         37,142        303,669
  Other transfers from (to) the General Account .........................      (14,171)        36,256         70,785        133,082
  Net increase (decrease) in investment by Sponsor ......................            -         (1,572)             -         (3,771)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......     (118,982)       (26,985)         6,063        353,392
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................      (69,124)        94,899         99,281        564,406

NET ASSETS:
 Beginning of year ......................................................      616,255        521,356      1,019,081        454,675
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $    547,131   $    616,255   $  1,118,362   $  1,019,081
                                                                          ============   ============   ============   ============

                                                                                   AIM V.I.
                                                                              BLUE CHIP SERIES I
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .........................................  $    (19,640)  $    (19,046)
  Net realized gain (loss) .............................................         1,714        (19,305)
  Change in unrealized gain (loss) .....................................        57,563        298,858
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations ................        39,637        260,507
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ................................................         4,864          3,930
  Withdrawals ..........................................................       (98,266)       (87,956)
  Contract benefits ....................................................             -        (25,587)
  Contract charges .....................................................          (557)          (569)
  Transfers between sub-accounts (including Separate Account GPA), net .        55,807         63,116
  Other transfers from (to) the General Account ........................         3,687         29,511
  Net increase (decrease) in investment by Sponsor .....................             -              -
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions .....       (34,465)       (17,555)
                                                                          ------------   ------------
  Net increase (decrease) in net assets ................................         5,172        242,952

NET ASSETS:
 Beginning of year .....................................................     1,383,293      1,140,341
                                                                          ------------   ------------
 End of year ...........................................................  $  1,388,465   $  1,383,293
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                               AIM V.I. CAPITAL                   AIM V.I.
                                                                             DEVELOPMENT SERIES II         DYNAMICS SERIES I (a)
                                                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $       (750)  $       (376)  $     (3,878)  $     (3,661)
  Net realized gain (loss) ..............................................        1,515            653          5,455        (13,816)
  Change in unrealized gain (loss) ......................................        5,536          7,333         24,574         87,725
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................        6,301          7,610         26,151         70,248
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................            -              -            389            247
  Withdrawals ...........................................................       (2,044)        (1,111)       (51,234)       (12,816)
  Contract benefits .....................................................            -              -              -        (45,370)
  Contract charges ......................................................          (23)           (16)           (42)           (44)
  Transfers between sub-accounts (including Separate Account GPA), net ..          483         24,415          4,615         (1,000)
  Other transfers from (to) the General Account .........................        8,334              -            900         32,214
  Net increase (decrease) in investment by Sponsor ......................            -         (3,824)             -         (1,403)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......        6,750         19,464        (45,372)       (28,172)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................       13,051         27,074        (19,221)        42,076

NET ASSETS:
 Beginning of year ......................................................       43,333         16,259        272,415        230,339
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $     56,384   $     43,333   $    253,194   $    272,415
                                                                          ============   ============   ============   ============

                                                                                   AIM V.I.
                                                                                    HEALTH
                                                                             SCIENCES SERIES I (a)
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (7,087)  $     (6,310)
  Net realized gain (loss) ..............................................        6,218        (14,610)
  Change in unrealized gain (loss) ......................................       25,669        115,173
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................       24,800         94,253
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        3,405          4,228
  Withdrawals ...........................................................      (60,653)       (28,652)
  Contract benefits .....................................................            -              -
  Contract charges ......................................................         (177)          (188)
  Transfers between sub-accounts (including Separate Account GPA), net ..       20,342         33,260
  Other transfers from (to) the General Account .........................       (1,402)        11,039
  Net increase (decrease) in investment by Sponsor ......................            -         (1,815)
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......      (38,485)        17,872
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................      (13,685)       112,125

NET ASSETS:
 Beginning of year ......................................................      473,917        361,792
                                                                          ------------   ------------
 End of year ............................................................ $    460,232   $    473,917
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                                  ALLIANCE-
                                                                               AIM V.I. PREMIER                   BERNSTEIN
                                                                                    EQUITY                         GROWTH
                                                                                   SERIES I                  AND INCOME CLASS B
                                                                            YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $    (16,552)  $    (17,555)  $    (41,554)  $    (35,461)
  Net realized gain (loss) ..............................................      (22,002)       (35,868)        75,360       (159,422)
  Change in unrealized gain (loss) ......................................       82,078        352,252        425,425      1,597,774
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       43,524        298,829        459,231      1,402,891
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        7,506          3,972         11,360         18,837
  Withdrawals ...........................................................     (171,869)       (99,499)      (780,266)      (528,994)
  Contract benefits .....................................................       (1,193)       (17,967)       (97,953)       (76,289)
  Contract charges ......................................................         (432)          (558)        (1,533)        (1,712)
  Transfers between sub-accounts (including Separate Account GPA), net ..     (277,290)       258,495       (300,267)      (337,349)
  Other transfers from (to) the General Account .........................      (19,518)        17,887        134,127        215,371
  Net increase (decrease) in investment by Sponsor ......................            -              -              -              -
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......     (462,796)       162,330     (1,034,532)      (710,136)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................     (419,272)       461,159       (575,301)       692,755

NET ASSETS:
 Beginning of year ......................................................    1,698,145      1,236,986      5,736,514      5,043,759
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $  1,278,873   $  1,698,145   $  5,161,213   $  5,736,514
                                                                          ============   ============   ============   ============

                                                                                   ALLIANCE-
                                                                                   BERNSTEIN
                                                                                    PREMIER
                                                                                GROWTH CLASS A
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $    (28,716)  $    (29,461)
  Net realized gain (loss) ..............................................         (113)       (68,257)
  Change in unrealized gain (loss) ......................................      145,736        465,996
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................      116,907        368,278
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................       12,859         11,168
  Withdrawals ...........................................................     (151,391)      (192,222)
  Contract benefits .....................................................       (8,925)       (50,423)
  Contract charges ......................................................         (634)          (750)
  Transfers between sub-accounts (including Separate Account GPA), net ..     (125,517)      (117,841)
  Other transfers from (to) the General Account .........................       10,299        147,047
  Net increase (decrease) in investment by Sponsor ......................            -              -
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......     (263,309)      (203,021)
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................     (146,402)       165,257

NET ASSETS:
 Beginning of year ......................................................    1,963,819      1,798,562
                                                                          ------------   ------------
 End of year ............................................................ $  1,817,417   $  1,963,819
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                   ALLIANCE-                     ALLIANCE-
                                                                                   BERNSTEIN                     BERNSTEIN
                                                                                    PREMIER                      SMALL CAP
                                                                                GROWTH CLASS B                 VALUE CLASS B
                                                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (2,361)  $     (2,049)  $     (7,712)  $     (2,223)
  Net realized gain (loss) ..............................................          198         (7,006)        22,305          3,912
  Change in unrealized gain (loss) ......................................       14,048         36,989         75,332         73,416
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       11,885         27,934         89,925         75,105
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        1,471          2,956            567            465
  Withdrawals ...........................................................      (14,325)       (33,516)       (29,982)       (12,777)
  Contract benefits .....................................................            -              -              -              -
  Contract charges ......................................................         (105)          (121)          (109)           (95)
  Transfers between sub-accounts (including Separate Account GPA), net ..       15,119         25,185        132,951        161,470
  Other transfers from (to) the General Account .........................          292          6,710         32,047         74,808
  Net increase (decrease) in investment by Sponsor ......................            -         (1,438)             -         (4,320)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......        2,452           (224)       135,474        219,551
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................       14,337         27,710        225,399        294,656

NET ASSETS:
 Beginning of year ......................................................      168,712        141,002        400,257        105,601
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $    183,049   $    168,712   $    625,656   $    400,257
                                                                          ============   ============   ============   ============

                                                                                   ALLIANCE-
                                                                                   BERNSTEIN
                                                                                  TECHNOLOGY
                                                                                    CLASS B
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $       (648)  $       (173)
  Net realized gain (loss) ..............................................          412            217
  Change in unrealized gain (loss) ......................................        2,762          3,298
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................        2,526          3,342
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................            -            105
  Withdrawals ...........................................................       (4,171)          (408)
  Contract benefits .....................................................            -              -
  Contract charges ......................................................          (10)            (4)
  Transfers between sub-accounts (including Separate Account GPA), net ..       20,810         14,036
  Other transfers from (to) the General Account .........................            -         10,877
  Net increase (decrease) in investment by Sponsor ......................            -         (3,648)
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......       16,629         20,958
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................       19,155         24,300

NET ASSETS:
 Beginning of year ......................................................       27,900          3,600
                                                                          ------------   ------------
 End of year ............................................................ $     47,055   $     27,900
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                                   EATON
                                                                                   ALLIANCE-                       VANCE
                                                                                BERNSTEIN VALUE              VT FLOATING-RATE
                                                                                    CLASS B                       INCOME
                                                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (1,876)  $     (1,234)  $     29,713   $     18,338
  Net realized gain (loss) ..............................................        2,811          2,107          3,894          1,195
  Change in unrealized gain (loss) ......................................       31,700         37,562          5,080         18,054
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       32,635         38,435         38,687         37,587
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................          469            348          5,396          6,028
  Withdrawals ...........................................................      (10,960)        (4,965)      (361,572)      (223,951)
  Contract benefits .....................................................            -              -        (10,942)        (2,570)
  Contract charges ......................................................         (107)           (42)          (788)          (692)
  Transfers between sub-accounts (including Separate Account GPA), net ..       55,490         81,646        453,143        336,843
  Other transfers from (to) the General Account .........................       11,549         78,957         (2,840)      (122,314)
  Net increase (decrease) in investment by Sponsor ......................            -         (4,026)             -         (2,008)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......       56,441        151,918         82,397         (8,664)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................       89,076        190,353        121,084         28,923

NET ASSETS:
 Beginning of year ......................................................      249,700         59,347      2,925,449      2,896,526
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $    338,776   $    249,700   $  3,046,533   $  2,925,449
                                                                          ============   ============   ============   ============

                                                                                  EATON VANCE
                                                                                 VT WORLDWIDE
                                                                                    HEALTH
                                                                                   SCIENCES
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $    (19,939)  $    (17,905)
  Net realized gain (loss) ..............................................       18,704        (31,349)
  Change in unrealized gain (loss) ......................................       57,485        320,400
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................       56,250        271,146
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        2,621          4,115
  Withdrawals ...........................................................     (152,796)      (182,213)
  Contract benefits .....................................................            -        (24,657)
  Contract charges ......................................................         (520)          (517)
  Transfers between sub-accounts (including Separate Account GPA), net ..       21,968         46,927
  Other transfers from (to) the General Account .........................       22,747        128,718
  Net increase (decrease) in investment by Sponsor ......................            -              -
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......     (105,980)       (27,627)
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................      (49,730)       243,519

NET ASSETS:
 Beginning of year ......................................................    1,340,064      1,096,545
                                                                          ------------   ------------
 End of year ............................................................ $  1,290,334   $  1,340,064
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                    FIDELITY                     FIDELITY
                                                                                      VIP                           VIP
                                                                                   CONTRAFUND                 EQUITY- INCOME
                                                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $    (28,899)  $    (18,670)  $     19,517   $     58,276
  Net realized gain (loss) ..............................................       55,296        (14,332)       104,917       (774,659)
  Change in unrealized gain (loss) ......................................      293,019        445,121        934,925      3,528,274
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................      319,416        412,119      1,059,359      2,811,891
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        4,544          4,781         34,448         41,924
  Withdrawals ...........................................................     (271,960)      (115,957)    (1,644,631)    (1,749,362)
  Contract benefits .....................................................       (1,694)             -       (210,494)      (345,159)
  Contract charges ......................................................         (772)          (647)        (5,935)        (6,894)
  Transfers between sub-accounts (including Separate Account GPA), net ..      461,323        210,609        (31,390)      (807,880)
  Other transfers from (to) the General Account .........................      123,804        109,817          9,684         72,350
  Net increase (decrease) in investment by Sponsor ......................            -         (2,049)             -              -
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......      315,245        206,554     (1,848,318)    (2,795,021)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................      634,661        618,673       (788,959)        16,870

NET ASSETS:
 Beginning of year ......................................................    2,128,162      1,509,489     12,236,039     12,219,169
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $  2,762,823   $  2,128,162   $ 11,447,080   $ 12,236,039
                                                                          ============   ============   ============   ============

                                                                                 FIDELITY VIP
                                                                                    GROWTH
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ------------   ------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $   (101,878)  $    (97,695)
  Net realized gain (loss) ..............................................     (469,412)    (1,225,327)
  Change in unrealized gain (loss) ......................................      682,676      3,599,857
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................      111,386      2,276,835
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................       27,457         42,009
  Withdrawals ...........................................................     (951,346)    (1,226,204)
  Contract benefits .....................................................     (126,993)      (187,239)
  Contract charges ......................................................       (5,264)        (6,112)
  Transfers between sub-accounts (including Separate Account GPA), net ..      (49,766)       (28,578)
  Other transfers from (to) the General Account .........................       47,343        191,568
  Net increase (decrease) in investment by Sponsor ......................            -              -
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......   (1,058,569)    (1,214,556)
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................     (947,183)     1,062,279

NET ASSETS:
 Beginning of year ......................................................    9,368,455      8,306,176
                                                                          ------------   ------------
 End of year ............................................................ $  8,421,272   $  9,368,455
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                   FIDELITY
                                                                                  VIP GROWTH                   FIDELITY VIP
                                                                                   & INCOME                     HIGH INCOME
                                                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (7,790)  $     (4,780)  $    509,940   $    469,476
  Net realized gain (loss) ..............................................       13,273         (6,088)       (68,090)      (257,718)
  Change in unrealized gain (loss) ......................................       40,521        191,624        (28,968)     1,487,753
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       46,004        180,756        412,882      1,699,511
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................          405          1,958         33,124         25,333
  Withdrawals ...........................................................      (78,875)       (49,665)      (820,713)    (1,863,182)
  Contract benefits .....................................................            -         (4,887)      (249,250)      (218,452)
  Contract charges ......................................................         (376)          (334)        (2,990)        (4,216)
  Transfers between sub-accounts (including Separate Account GPA), net ..       97,498        333,240       (904,117)        81,281
  Other transfers from (to) the General Account .........................      (54,164)        65,144         (4,454)       272,465
  Net increase (decrease) in investment by Sponsor ......................            -         (1,863)             -              -
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......      (35,512)       343,593     (1,948,400)    (1,706,771)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................       10,492        524,349     (1,535,518)        (7,260)

NET ASSETS:
 Beginning of year ......................................................    1,253,483        729,134      7,425,699      7,432,959
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $  1,263,975   $  1,253,483   $  5,890,181   $  7,425,699
                                                                          ============   ============   ============   ============

                                                                                   FIDELITY
                                                                                  VIP MID CAP
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ------------   ------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $    (40,987)  $    (22,503)
  Net realized gain (loss) ..............................................      139,302         (2,187)
  Change in unrealized gain (loss) ......................................      461,358        679,154
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................      559,673        654,464
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        4,430          4,148
  Withdrawals ...........................................................     (535,184)      (172,621)
  Contract benefits .....................................................            -        (42,607)
  Contract charges ......................................................         (932)          (776)
  Transfers between sub-accounts (including Separate Account GPA), net ..      149,528         (4,178)
  Other transfers from (to) the General Account .........................      190,878        361,699
  Net increase (decrease) in investment by Sponsor ......................            -              -
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......     (191,280)       145,665
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................      368,393        800,129

NET ASSETS:
 Beginning of year ......................................................    2,604,017      1,803,888
                                                                          ------------   ------------
 End of year ............................................................ $  2,972,410   $  2,604,017
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                   FIDELITY                       FT VIP
                                                                                      VIP                        FRANKLIN
                                                                                     VALUE                         LARGE
                                                                              STRATEGIES SERVICE                CAP GROWTH
                                                                                    CLASS 2                 SECURITIES CLASS 2
                                                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $    (10,335)  $     (4,420)  $     (2,481)  $       (959)
  Net realized gain (loss) ..............................................       34,076         14,780          4,539           (331)
  Change in unrealized gain (loss) ......................................       33,174        109,279         12,789         26,717
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       56,915        119,639         14,847         25,427
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        1,323            294            173            189
  Withdrawals ...........................................................      (16,093)       (14,609)       (36,205)        (8,541)
  Contract benefits .....................................................            -              -              -              -
  Contract charges ......................................................         (106)           (51)          (146)           (79)
  Transfers between sub-accounts (including Separate Account GPA), net ..        6,611        268,673        118,169         51,926
  Other transfers from (to) the General Account .........................      (26,813)       215,137         53,944         25,584
  Net increase (decrease) in investment by Sponsor ......................            -         (4,514)             -         (3,969)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......      (35,078)       464,930        135,935         65,110
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................       21,837        584,569        150,782         90,537

NET ASSETS:
 Beginning of year ......................................................      683,857         99,288        166,822         76,285
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $    705,694   $    683,857   $    317,604   $    166,822
                                                                          ============   ============   ============   ============

                                                                                    FT VIP
                                                                                FRANKLIN SMALL
                                                                                  CAP CLASS 2
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $    (29,003)  $    (23,385)
  Net realized gain (loss) ..............................................       47,656        (32,554)
  Change in unrealized gain (loss) ......................................      151,970        528,522
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................      170,623        472,583
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        8,788          7,326
  Withdrawals ...........................................................     (176,450)      (139,803)
  Contract benefits .....................................................            -        (44,533)
  Contract charges ......................................................         (532)          (554)
  Transfers between sub-accounts (including Separate Account GPA), net ..      (25,735)       147,115
  Other transfers from (to) the General Account .........................      122,116        128,460
  Net increase (decrease) in investment by Sponsor ......................            -              -
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......      (71,813)        98,011
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................       98,810        570,594

NET ASSETS:
 Beginning of year ......................................................    1,865,788      1,295,194
                                                                          ------------   ------------
 End of year ............................................................ $  1,964,598   $  1,865,788
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                     FT VIP                    FT VIP MUTUAL
                                                                                FRANKLIN SMALL                    SHARES
                                                                                   CAP VALUE                    SECURITIES
                                                                              SECURITIES CLASS 2                  CLASS 2
                                                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (4,118)  $     (2,920)  $    (18,326)  $    (10,911)
  Net realized gain (loss) ..............................................       21,364          3,909         52,843        (34,375)
  Change in unrealized gain (loss) ......................................       46,976         64,018        210,365        476,034
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       64,222         65,007        244,882        430,748
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................           98            100          2,868          4,070
  Withdrawals ...........................................................      (77,000)       (10,259)      (240,923)      (238,689)
  Contract benefits .....................................................            -        (27,302)       (72,993)             -
  Contract charges ......................................................         (140)           (58)          (573)          (627)
  Transfers between sub-accounts (including Separate Account GPA), net ..       51,641         32,106        159,301         65,533
  Other transfers from (to) the General Account .........................       18,127         50,726         46,434         40,405
  Net increase (decrease) in investment by Sponsor ......................            -         (3,858)             -              -
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......       (7,274)        41,455       (105,886)      (129,308)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................       56,948        106,462        138,996        301,440

NET ASSETS:
 Beginning of year ......................................................      303,817        197,355      2,320,705      2,019,265
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $    360,765   $    303,817   $  2,459,701   $  2,320,705
                                                                          ============   ============   ============   ============

                                                                                    FT VIP
                                                                                   TEMPLETON
                                                                              FOREIGN SECURITIES
                                                                                    CLASS 2
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (2,084)  $        467
  Net realized gain (loss) ..............................................        5,427          6,039
  Change in unrealized gain (loss) ......................................       76,664         61,580
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................       80,007         68,086
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................          945          1,010
  Withdrawals ...........................................................      (16,144)        (9,171)
  Contract benefits .....................................................            -        (12,963)
  Contract charges ......................................................          (93)           (60)
  Transfers between sub-accounts (including Separate Account GPA), net ..      136,742         77,236
  Other transfers from (to) the General Account .........................       43,223         80,133
  Net increase (decrease) in investment by Sponsor ......................            -         (3,889)
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......      164,673        132,296
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................      244,680        200,382

NET ASSETS:
 Beginning of year ......................................................      369,191        168,809
                                                                          ------------   ------------
 End of year ............................................................ $    613,871   $    369,191
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                                   JANUS
                                                                                     JANUS                         ASPEN
                                                                                 ASPEN GROWTH                GROWTH AND INCOME
                                                                                SERVICE SHARES                SERVICE SHARES
                                                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                          ---------------------------   ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $    (17,409)  $    (19,362)  $    (11,427)  $    (10,412)
  Net realized gain (loss) ..............................................        9,840        (52,731)        17,863        (37,679)
  Change in unrealized gain (loss) ......................................       31,925        390,260         72,749        243,511
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       24,356        318,167         79,185        195,420
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................        8,277         12,415          2,915          4,163
  Withdrawals ...........................................................     (106,798)      (175,880)      (316,959)       (62,671)
  Contract benefits .....................................................      (13,780)       (27,625)             -        (81,047)
  Contract charges ......................................................         (443)          (545)          (286)          (294)
  Transfers between sub-accounts (including Separate Account GPA), net ..      (64,829)      (118,721)       (63,952)        79,864
  Other transfers from (to) the General Account .........................         (464)         2,719         19,688         38,445
  Net increase (decrease) in investment by Sponsor ......................            -         (1,464)             -         (1,649)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......     (178,037)      (309,101)      (358,594)       (23,189)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................     (153,681)         9,066       (279,409)       172,231

NET ASSETS:
 Beginning of year ......................................................    1,246,163      1,237,097      1,128,407        956,176
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $  1,092,482   $  1,246,163   $    848,998   $  1,128,407
                                                                          ============   ============   ============   ============

                                                                                     JANUS
                                                                                     ASPEN
                                                                             INTERNATIONAL GROWTH
                                                                                SERVICE SHARES
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (3,282)  $     (2,231)
  Net realized gain (loss) ..............................................       29,970        (17,408)
  Change in unrealized gain (loss) ......................................       37,162        131,573
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................       63,850        111,934
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................          658          1,183
  Withdrawals ...........................................................     (107,965)       (52,862)
  Contract benefits .....................................................            -         (1,652)
  Contract charges ......................................................         (133)          (125)
  Transfers between sub-accounts (including Separate Account GPA), net ..      (15,294)        15,800
  Other transfers from (to) the General Account .........................       11,821         (8,863)
  Net increase (decrease) in investment by Sponsor ......................            -         (1,544)
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......     (110,913)       (48,063)
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................      (47,063)        63,871

NET ASSETS:
 Beginning of year ......................................................      469,620        405,749
                                                                          ------------   ------------
 End of year ............................................................ $    422,557   $    469,620
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                     JANUS
                                                                                 ASPEN MID CAP                 MFS MID CAP
                                                                                GROWTH SERVICE               GROWTH SERVICE
                                                                                    SHARES                        CLASS
                                                                            YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                                          ---------------------------  ---------------------------
                                                                              2004           2003           2004           2003
                                                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (4,236)  $     (2,049)  $     (3,252)  $     (1,542)
  Net realized gain (loss) ..............................................        2,104         (4,920)         7,571          2,383
  Change in unrealized gain (loss) ......................................       56,038         44,440         18,998         27,706
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from operations .................       53,906         37,471         23,317         28,547
                                                                          ------------   ------------   ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................          358          1,850              -             32
  Withdrawals ...........................................................      (34,495)       (10,317)       (44,491)       (11,586)
  Contract benefits .....................................................            -              -              -              -
  Contract charges ......................................................         (146)           (98)           (70)           (37)
  Transfers between sub-accounts (including Separate Account GPA), net ..      231,932         (8,481)         1,972         61,394
  Other transfers from (to) the General Account .........................           (1)         4,032         43,582         60,149
  Net increase (decrease) in investment by Sponsor ......................            -         (1,301)             -         (3,750)
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......      197,648        (14,315)           993        106,202
                                                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets .................................      251,554         23,156         24,310        134,749

NET ASSETS:
 Beginning of year ......................................................      147,830        124,674        186,306         51,557
                                                                          ------------   ------------   ------------   ------------
 End of year ............................................................ $    399,384   $    147,830   $    210,616   $    186,306
                                                                          ============   ============   ============   ============

                                                                                    MFS NEW
                                                                               DISCOVERY SERVICE
                                                                                     CLASS
                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .......................................... $     (1,008)  $       (377)
  Net realized gain (loss) ..............................................        1,017            (97)
  Change in unrealized gain (loss) ......................................        2,344          5,471
                                                                          ------------   ------------
  Net increase (decrease) in net assets from operations .................        2,353          4,997
                                                                          ------------   ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .................................................            -              -
  Withdrawals ...........................................................      (11,021)          (793)
  Contract benefits .....................................................            -              -
  Contract charges ......................................................          (21)           (15)
  Transfers between sub-accounts (including Separate Account GPA), net ..        5,685         46,984
  Other transfers from (to) the General Account .........................       11,044          2,491
  Net increase (decrease) in investment by Sponsor ......................            -         (3,892)
                                                                          ------------   ------------
  Net increase (decrease) in net assets from contract transactions ......        5,687         44,775
                                                                          ------------   ------------
  Net increase (decrease) in net assets .................................        8,040         49,772

NET ASSETS:
 Beginning of year ......................................................       57,300          7,528
                                                                          ------------   ------------
 End of year ............................................................ $     65,340   $     57,300
                                                                          ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                    MFS TOTAL
                                                                                  RETURN SERVICE               MFS UTILITIES
                                                                                      CLASS                    SERVICE CLASS
                                                                              YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                            --------------------------  --------------------------
                                                                                2004          2003          2004          2003
                                                                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $     (2,072) $     (1,758) $       (437) $        219
  Net realized gain (loss) ................................................       19,210         5,878         3,982         1,356
  Change in unrealized gain (loss) ........................................      153,697       121,390        39,283        25,230
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from operations ...................      170,835       125,510        42,828        26,805
                                                                            ------------  ------------  ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................           20            44           450         4,500
  Withdrawals .............................................................     (122,761)      (47,678)      (13,930)         (256)
  Contract benefits .......................................................            -             -             -             -
  Contract charges ........................................................         (401)         (271)          (25)           (9)
  Transfers between sub-accounts (including Separate Account GPA), net ....      487,327       941,910        24,071        62,934
  Other transfers from (to) the General Account ...........................        4,576       143,688         7,030        51,228
  Net increase (decrease) in investment by Sponsor ........................            -        (4,017)            -        (4,240)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........      368,761     1,033,676        17,596       114,157
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets ...................................      539,596     1,159,186        60,424       140,962

NET ASSETS:
 Beginning of year ........................................................    1,433,935       274,749       144,308         3,346
                                                                            ------------  ------------  ------------  ------------
 End of year .............................................................. $  1,973,531  $  1,433,935  $    204,732  $    144,308
                                                                            ============  ============  ============  ============

                                                                               OPPENHEIMER BALANCED
                                                                                SERVICE SHARES (a)
                                                                              YEAR ENDED DECEMBER 31,
                                                                            --------------------------
                                                                                2004          2003
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $     (2,029) $       (804)
  Net realized gain (loss) ................................................        7,282            34
  Change in unrealized gain (loss) ........................................       21,841        25,450
                                                                            ------------  ------------
  Net increase (decrease) in net assets from operations ...................       27,094        24,680
                                                                            ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................            -            24
  Withdrawals .............................................................      (74,836)      (16,068)
  Contract benefits .......................................................            -             -
  Contract charges ........................................................         (132)          (50)
  Transfers between sub-accounts (including Separate Account GPA), net ....       94,062       195,269
  Other transfers from (to) the General Account ...........................       79,562        21,022
  Net increase (decrease) in investment by Sponsor ........................            -        (4,241)
                                                                            ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........       98,656       195,956
                                                                            ------------  ------------
  Net increase (decrease) in net assets ...................................      125,750       220,636

NET ASSETS:
 Beginning of year ........................................................      260,044        39,408
                                                                            ------------  ------------
 End of year .............................................................. $    385,794  $    260,044
                                                                            ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

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ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                   OPPENHEIMER
                                                                                     CAPITAL
                                                                                   APPRECIATION                OPPENHEIMER
                                                                                      SERVICE               GLOBAL SECURITIES
                                                                                      SHARES                  SERVICE SHARES
                                                                              YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                            --------------------------  --------------------------
                                                                                2004          2003          2004         2003
                                                                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $     (2,823) $       (898) $     (4,639) $     (4,304)
  Net realized gain (loss) ................................................        2,556           730        26,768         4,783
  Change in unrealized gain (loss) ........................................       12,378        17,451       149,328       161,877
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from operations ...................       12,111        17,283       171,457       162,356
                                                                            ------------  ------------  ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................           20             -         2,788         2,151
  Withdrawals .............................................................      (14,237)      (21,594)     (102,348)      (33,624)
  Contract benefits .......................................................            -             -             -       (51,194)
  Contract charges ........................................................         (154)          (60)         (220)         (109)
  Transfers between sub-accounts (including Separate Account GPA), net ....      158,593        82,924       276,188       289,969
  Other transfers from (to) the General Account ...........................       17,697        18,024       113,856       152,496
  Net increase (decrease) in investment by Sponsor ........................            -        (3,922)            -        (4,076)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........      161,919        75,372       290,264       355,613
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets ...................................      174,030        92,655       461,721       517,969

NET ASSETS:
 Beginning of year ........................................................      133,644        40,989       776,935       258,966
                                                                            ------------  ------------  ------------  ------------
 End of year .............................................................. $    307,674  $    133,644  $  1,238,656  $    776,935
                                                                            ============  ============  ============  ============

                                                                                   OPPENHEIMER
                                                                                       HIGH
                                                                                      INCOME
                                                                                 SERVICE SHARES
                                                                             YEAR ENDED DECEMBER 31,
                                                                            --------------------------
                                                                                2004          2003
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $     39,914  $     19,766
  Net realized gain (loss) ................................................       17,320        27,277
  Change in unrealized gain (loss) ........................................       (4,720)       55,534
                                                                            ------------  ------------
  Net increase (decrease) in net assets from operations ...................       52,514       102,577
                                                                            ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................          567           567
  Withdrawals .............................................................      (60,113)      (36,419)
  Contract benefits .......................................................      (73,305)            -
  Contract charges ........................................................         (188)         (208)
  Transfers between sub-accounts (including Separate Account GPA), net ....       90,352       163,185
  Other transfers from (to) the General Account ...........................        3,805       311,385
  Net increase (decrease) in investment by Sponsor ........................            -        (4,446)
                                                                            ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........      (38,882)      434,064
                                                                            ------------  ------------
  Net increase (decrease) in net assets ...................................       13,632       536,641

NET ASSETS:
 Beginning of year ........................................................      791,108       254,467
                                                                            ------------  ------------
 End of year .............................................................. $    804,740  $    791,108
                                                                            ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                   OPPENHEIMER                   PIONEER
                                                                                   MAIN STREET                     FUND
                                                                                  SERVICE SHARES               VCT CLASS II
                                                                              YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                            --------------------------  --------------------------
                                                                                2004          2003          2004          2003
                                                                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $     (2,376) $     (1,862) $     (3,696) $     (3,868)
  Net realized gain (loss) ................................................        9,212         1,916        17,538       (14,518)
  Change in unrealized gain (loss) ........................................       17,335        44,511        37,061       150,383
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from operations ...................       24,171        44,565        50,903       131,997
                                                                            ------------  ------------  ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................            -             -           105         1,565
  Withdrawals .............................................................      (49,878)      (31,832)      (86,442)     (448,759)
  Contract benefits .......................................................            -             -             -             -
  Contract charges ........................................................         (144)          (95)         (158)         (152)
  Transfers between sub-accounts (including Separate Account GPA), net ....       65,966       186,211         9,475        13,706
  Other transfers from (to) the General Account ...........................      (11,018)       26,988       (20,000)        5,884
  Net increase (decrease) in investment by Sponsor ........................            -        (3,833)            -        (1,679)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........        4,926       177,439       (97,020)     (429,435)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets ...................................       29,097       222,004       (46,117)     (297,438)

NET ASSETS:
 Beginning of year ........................................................      314,044        92,040       645,929       943,367
                                                                            ------------  ------------  ------------  ------------
 End of year .............................................................. $    343,141  $    314,044  $    599,812  $    645,929
                                                                            ============  ============  ============  ============

                                                                                     PIONEER
                                                                                REAL ESTATE SHARES
                                                                                   VCT CLASS II
                                                                              YEAR ENDED DECEMBER 31,
                                                                            --------------------------
                                                                                2004          2003
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $     28,779  $     36,111
  Net realized gain (loss) ................................................       92,161        (1,585)
  Change in unrealized gain (loss) ........................................      281,325       277,106
                                                                            ------------  ------------
  Net increase (decrease) in net assets from operations ...................      402,265       311,632
                                                                            ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................        1,443           185
  Withdrawals .............................................................     (261,662)      (74,431)
  Contract benefits .......................................................      (40,054)      (87,544)
  Contract charges ........................................................         (344)         (290)
  Transfers between sub-accounts (including Separate Account GPA), net ....       56,940       148,588
  Other transfers from (to) the General Account ...........................        4,559       115,083
  Net increase (decrease) in investment by Sponsor ........................            -        (2,771)
                                                                            ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........     (239,118)       98,820
                                                                            ------------  ------------
  Net increase (decrease) in net assets ...................................      163,147       410,452

NET ASSETS:
 Beginning of year ........................................................    1,436,026     1,025,574
                                                                            ------------  ------------
 End of year .............................................................. $  1,599,173  $  1,436,026
                                                                            ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                     SCUDDER                      SCUDDER
                                                                                    TECHNOLOGY                      VIT
                                                                                      GROWTH                       EAFE
                                                                                 SERIES II CLASS A             EQUITY INDEX
                                                                              YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                            --------------------------  --------------------------
                                                                                2004          2003          2004          2003
                                                                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $     (9,072) $     (6,772) $      3,284  $      5,680
  Net realized gain (loss) ................................................       64,933        25,710        10,458        (3,643)
  Change in unrealized gain (loss) ........................................      (46,614)      179,928        34,373        52,226
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from operations ...................        9,247       198,866        48,115        54,263
                                                                            ------------  ------------  ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................        2,965         3,129           395           219
  Withdrawals .............................................................      (22,078)      (43,197)      (39,960)       (5,015)
  Contract benefits .......................................................            -          (466)            -             -
  Contract charges ........................................................         (151)         (130)          (84)          (65)
  Transfers between sub-accounts (including Separate Account GPA), net ....     (116,315)      352,959        80,403       (12,260)
  Other transfers from (to) the General Account ...........................        3,908       130,304        19,428        37,363
  Net increase (decrease) in investment by Sponsor ........................            -        (1,389)            -        (1,585)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........     (131,671)      441,210        60,182        18,657
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets ...................................     (122,424)      640,076       108,297        72,920

NET ASSETS:
 Beginning of year ........................................................      858,430       218,354       249,171       176,251
                                                                            ------------  ------------  ------------  ------------
 End of year .............................................................. $    736,006  $    858,430  $    357,468  $    249,171
                                                                            ============  ============  ============  ============

                                                                                     SCUDDER
                                                                                       VIT
                                                                                      SMALL
                                                                                    CAP INDEX
                                                                              YEAR ENDED DECEMBER 31,
                                                                            --------------------------
                                                                                2004          2003
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $    (10,100) $     (4,217)
  Net realized gain (loss) ................................................      123,299        (2,018)
  Change in unrealized gain (loss) ........................................       20,324       208,432
                                                                            ------------  ------------
  Net increase (decrease) in net assets from operations ...................      133,523       202,197
                                                                            ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................          830           324
  Withdrawals .............................................................      (77,056)      (29,657)
  Contract benefits .......................................................            -        (2,329)
  Contract charges ........................................................         (236)         (160)
  Transfers between sub-accounts (including Separate Account GPA), net ....       87,295       368,553
  Other transfers from (to) the General Account ...........................       50,612       109,686
  Net increase (decrease) in investment by Sponsor ........................            -        (2,186)
                                                                            ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........       61,445       444,231
                                                                            ------------  ------------
  Net increase (decrease) in net assets ...................................      194,968       646,428

NET ASSETS:
 Beginning of year ........................................................      998,791       352,363
                                                                            ------------  ------------
 End of year .............................................................. $  1,193,759  $    998,791
                                                                            ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                       SVS
                                                                                      DREMAN                     T. ROWE
                                                                                 FINANCIAL SERVICES               PRICE
                                                                                 SERIES II CLASS A         INTERNATIONAL STOCK
                                                                              YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                            --------------------------  --------------------------
                                                                                2004          2003          2004          2003
                                                                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ............................................ $      1,963  $       (482) $    (17,157) $    (18,424)
  Net realized gain (loss) ................................................       56,658         6,019        27,130      (528,223)
  Change in unrealized gain (loss) ........................................        2,354       182,257       457,882     1,631,394
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from operations ...................       60,975       187,794       467,855     1,084,747
                                                                            ------------  ------------  ------------  ------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................................          131           646        19,775        33,369
  Withdrawals .............................................................     (321,185)      (19,097)     (358,842)     (696,207)
  Contract benefits .......................................................            -             -       (46,018)     (178,546)
  Contract charges ........................................................         (204)         (187)       (2,183)       (2,684)
  Transfers between sub-accounts (including Separate Account GPA), net ....       27,132       (59,778)     (283,656)     (929,505)
  Other transfers from (to) the General Account ...........................       (5,835)       20,084       (16,102)      (27,284)
  Net increase (decrease) in investment by Sponsor ........................            -        (2,219)            -             -
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions ........     (299,961)      (60,551)     (687,026)   (1,800,857)
                                                                            ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets ...................................     (238,986)      127,243      (219,171)     (716,110)

NET ASSETS:
 Beginning of year ........................................................      851,153       723,910     4,475,595     5,191,705
                                                                            ------------  ------------  ------------  ------------
 End of year .............................................................. $    612,167  $    851,153  $  4,256,424  $  4,475,595
                                                                            ============  ============  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The Allmerica Select Separate Account (the "Separate Account"), which funds the Allmerica Select Charter, Allmerica Select Resource, Allmerica Select Resource II, and the Allmerica Select Reward variable annuity contracts, is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on March 5, 1992 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC. FAFLIC's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). All fifty-six Sub-Accounts offered by the Separate account had activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Allmerica Investment Trust (Service Shares) ("AIT")
AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
AIM Variable Insurance Funds (Series II Shares) ("AIM V.I. Series II") AllianceBernstien Variable Products Series Fund, Inc. (Class A) ("AllianceBernstein Class A")
AllianceBernstein Variable Products Series Fund, Inc. (Class B) ("AllianceBernstein Class B")
Eaton Vance Variable Trust ("Eaton Vance VT")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Fidelity Variable Insurance Products Fund (Service Class 2)
("Fidelity VIP Service Class 2")
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP") Janus Aspen Series (Service Shares)
MFS Variable Insurance Trust (Service Class)
Oppenheimer Variable Account Funds (Service Shares)
Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II") Scudder Investment VIT Funds
Scudder Variable Series II (Class A) ("Scudder Series II Class A"or "SVS Series II Class A")
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. The Sub-Accounts in the AIT Fund Group are managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of AFLIAC.

     On October 15, 2004 the following fund group was renamed:

OLD NAME                                             NEW NAME
--------                                             --------
INVESCO Variable Investment Funds, Inc.              AIM Variable Insurance Funds (Series I Shares)

     On May 3, 2004 the following Underlying Fund was renamed:

OLD NAME                                             NEW NAME
--------                                             --------
Oppenheimer Multiple Strategies Service Shares       Oppenheimer Balanced Service Shares

     On October 15, 2004 the following Underlying Funds were renamed:

OLD NAME                                             NEW NAME
--------                                             --------
INVESCO VIF-Dynamics                                 AIM V.I. Dynamics Series I
INVESCO VIF-Health Sciences                          AIM V.I. Health Sciences Series I

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     RECEIVABLE FROM AND PAYABLE TO FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (SPONSOR)- These represent adjustments for contract guarantees, which are primarily attributable to annuitized contracts.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of FAFLIC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by FAFLIC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     NEW ACCOUNTING PRONOUNCEMENT - Statement of Position (SOP) 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Separate Account, but resulted in additional disclosures in the footnotes to the financial statements.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     FAFLIC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC. FAFLIC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with FAFLIC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     Subject to state availability, FAFLIC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

                                                                        ALLMERICA SELECT
                                                                            RESOURCE &
                                                           ALLMERICA     ALLMERICA SELECT   ALLMERICA SELECT
                                                         SELECT CHARTER     RESOURCE II          REWARD
     Variable Account Deductions:
     Mortality and Expense Risk (Annual Rate)                1.25%             1.25%              1.40%
     Administrative Expense (Annual Rate)                    0.15%             0.15%              0.15%

     Contract Deductions:
     Rider Fees (Annual Rate)                             0.15%-0.25%       0.15%-0.25%            N/A
     Annual Contract Fee (Maximum)                            $35               $30                $30

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of FAFLIC, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     During the year ended December 31, 2004, management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.00% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each AIT Fund pays a fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

     VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is principal underwriter of the Contracts funded by the Separate Account. Based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS

     Transactions from Contract Owners and Sponsor were as follows:

                                                                ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II &
                                                                             ALLMERICA SELECT CHARTER
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
AIT Core Equity Service Shares
  Issuance of Units ................................            1,734    $        1,800             6,021    $        7,604
  Redemption of Units ..............................              (57)              (63)           (2,334)           (4,277)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            1,677    $        1,737             3,687    $        3,327
                                                       ==============    ==============    ==============    ==============

AIT Equity Index Service Shares
  Issuance of Units ................................          589,540    $      524,906        13,605,641    $    9,294,681
  Redemption of Units ..............................       (2,446,566)       (2,224,077)       (2,932,815)       (1,728,681)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................       (1,857,026)   $   (1,699,171)       10,672,826    $    7,566,000
                                                       ==============    ==============    ==============    ==============

AIT Government Bond Service Shares
  Issuance of Units ................................           35,717    $       38,116         1,117,673    $    1,191,550
  Redemption of Units ..............................         (767,531)         (817,029)       (1,287,794)       (1,371,362)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (731,814)   $     (778,913)         (170,121)   $     (179,812)
                                                       ==============    ==============    ==============    ==============

AIT Money Market Service Shares
  Issuance of Units ................................        1,378,407    $    1,834,237         4,218,527    $    5,658,811
  Redemption of Units ..............................       (2,439,814)       (3,245,566)       (7,104,603)       (9,524,477)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................       (1,061,407)   $   (1,411,329)       (2,886,076)   $   (3,865,666)
                                                       ==============    ==============    ==============    ==============

AIT Select Capital Appreciation Service Shares
  Issuance of Units ................................           28,826    $       74,203           215,992    $      417,772
  Redemption of Units ..............................         (372,195)         (978,204)         (769,455)       (1,518,418)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (343,369)   $     (904,001)         (553,463)   $   (1,100,646)
                                                       ==============    ==============    ==============    ==============

AIT Select Growth Service Shares
  Issuance of Units ................................          156,881    $      281,110         3,465,411    $    4,940,778
  Redemption of Units ..............................       (1,128,709)       (2,064,724)       (2,275,529)       (3,259,627)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (971,828)   $   (1,783,614)        1,189,882    $    1,681,151
                                                       ==============    ==============    ==============    ==============

AIT Select International Equity Service Shares
  Issuance of Units ................................           68,074    $       98,771           702,488    $      755,034
  Redemption of Units ..............................         (687,938)       (1,020,822)       (1,506,512)       (1,719,991)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (619,864)   $     (922,051)         (804,024)   $     (964,957)
                                                       ==============    ==============    ==============    ==============

AIT Select Investment Grade Income Service Shares
  Issuance of Units ................................          211,264    $      343,209         1,499,747    $    2,411,871
  Redemption of Units ..............................       (1,316,394)       (2,153,924)       (2,939,398)       (4,737,548)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................       (1,105,130)   $   (1,810,715)       (1,439,651)   $   (2,325,677)
                                                       ==============    ==============    ==============    ==============

AIT Select Value Opportunity Service Shares
  Issuance of Units ................................          109,476    $      173,757           105,268    $      111,114
  Redemption of Units ..............................         (366,783)         (578,520)         (901,787)       (1,034,187)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (257,307)   $     (404,763)         (796,519)   $     (923,073)
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II &
                                                                       ALLMERICA SELECT CHARTER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
AIM V.I. Aggressive Growth Series I
  Issuance of Units ................................            1,944    $        1,656            30,394    $       23,756
  Redemption of Units ..............................           (4,892)           (3,791)          (18,432)          (14,836)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           (2,948)   $       (2,135)           11,962    $        8,920
                                                       ==============    ==============    ==============    ==============

AIM V.I. Basic Value Series II
  Issuance of Units ................................            8,848    $        9,088            96,426    $       84,198
  Redemption of Units ..............................          (46,798)          (47,988)          (15,075)          (13,375)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (37,950)   $      (38,900)           81,351    $       70,823
                                                       ==============    ==============    ==============    ==============

AIM V.I. Blue Chip Series I
  Issuance of Units ................................            3,900    $        2,980            64,530    $       43,295
  Redemption of Units ..............................          (27,872)          (21,477)         (119,124)          (78,089)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (23,972)   $      (18,497)          (54,594)   $      (34,794)
                                                       ==============    ==============    ==============    ==============

AIM V.I. Capital Development Series II
  Issuance of Units ................................           11,441    $       11,932             9,161    $        8,485
  Redemption of Units ..............................           (4,734)           (4,860)           (2,395)           (2,305)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            6,707    $        7,072             6,766    $        6,180
                                                       ==============    ==============    ==============    ==============

AIM V.I. Dynamics Series I (a)
  Issuance of Units ................................              111    $           75             7,580    $        5,015
  Redemption of Units ..............................          (37,687)          (27,346)          (86,880)          (46,787)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (37,576)   $      (27,271)          (79,300)   $      (41,772)
                                                       ==============    ==============    ==============    ==============

AIM V.I. Health Sciences Series I (a)
  Issuance of Units ................................            3,257    $        3,046            11,410    $        9,952
  Redemption of Units ..............................           (4,774)           (4,551)          (43,254)          (33,076)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           (1,517)   $       (1,505)          (31,844)   $      (23,124)
                                                       ==============    ==============    ==============    ==============

AIM V.I. Premier Equity Series I
  Issuance of Units ................................            2,696    $        2,132           174,961    $      120,905
  Redemption of Units ..............................         (189,978)         (143,264)          (58,567)          (39,902)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (187,282)   $     (141,132)          116,394    $       81,003
                                                       ==============    ==============    ==============    ==============

AllianceBernstein Growth and Income Class B

  Issuance of Units ................................           79,061    $       79,676           146,995    $      128,262
  Redemption of Units ..............................         (113,790)         (114,743)         (273,502)         (222,610)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (34,729)   $      (35,067)         (126,507)   $      (94,348)
                                                       ==============    ==============    ==============    ==============

AllianceBernstein Premier Growth Class B

  Issuance of Units ................................           24,416    $       18,056            61,306    $       43,158
  Redemption of Units ..............................          (20,832)          (15,604)          (65,107)          (43,382)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            3,584    $        2,452            (3,801)   $         (224)
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II &
                                                                       ALLMERICA SELECT CHARTER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
AllianceBernstein Small Cap Value Class B
  Issuance of Units ................................           20,226    $       24,601            53,009    $       55,950
  Redemption of Units ..............................           (7,044)           (8,557)          (19,797)          (20,501)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           13,182    $       16,044            33,212    $       35,449
                                                       ==============    ==============    ==============    ==============

AllianceBernstein Technology Class B
  Issuance of Units ................................                -    $        3,712            (2,000)   $        3,952
  Redemption of Units ..............................                -            (3,820)                -            (6,051)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................                -    $         (108)           (2,000)   $       (2,099)
                                                       ==============    ==============    ==============    ==============

AllianceBernstein Value Class B
  Issuance of Units ................................           24,403    $       27,065            23,604    $       23,196
  Redemption of Units ..............................           (2,514)           (2,816)          (10,955)          (11,910)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           21,889    $       24,249            12,649    $       11,286
                                                       ==============    ==============    ==============    ==============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ................................          130,357    $      131,883           114,580    $      115,158
  Redemption of Units ..............................          (90,684)          (92,197)         (117,850)         (118,152)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           39,673    $       39,686            (3,270)   $       (2,994)
                                                       ==============    ==============    ==============    ==============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units ................................            7,670    $        8,074            54,743    $       54,979
  Redemption of Units ..............................          (26,525)          (27,433)         (151,708)         (125,528)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (18,855)   $      (19,359)          (96,965)   $      (70,549)
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Contrafund
  Issuance of Units ................................          164,674    $      183,356           220,427    $      205,083
  Redemption of Units ..............................          (80,658)          (87,783)          (89,856)          (78,115)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           84,016    $       95,573           130,571    $      126,968
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Equity-Income
  Issuance of Units ................................          226,184    $      475,546           186,793    $      288,999
  Redemption of Units ..............................         (818,472)       (1,710,468)       (1,733,810)       (2,855,176)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (592,288)   $   (1,234,922)       (1,547,017)   $   (2,566,177)
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Growth
  Issuance of Units ................................          168,604    $      321,039           383,575    $      641,030
  Redemption of Units ..............................         (771,736)       (1,516,080)       (1,283,237)       (2,144,350)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (603,132)   $   (1,195,041)         (899,662)   $   (1,503,320)
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Growth & Income
  Issuance of Units ................................           79,071    $       77,775           203,630    $      188,323
  Redemption of Units ..............................          (49,919)          (47,579)          (39,288)          (34,822)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           29,152    $       30,196           164,342    $      153,501
                                                       ==============    ==============    ==============    ==============

Fidelity VIP High Income
  Issuance of Units ................................          101,766    $      126,277         1,019,396    $    1,021,711
  Redemption of Units ..............................       (1,026,280)       (1,268,467)       (2,184,848)       (2,336,959)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (924,514)   $   (1,142,190)       (1,165,452)   $   (1,315,248)
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II &
                                                                       ALLMERICA SELECT CHARTER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
Fidelity VIP Mid Cap
  Issuance of Units ................................          114,176    $      161,116           140,972    $      152,582
  Redemption of Units ..............................          (50,046)          (65,400)         (167,125)         (158,096)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           64,130    $       95,716           (26,153)   $       (5,514)
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ................................          117,383    $      150,121           230,224    $      232,915
  Redemption of Units ..............................         (222,410)         (257,464)          (68,114)          (77,273)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (105,027)   $     (107,343)          162,110    $      155,642
                                                       ==============    ==============    ==============    ==============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units ................................           49,742    $       52,595            46,260    $       42,954
  Redemption of Units ..............................          (17,590)          (18,545)          (20,015)          (20,871)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           32,152    $       34,050            26,245    $       22,083
                                                       ==============    ==============    ==============    ==============

FT VIP Franklin Small Cap Class 2
  Issuance of Units ................................           10,954    $        9,437            90,494    $       67,970
  Redemption of Units ..............................          (55,816)          (51,682)         (164,061)         (112,231)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (44,862)   $      (42,245)          (73,567)   $      (44,261)
                                                       ==============    ==============    ==============    ==============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units ................................           19,699    $       20,944            43,134    $       40,806
  Redemption of Units ..............................          (13,042)          (15,071)          (79,013)          (64,828)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            6,657    $        5,873           (35,879)   $      (24,022)
                                                       ==============    ==============    ==============    ==============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ................................           45,750    $       51,271           110,507    $      106,985
  Redemption of Units ..............................          (51,954)          (58,619)         (219,690)         (203,509)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           (6,204)   $       (7,348)         (109,183)   $      (96,524)
                                                       ==============    ==============    ==============    ==============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ................................           63,912    $       68,389            40,291    $       35,757
  Redemption of Units ..............................          (15,994)          (17,560)          (41,865)          (36,491)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           47,918    $       50,829            (1,574)   $         (734)
                                                       ==============    ==============    ==============    ==============

Janus Aspen Growth Service Shares
  Issuance of Units ................................            1,759    $        1,317            10,950    $        8,151
  Redemption of Units ..............................           (7,413)           (5,469)          (18,406)          (13,268)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           (5,654)   $       (4,152)           (7,456)   $       (5,117)
                                                       ==============    ==============    ==============    ==============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ................................            8,358    $        7,262            60,037    $       47,165
  Redemption of Units ..............................          (73,125)          (65,996)         (168,236)         (122,903)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (64,767)   $      (58,734)         (108,199)   $      (75,738)
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II &
                                                                       ALLMERICA SELECT CHARTER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
Janus Aspen International Growth Service Shares
  Issuance of Units ................................              633    $          563            33,447    $       24,434
  Redemption of Units ..............................          (63,877)          (56,278)          (70,745)          (44,728)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (63,244)   $      (55,715)          (37,298)   $      (20,294)
                                                       ==============    ==============    ==============    ==============

Janus Aspen Mid Cap Growth Service Shares
  Issuance of Units ................................          170,715    $      118,326             6,210    $        3,652
  Redemption of Units ..............................          (22,407)          (15,247)           (6,552)           (3,511)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          148,308    $      103,079              (342)   $          141
                                                       ==============    ==============    ==============    ==============

MFS Mid Cap Growth Service Class
  Issuance of Units ................................           10,274    $       10,092            26,457    $       23,552
  Redemption of Units ..............................          (16,828)          (17,068)          (15,210)          (15,054)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           (6,554)   $       (6,976)           11,247    $        8,498
                                                       ==============    ==============    ==============    ==============

MFS New Discovery Service Class
  Issuance of Units ................................            8,661    $        8,941            39,282    $       35,813
  Redemption of Units ..............................          (12,567)          (12,487)           (6,177)           (6,000)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           (3,906)   $       (3,546)           33,105    $       29,813
                                                       ==============    ==============    ==============    ==============

MFS Total Return Service Class
  Issuance of Units ................................          229,375    $      243,676           460,860    $      443,976
  Redemption of Units ..............................          (78,854)          (86,398)          (46,375)          (47,079)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          150,521    $      157,278           414,485    $      396,897
                                                       ==============    ==============    ==============    ==============

MFS Utilities Service Class
  Issuance of Units ................................            9,191    $       11,426            27,301    $       27,663
  Redemption of Units ..............................             (219)             (306)           (5,969)           (6,487)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            8,972    $       11,120            21,332    $       21,176
                                                       ==============    ==============    ==============    ==============

Oppenheimer Balanced Service Shares (a)
  Issuance of Units ................................          112,218    $      125,670            51,141    $       53,368
  Redemption of Units ..............................           (1,480)           (1,706)          (14,451)          (14,981)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          110,738    $      123,964            36,690    $       38,387
                                                       ==============    ==============    ==============    ==============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ................................           55,400    $       56,837            72,665    $       69,600
  Redemption of Units ..............................          (12,133)          (12,468)          (30,564)          (27,669)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           43,267    $       44,369            42,101    $       41,931
                                                       ==============    ==============    ==============    ==============

Oppenheimer Global Securities Service Shares
  Issuance of Units ................................          110,177    $      123,810           156,742    $      152,464
  Redemption of Units ..............................          (28,266)          (30,947)         (110,870)          (89,598)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           81,911    $       92,863            45,872    $       62,866
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II &
                                                                       ALLMERICA SELECT CHARTER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
Oppenheimer High Income Service Shares
  Issuance of Units ................................           47,518    $       57,175           330,335    $      349,204
  Redemption of Units ..............................         (123,814)         (147,340)         (100,622)         (109,876)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (76,296)   $      (90,165)          229,713    $      239,328
                                                       ==============    ==============    ==============    ==============

Oppenheimer Main Street Service Shares
  Issuance of Units ................................           58,913    $       60,057           186,956    $      166,031
  Redemption of Units ..............................          (38,722)          (39,534)          (52,911)          (46,754)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           20,191    $       20,523           134,045    $      119,277
                                                       ==============    ==============    ==============    ==============

Pioneer Fund VCT Class II
  Issuance of Units ................................              (15)   $            -            29,694    $       25,005
  Redemption of Units ..............................             (605)             (541)           (5,230)           (4,511)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................             (620)   $         (541)           24,464    $       20,494
                                                       ==============    ==============    ==============    ==============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ................................           18,958    $       30,118            61,068    $       77,647
  Redemption of Units ..............................          (69,202)         (105,736)         (129,263)         (147,592)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (50,244)   $      (75,618)          (68,195)   $      (69,945)
                                                       ==============    ==============    ==============    ==============

Scudder Technology Growth Series II Class A
  Issuance of Units ................................          113,880    $       77,198           177,977    $      109,591
  Redemption of Units ..............................         (134,326)          (92,116)         (130,087)          (75,847)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (20,446)   $      (14,918)           47,890    $       33,744
                                                       ==============    ==============    ==============    ==============

Scudder VIT EAFE Equity Index
  Issuance of Units ................................           12,375    $       10,582            26,151    $       18,423
  Redemption of Units ..............................          (12,738)          (10,875)           (3,576)           (2,749)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................             (363)   $         (293)           22,575    $       15,674
                                                       ==============    ==============    ==============    ==============

Scudder VIT Small Cap Index
  Issuance of Units ................................          350,397    $      421,249            76,446    $       74,630
  Redemption of Units ..............................         (312,799)         (364,291)          (24,332)          (20,230)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           37,598    $       56,958            52,114    $       54,400
                                                       ==============    ==============    ==============    ==============

SVS Dreman Financial Services Series II Class A
  Issuance of Units ................................            6,393    $        7,757            34,783    $       35,819
  Redemption of Units ..............................           (3,834)           (4,577)          (43,642)          (44,042)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            2,559    $        3,180            (8,859)   $       (8,223)
                                                       ==============    ==============    ==============    ==============

T. Rowe Price International Stock
  Issuance of Units ................................           35,410    $       44,574           104,548    $      112,413
  Redemption of Units ..............................         (260,621)         (316,647)       (1,071,187)       (1,007,860)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (225,211)   $     (272,073)         (966,639)   $     (895,447)
                                                       ==============    ==============    ==============    ==============

(a)  Name changed. See Note 1.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                              ALLMERICA SELECT REWARD
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
AIT Core Equity Service Shares
  Issuance of Units ................................            8,171    $        8,374            96,267    $       82,603
  Redemption of Units ..............................          (27,114)          (27,908)          (85,267)          (76,543)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (18,943)   $      (19,534)           11,000    $        6,060
                                                       ==============    ==============    ==============    ==============

AIT Equity Index Service Shares
  Issuance of Units ................................        2,150,801    $    2,056,774         1,591,332    $    1,251,018
  Redemption of Units ..............................       (1,318,613)       (1,239,087)       (1,182,333)         (918,712)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          832,188    $      817,687           408,999    $      332,306
                                                       ==============    ==============    ==============    ==============

AIT Government Bond Service Shares
  Issuance of Units ................................          149,728    $      159,120         1,686,242    $    1,797,705
  Redemption of Units ..............................       (2,917,110)       (3,116,035)       (2,727,235)       (2,918,900)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................       (2,767,382)   $   (2,956,915)       (1,040,993)   $   (1,121,195)
                                                       ==============    ==============    ==============    ==============

AIT Money Market Service Shares
  Issuance of Units ................................        6,498,228    $    6,482,460         7,543,558    $    7,577,680
  Redemption of Units ..............................       (8,857,199)       (8,831,368)      (18,110,175)      (18,199,815)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................       (2,358,971)   $   (2,348,908)      (10,566,617)   $  (10,622,135)
                                                       ==============    ==============    ==============    ==============

AIT Select Capital Appreciation Service Shares
  Issuance of Units ................................          155,531    $      174,817           217,504    $      213,592
  Redemption of Units ..............................          (44,502)          (51,025)          (59,539)          (51,077)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          111,029    $      123,792           157,965    $      162,515
                                                       ==============    ==============    ==============    ==============

AIT Select Growth Service Shares
  Issuance of Units ................................           96,231    $       78,533           806,552    $      559,559
  Redemption of Units ..............................         (364,949)         (295,645)         (871,694)         (635,677)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (268,718)   $     (217,112)          (65,142)   $      (76,118)
                                                       ==============    ==============    ==============    ==============

AIT Select International Equity Service Shares
  Issuance of Units ................................          123,012    $      118,430         1,095,963    $      826,575
  Redemption of Units ..............................         (556,673)         (533,158)         (967,724)         (778,902)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (433,661)   $     (414,728)          128,239    $       47,673
                                                       ==============    ==============    ==============    ==============

AIT Select Investment Grade Income Service Shares
  Issuance of Units ................................          407,053    $      457,382         5,718,181    $    6,336,105
  Redemption of Units ..............................       (2,349,985)       (2,633,922)       (4,134,604)       (4,589,763)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................       (1,942,932)   $   (2,176,540)        1,583,577    $    1,746,342
                                                       ==============    ==============    ==============    ==============

AIT Select Value Opportunity Service Shares
  Issuance of Units ................................          218,348    $      263,518           398,777    $      390,701
  Redemption of Units ..............................         (199,617)         (247,539)         (273,715)         (259,053)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           18,731    $       15,979           125,062    $      131,648
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
AIM V.I. Aggressive Growth Series I
  Issuance of Units ................................           59,506    $       52,413           102,208    $       75,760
  Redemption of Units ..............................         (194,949)         (169,260)         (152,675)         (111,665)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (135,443)   $     (116,847)          (50,467)   $      (35,905)
                                                       ==============    ==============    ==============    ==============

AIM V.I. Basic Value Series II
  Issuance of Units ................................          159,072    $      162,257           556,815    $      465,777
  Redemption of Units ..............................         (115,308)         (117,294)         (213,418)         (183,208)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           43,764    $       44,963           343,397    $      282,569
                                                       ==============    ==============    ==============    ==============

AIM V.I. Blue Chip Series I
  Issuance of Units ................................          106,902    $       91,532           130,096    $       99,651
  Redemption of Units ..............................         (127,722)         (107,500)         (106,764)          (82,412)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (20,820)   $      (15,968)           23,332    $       17,239
                                                       ==============    ==============    ==============    ==============

AIM V.I. Capital Development Series II
  Issuance of Units ................................            4,632    $        4,652            18,686    $       16,308
  Redemption of Units ..............................           (4,950)           (4,974)           (3,438)           (3,024)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................             (318)   $         (322)           15,248    $       13,284
                                                       ==============    ==============    ==============    ==============

AIM V.I. Dynamics Series I (a)
  Issuance of Units ................................            8,077    $        7,345            46,383    $       32,925
  Redemption of Units ..............................          (30,133)          (25,446)          (27,460)          (19,325)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (22,056)   $      (18,101)           18,923    $       13,600
                                                       ==============    ==============    ==============    ==============

AIM V.I. Health Sciences Series I (a)
  Issuance of Units ................................           42,548    $       41,902           155,482    $      129,288
  Redemption of Units ..............................          (81,974)          (78,882)         (105,382)          (88,292)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (39,426)   $      (36,980)           50,100    $       40,996
                                                       ==============    ==============    ==============    ==============

AIM V.I. Premier Equity Series I
  Issuance of Units ................................           28,007    $       22,535           301,200    $      219,225
  Redemption of Units ..............................         (430,058)         (344,199)         (195,867)         (137,898)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (402,051)   $     (321,664)          105,333    $       81,327
                                                       ==============    ==============    ==============    ==============

AllianceBernstein Growth and Income Class B
  Issuance of Units ................................          359,786    $      354,916           722,099    $      591,850
  Redemption of Units ..............................       (1,386,748)       (1,354,381)       (1,452,902)       (1,207,638)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................       (1,026,962)   $     (999,465)         (730,803)   $     (615,788)
                                                       ==============    ==============    ==============    ==============

AllianceBernstein Premier Growth Class A
  Issuance of Units ................................          155,406    $      126,555           536,448    $      384,489
  Redemption of Units ..............................         (481,558)         (389,865)         (815,323)         (587,510)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (326,152)   $     (263,310)         (278,875)   $     (203,021)
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
AllianceBernstein Small Cap Value Class B
  Issuance of Units ................................          141,600    $      165,760           231,168    $      223,714
  Redemption of Units ..............................          (38,405)          (46,330)          (42,888)          (39,612)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          103,195    $      119,430           188,280    $      184,102
                                                       ==============    ==============    ==============    ==============

AllianceBernstein Technology Class B
  Issuance of Units ................................           23,640    $       21,705            28,225    $       25,270
  Redemption of Units ..............................           (5,289)           (4,968)           (2,423)           (2,213)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           18,351    $       16,737            25,802    $       23,057
                                                       ==============    ==============    ==============    ==============

AllianceBernstein Value Class B
  Issuance of Units ................................           41,384    $       46,175           182,082    $      169,916
  Redemption of Units ..............................          (12,771)          (13,983)          (30,496)          (29,284)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           28,613    $       32,192           151,586    $      140,632
                                                       ==============    ==============    ==============    ==============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ................................          492,096    $      494,799           604,937    $      600,837
  Redemption of Units ..............................         (448,998)         (452,088)         (612,707)         (606,507)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           43,098    $       42,711            (7,770)   $       (5,670)
                                                       ==============    ==============    ==============    ==============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units ................................          138,127    $      141,970           442,899    $      413,794
  Redemption of Units ..............................         (224,330)         (228,591)         (408,209)         (370,872)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (86,203)   $      (86,621)           34,690    $       42,922
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Contrafund
  Issuance of Units ................................          453,873    $      523,086           281,779    $      267,886
  Redemption of Units ..............................         (264,015)         (303,414)         (211,312)         (188,300)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          189,858    $      219,672            70,467    $       79,586
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Equity-Income
  Issuance of Units ................................          332,485    $      347,182         1,333,743    $    1,175,379
  Redemption of Units ..............................         (915,745)         (960,578)       (1,594,368)       (1,404,223)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (583,260)   $     (613,396)         (260,625)   $     (228,844)
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Growth
  Issuance of Units ................................          458,456    $      397,831           661,627    $      492,362
  Redemption of Units ..............................         (311,830)         (261,359)         (284,491)         (203,598)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          146,626    $      136,472           377,136    $      288,764
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Growth & Income
  Issuance of Units ................................           97,327    $       97,829           298,112    $      268,769
  Redemption of Units ..............................         (165,677)         (163,537)          (90,784)          (78,677)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (68,350)   $      (65,708)          207,328    $      190,092
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
Fidelity VIP High Income
  Issuance of Units ................................          644,400    $      782,462         1,881,782    $    2,035,169
  Redemption of Units ..............................       (1,340,374)       (1,588,672)       (2,270,140)       (2,426,692)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (695,974)   $     (806,210)         (388,358)   $     (391,523)
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Mid Cap
  Issuance of Units ................................          249,588    $      321,506           546,447    $      562,393
  Redemption of Units ..............................         (463,083)         (608,502)         (408,058)         (411,214)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (213,495)   $     (286,996)          138,389    $      151,179
                                                       ==============    ==============    ==============    ==============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ................................           84,110    $      102,811           300,073    $      314,325
  Redemption of Units ..............................          (25,761)          (30,546)           (5,173)           (5,037)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           58,349    $       72,265           294,900    $      309,288
                                                       ==============    ==============    ==============    ==============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units ................................          121,304    $      127,364            64,079    $       59,443
  Redemption of Units ..............................          (24,592)          (25,479)          (20,581)          (16,416)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           96,712    $      101,885            43,498    $       43,027
                                                       ==============    ==============    ==============    ==============

FT VIP Franklin Small Cap Class 2
  Issuance of Units ................................          295,549    $      295,617           622,149    $      486,987
  Redemption of Units ..............................         (333,476)         (325,185)         (436,083)         (344,715)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (37,927)   $      (29,568)          186,066    $      142,272
                                                       ==============    ==============    ==============    ==============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units ................................           67,428    $       72,820           108,203    $       90,190
  Redemption of Units ..............................          (81,679)          (85,967)          (26,734)          (24,713)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (14,251)   $      (13,147)           81,469    $       65,477
                                                       ==============    ==============    ==============    ==============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ................................          305,798    $      322,212           256,283    $      228,268
  Redemption of Units ..............................         (399,119)         (420,750)         (303,614)         (261,052)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (93,321)   $      (98,538)          (47,331)   $      (32,784)
                                                       ==============    ==============    ==============    ==============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ................................          123,855    $      133,369           219,816    $      196,167
  Redemption of Units ..............................          (18,317)          (19,525)          (71,853)          (63,137)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          105,538    $      113,844           147,963    $      133,030
                                                       ==============    ==============    ==============    ==============

Janus Aspen Growth Service Shares
  Issuance of Units ................................           87,172    $       72,173           270,816    $      192,087
  Redemption of Units ..............................         (298,527)         (246,058)         (688,348)         (496,071)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (211,355)   $     (173,885)         (417,532)   $     (303,984)
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
Janus Aspen Growth and Income Service Shares
  Issuance of Units ................................           46,006    $       40,916           247,174    $      195,911
  Redemption of Units ..............................         (382,020)         (340,776)         (182,730)         (143,362)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (336,014)   $     (299,860)           64,444    $       52,549
                                                       ==============    ==============    ==============    ==============

Janus Aspen International Growth Service Shares
  Issuance of Units ................................          117,228    $      112,923           110,483    $       84,934
  Redemption of Units ..............................         (180,445)         (168,121)         (152,437)         (112,703)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (63,217)   $      (55,198)          (41,954)   $      (27,769)
                                                       ==============    ==============    ==============    ==============

Janus Aspen Mid Cap Growth Service Shares
  Issuance of Units ................................          148,320    $      128,155             5,950    $        3,994
  Redemption of Units ..............................          (38,341)          (33,586)          (27,058)          (18,450)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          109,979    $       94,569           (21,108)   $      (14,456)
                                                       ==============    ==============    ==============    ==============

MFS Mid Cap Growth Service Class
  Issuance of Units ................................           46,487    $       46,532           119,460    $      105,166
  Redemption of Units ..............................          (39,224)          (38,563)           (8,204)           (7,462)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            7,263    $        7,969           111,256    $       97,704
                                                       ==============    ==============    ==============    ==============

MFS New Discovery Service Class
  Issuance of Units ................................           11,963    $       12,041            21,389    $       19,965
  Redemption of Units ..............................           (2,802)           (2,808)           (6,232)           (5,003)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            9,161    $        9,233            15,157    $       14,962
                                                       ==============    ==============    ==============    ==============

MFS Total Return Service Class
  Issuance of Units ................................          311,821    $      327,888           758,660    $      740,080
  Redemption of Units ..............................         (109,020)         (116,405)         (104,821)         (103,301)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          202,801    $      211,483           653,839    $      636,779
                                                       ==============    ==============    ==============    ==============

MFS Utilities Service Class
  Issuance of Units ................................           18,689    $       22,597           106,058    $       95,242
  Redemption of Units ..............................          (13,535)          (16,121)           (2,140)           (2,261)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................            5,154    $        6,476           103,918    $       92,981
                                                       ==============    ==============    ==============    ==============

Oppenheimer Balanced Service Shares (a)
  Issuance of Units ................................           83,016    $       91,849           161,090    $      162,995
  Redemption of Units ..............................         (106,234)         (117,157)           (5,499)           (5,426)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (23,218)   $      (25,308)          155,591    $      157,569
                                                       ==============    ==============    ==============    ==============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ................................          139,122    $      142,142            40,912    $       36,270
  Redemption of Units ..............................          (24,638)          (24,592)           (2,994)           (2,829)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          114,484    $      117,550            37,918    $       33,441
                                                       ==============    ==============    ==============    ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                     2004                                2003
                                                       --------------------------------    --------------------------------
                                                            UNITS            AMOUNT             UNITS            AMOUNT
                                                       --------------    --------------    --------------    --------------
Oppenheimer Global Securities Service Shares
  Issuance of Units ................................          310,792    $      344,249           384,595    $      336,822
  Redemption of Units ..............................         (133,176)         (146,848)          (49,273)          (44,075)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          177,616    $      197,401           335,322    $      292,747
                                                       ==============    ==============    ==============    ==============

Oppenheimer High Income Service Shares
  Issuance of Units ................................          213,996    $      252,315           547,343    $      587,554
  Redemption of Units ..............................         (171,920)         (201,032)         (360,244)         (392,818)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           42,076    $       51,283           187,099    $      194,736
                                                       ==============    ==============    ==============    ==============

Oppenheimer Main Street Service Shares
  Issuance of Units ................................           25,230    $       25,324            81,400    $       73,263
  Redemption of Units ..............................          (40,514)          (40,921)          (16,594)          (15,101)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (15,284)   $      (15,597)           64,806    $       58,162
                                                       ==============    ==============    ==============    ==============

Pioneer Fund VCT Class II
  Issuance of Units ................................           30,920    $       29,540            36,447    $       28,023
  Redemption of Units ..............................         (134,007)         (126,019)         (595,458)         (477,952)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (103,087)   $      (96,479)         (559,011)   $     (449,929)
                                                       ==============    ==============    ==============    ==============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ................................          153,690    $      234,246           267,311    $      321,858
  Redemption of Units ..............................         (274,054)         (397,746)         (138,445)         (153,093)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (120,364)   $     (163,500)          128,866    $      168,765
                                                       ==============    ==============    ==============    ==============

Scudder Technology Growth Series II Class A
  Issuance of Units ................................        1,115,706    $      935,965         2,506,114    $    1,767,812
  Redemption of Units ..............................       (1,242,235)       (1,052,718)       (1,923,377)       (1,360,346)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (126,529)   $     (116,753)          582,737    $      407,466
                                                       ==============    ==============    ==============    ==============

Scudder VIT EAFE Equity Index
  Issuance of Units ................................          172,718    $      166,633            69,054    $       54,086
  Redemption of Units ..............................         (112,844)         (106,158)          (70,160)          (51,103)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................           59,874    $       60,475            (1,106)   $        2,983
                                                       ==============    ==============    ==============    ==============

Scudder VIT Small Cap Index
  Issuance of Units ................................        1,614,122    $    1,955,876           554,769    $      566,751
  Redemption of Units ..............................       (1,625,274)       (1,951,389)         (181,181)         (176,920)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................          (11,152)   $        4,487           373,588    $      389,831
                                                       ==============    ==============    ==============    ==============

SVS Dreman Financial Services Series II Class A
  Issuance of Units ................................          100,110    $      112,854           135,335    $      128,594
  Redemption of Units ..............................         (368,538)         (415,995)         (182,055)         (180,922)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (268,428)   $     (303,141)          (46,720)   $      (52,328)
                                                       ==============    ==============    ==============    ==============

T. Rowe Price International Stock
  Issuance of Units ................................          134,660    $      135,728           936,213    $      745,810
  Redemption of Units ..............................         (551,144)         (550,681)       (2,004,871)       (1,651,218)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) ........................         (416,484)   $     (414,953)       (1,068,658)   $     (905,408)
                                                       ==============    ==============    ==============    ==============

(a)  Name changed. See Note 1.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2004 were as follows:

                  INVESTMENT PORTFOLIO                      PURCHASES         SALES
                  --------------------                      ---------         -----
AIT Core Equity Service Shares                            $      10,278   $      29,153
AIT Equity Index Service Shares                               2,256,364       3,111,409
AIT Government Bond Service Shares                              486,169       4,087,536
AIT Money Market Service Shares                               7,162,203      10,979,135
AIT Select Capital Appreciation Service Shares                  678,074       1,038,880
AIT Select Growth Service Shares                                154,829       2,314,852
AIT Select International Equity Service Shares                  197,253       1,547,777
AIT Select Investment Grade Income Service Shares             1,403,298       4,549,483
AIT Select Value Opportunity Service Shares                     638,252         794,384
AIM V.I. Aggressive Growth Series I                              40,735         168,714
AIM V.I. Basic Value Series II                                  141,274         151,589
AIM V.I. Blue Chip Series I                                      70,949         125,054
AIM V.I. Capital Development Series II                           16,508          10,508
AIM V.I. Dynamics Series I (a)                                    6,875          56,125
AIM V.I. Health Sciences Series I (a)                            42,345          87,917
AIM V.I. Premier Equity Series I                                 18,853         498,201
AllianceBernstein Growth and Income Class B                     299,666       1,375,752
AllianceBernstein Premier Growth Class A                         85,665         377,690
AllianceBernstein Premier Growth Class B                         17,454          17,363
AllianceBernstein Small Cap Value Class B                       197,159          56,129
AllianceBernstein Technology Class B                             23,388           7,407
AllianceBernstein Value Class B                                  72,698          18,133
Eaton Vance VT Floating-Rate Income                             599,239         487,129
Eaton Vance VT Worldwide Health Sciences                        114,999         240,918
Fidelity VIP Contrafund                                         631,159         344,813
Fidelity VIP Equity-Income                                      796,975       2,580,194
Fidelity VIP Growth                                             456,469       1,616,916
Fidelity VIP Growth & Income                                    177,604         220,906
Fidelity VIP High Income                                      1,399,965       2,838,430
Fidelity VIP Mid Cap                                            375,583         607,850
Fidelity VIP Value Strategies Service Class 2                   250,668         294,199
FT VIP Franklin Large Cap Growth Securities Class 2             177,321          43,867
FT VIP Franklin Small Cap Class 2                               242,713         343,529
FT VIP Franklin Small Cap Value Securities Class 2               91,034         102,426
FT VIP Mutual Shares Securities Class 2                         350,476         474,688
FT VIP Templeton Foreign Securities Class 2                     197,195          34,606
Janus Aspen Growth Service Shares                                45,804         241,250
Janus Aspen Growth and Income Service Shares                     42,664         412,685
Janus Aspen International Growth Service Shares                 107,507         221,702
Janus Aspen Mid Cap Growth Service Shares                       245,744          52,332
MFS Mid Cap Growth Service Class                                 51,438          53,697

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                  INVESTMENT PORTFOLIO                      PURCHASES         SALES
                  --------------------                      ---------         -----
MFS New Discovery Service Class                           $      20,884   $      16,205
MFS Total Return Service Class                                  582,949         216,260
MFS Utilities Service Class                                      35,843          18,684
Oppenheimer Balanced Service Shares (a)                         213,763         117,136
Oppenheimer Capital Appreciation Service Shares                 198,350          39,254
Oppenheimer Global Securities Service Shares                    444,690         159,065
Oppenheimer High Income Service Shares                          342,941         341,909
Oppenheimer Main Street Service Shares                           85,399          82,849
Pioneer Fund VCT Class II                                        33,774         134,490
Pioneer Real Estate Shares VCT Class II                         283,586         493,925
Scudder Technology Growth Series II Class A                   1,002,183       1,142,926
Scudder VIT EAFE Equity Index                                   178,506         115,040
Scudder VIT Small Cap Index                                   1,999,317       1,947,972
SVS Dreman Financial Services Series II Class A                 103,846         401,844
T. Rowe Price International Stock                               155,426         859,605

(a)  Name changed. See Note 1.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2004 is as follows:

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
AIT CORE EQUITY SERVICE SHARES
2004                                                          203 $     1.111098 $     1.115628 $          226
2003                                                          220       1.022213       1.024809            225
2002                                                          206       0.813220       0.814051            167
2001                                                          N/A            N/A            N/A            N/A
AIT EQUITY INDEX SERVICE SHARES
2004                                                       13,512       1.014181       0.965924         13,222
2003                                                       14,537       0.933747       0.887961         13,032
2002                                                        3,455       0.704513       0.741964          2,520
2001                                                        1,169       0.918631       0.968931          1,093
AIT GOVERNMENT BOND SERVICE SHARES
2004                                                        4,079       1.073841       1.078222          4,383
2003                                                        7,578       1.068147       1.070872          8,098
2002                                                        8,789       1.067151       1.068241          9,381
2001                                                          N/A            N/A            N/A            N/A
AIT MONEY MARKET SERVICE SHARES
2004                                                       10,469       0.993947       1.327994         11,745
2003                                                       13,890       1.000531       1.334660         15,591
2002                                                       27,343       1.008274       1.342906         30,231
2001                                                       13,667       1.007416       1.339668         16,649
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2004                                                        2,446       1.287119       2.968049          6,093
2003                                                        2,678       1.102111       2.537570          5,959
2002                                                        3,074       0.801262       1.842059          5,219
2001                                                        3,641       1.038118       2.382927          8,556
AIT SELECT GROWTH SERVICE SHARES
2004                                                        7,509       0.864614       1.955772         12,877
2003                                                        8,750       0.817407       1.846164         14,172
2002                                                        7,625       0.657426       1.482580          9,661
2001                                                        7,678       0.922351       2.076848         15,692

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
AIT CORE EQUITY SERVICE SHARES
2004                                                         1.07%           1.40%           1.55%           8.70%           8.86%
2003                                                         0.88            1.40            1.55           25.70           25.89
2002                                                         1.58            1.40            1.55          -18.68          -18.59(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
AIT EQUITY INDEX SERVICE SHARES
2004                                                         1.59            1.40            1.55            8.61            8.78
2003                                                         1.35            1.40            1.55           25.85           26.04
2002                                                         1.36            1.40            1.55          -23.42          -23.31
2001                                                         1.37            1.40            1.55           -8.14           -3.11(b)
AIT GOVERNMENT BOND SERVICE SHARES
2004                                                         3.67            1.40            1.55            0.53            0.69
2003                                                         3.93            1.40            1.55            0.09            0.25
2002                                                         4.35            1.40            1.55            6.72            6.82(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
AIT MONEY MARKET SERVICE SHARES
2004                                                         0.89            1.40            1.55           -0.66           -0.50
2003                                                         0.82            1.40            1.55           -0.77           -0.61
2002                                                         1.60            1.40            1.55            0.09            0.24
2001                                                         4.14            1.40            1.55            0.74            2.82
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2004                                                          N/A            1.40            1.55           16.79           16.96
2003                                                          N/A            1.40            1.55           37.55           37.76
2002                                                          N/A            1.40            1.55          -22.82          -22.70
2001                                                          N/A            1.40            1.55           -2.51            3.81
AIT SELECT GROWTH SERVICE SHARES
2004                                                          N/A            1.40            1.55            5.78            5.94
2003                                                         0.05            1.40            1.55           24.33           24.52
2002                                                         0.17            1.40            1.55          -28.72          -28.61
2001                                                          N/A            1.40            1.55          -25.76           -7.76

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2004                                                        5,531 $     1.064769 $     1.639547 $        7,779
2003                                                        6,584       0.944834       1.452656          8,206
2002                                                        7,260       0.751128       1.153093          7,347
2001                                                        6,766       0.946233       1.450399          9,607
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2004                                                       11,017       1.143405       1.671594         14,914
2003                                                       14,065       1.116982       1.630479         18,530
2002                                                       13,921       1.098244       1.600681         18,771
2001                                                       10,535       1.031599       1.501263         15,001
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2004                                                        2,975       1.385661       1.759059          4,761
2003                                                        3,213       1.179290       1.494796          4,410
2002                                                        3,885       0.865318       1.095172          3,997
2001                                                        3,963       1.050349       1.327313          5,182
AIM V.I. AGGRESSIVE GROWTH SERIES I
2004                                                          582       0.950291       0.878767            547
2003                                                          720       0.863338       0.797153            616
2002                                                          759       0.638216       0.692251            521
2001                                                          206       0.836995       0.909247            184
AIM V.I. BASIC VALUE SERIES II
2004                                                        1,031       1.084568       1.088980          1,118
2003                                                        1,025       0.993920       0.996442          1,019
2002                                                          600       0.757414       0.758184            455
2001                                                          N/A            N/A            N/A            N/A
AIM V.I. BLUE CHIP SERIES I
2004                                                        1,597       0.879095       0.791505          1,388
2003                                                        1,641       0.853063       0.766891          1,383
2002                                                        1,673       0.621495       0.692392          1,140
2001                                                          712       0.853656       0.952486            658

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2004                                                         1.28%           1.40%           1.55%          12.69%          12.87%
2003                                                         0.82            1.40            1.55           25.79           25.98
2002                                                         1.82            1.40            1.55          -20.62          -20.50
2001                                                         1.50            1.40            1.55          -22.62           -5.38
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2004                                                         5.24            1.40            1.55            2.37            2.52
2003                                                         4.47            1.40            1.55            1.71            1.86
2002                                                         5.43            1.40            1.55            6.46            6.62
2001                                                         5.89            1.40            1.55            3.16            6.43
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2004                                                         0.06            1.40            1.55           17.50           17.68
2003                                                         0.12            1.40            1.55           36.28           36.49
2002                                                         0.63            1.40            1.55          -17.62          -17.49
2001                                                         0.63            1.40            1.55            5.03           11.11
AIM V.I. AGGRESSIVE GROWTH SERIES I
2004                                                          N/A            1.40            1.55           10.07           10.24
2003                                                          N/A            1.40            1.55           24.71           24.90
2002                                                          N/A            1.40            1.55          -23.87          -23.75
2001                                                          N/A            1.40            1.55          -16.30           -9.08(b)
AIM V.I. BASIC VALUE SERIES II
2004                                                          N/A            1.40            1.55            9.12            9.29
2003                                                          N/A            1.40            1.55           31.23           31.42
2002                                                        0.004            1.40            1.55          -24.26          -24.18
2001                                                          N/A             N/A             N/A             N/A             N/A(e)
AIM V.I. BLUE CHIP SERIES I
2004                                                         0.10            1.40            1.55            3.05            3.21
2003                                                          N/A            1.40            1.55           23.21           23.39
2002                                                          N/A            1.40            1.55          -27.31          -27.20
2001                                                         0.06            1.40            1.55          -14.63           -4.75(b)

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2004                                                           50 $     1.117127 $     1.121692 $           56
2003                                                           44       0.984420       0.986931             43
2002                                                           22       0.740380       0.741132             16
2001                                                          N/A            N/A            N/A            N/A
AIM V.I. DYNAMICS SERIES I (a)
2004                                                          266       0.950517       0.794449            253
2003                                                          326       0.851859       0.710900            272
2002                                                          386       0.523124       0.627806            230
2001                                                          201       0.779093       0.936430            179
AIM V.I. HEALTH SCIENCES SERIES I (a)
2004                                                          453       1.020453       0.986306            460
2003                                                          494       0.963588       0.929919            474
2002                                                          475       0.738070       0.765966            362
2001                                                          373       0.990843       1.029874            380
AIM V.I. PREMIER EQUITY SERIES I
2004                                                        1,518       0.847221       0.796770          1,279
2003                                                        2,107       0.813599       0.763994          1,698
2002                                                        1,886       0.619471       0.660687          1,237
2001                                                          913       0.900873       0.962292            867
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                                        4,877       1.055594       1.075204          5,161
2003                                                        5,939       0.964018       0.980440          5,737
2002                                                        6,796       0.740771       0.752242          5,044
2001                                                        2,311       0.967965       0.981472          2,250
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS A
2004                                                        2,097       0.866478       0.866478          1,817
2003                                                        2,424       0.810280       0.810280          1,964
2002                                                        2,703       0.665517       0.665517          1,799
2001                                                          591       0.974704       0.974704            576

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2004                                                          N/A%           1.40%           1.55%          13.48%          13.65%
2003                                                          N/A            1.40            1.55           32.96           33.17
2002                                                          N/A            1.40            1.55          -25.96          -25.89
2001                                                          N/A             N/A             N/A             N/A             N/A(e)
AIM V.I. DYNAMICS SERIES I (a)
2004                                                          N/A            1.40            1.55           11.58           11.75
2003                                                          N/A            1.40            1.55           35.69           35.90
2002                                                          N/A            1.40            1.55          -32.96          -32.85
2001                                                          N/A            1.40            1.55          -22.09           -6.36(b)
AIM V.I. HEALTH SCIENCES SERIES I (a)
2004                                                          N/A            1.40            1.55            5.90            6.06
2003                                                          N/A            1.40            1.55           25.80           25.99
2002                                                          N/A            1.40            1.55          -25.63          -25.51
2001                                                         1.30            1.40            1.55           -0.92            2.99(b)
AIM V.I. PREMIER EQUITY SERIES I
2004                                                         0.40            1.40            1.55            4.13            4.29
2003                                                         0.32            1.40            1.55           23.14           23.33
2002                                                         0.40            1.40            1.55          -31.34          -31.24
2001                                                         0.37            1.40            1.55           -9.91           -3.77(b)
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                                         0.76            1.40            1.55            9.50            9.67
2003                                                         0.87            1.40            1.55           30.14           30.34
2002                                                         0.61            1.40            1.55          -23.47          -23.36
2001                                                         0.25            1.40            1.55           -3.20           -1.85(b)
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS A
2004                                                          N/A            1.55            1.55            6.94            6.94
2003                                                          N/A            1.55            1.55           21.75             N/A
2002                                                          N/A            1.40            1.55          -31.72          -31.72
2001                                                          N/A            1.40            1.55           -2.53           -2.53(d)

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                                          233 $     0.786123 $     0.786123 $          183
2003                                                          229       0.735879       0.735879            169
2002                                                          233       0.604984       0.604984            141
2001                                                          183       0.887286       0.887286            163
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2004                                                          466       1.342332       1.347793            626
2003                                                          349       1.145045       1.147965            400
2002                                                          128       0.825537       0.826381            106
2001                                                          N/A            N/A            N/A            N/A
ALLIANCEBERNSTEIN TECHNOLOGY CLASS B
2004                                                           47       0.991211       0.991211             47
2003                                                           29       0.958079       0.958079             28
2002                                                            5       0.676767       0.677465              4
2001                                                          N/A            N/A            N/A            N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2004                                                          285       1.186586       1.191435            339
2003                                                          235       1.063087       1.065809            250
2002                                                           71       0.840580       0.841437             59
2001                                                          N/A            N/A            N/A            N/A
EATON VANCE VT FLOATING-RATE INCOME
2004                                                        3,004       1.012860       1.021495          3,047
2003                                                        2,921       1.000478       1.007444          2,925
2002                                                        2,932       0.987078       0.992472          2,897
2001                                                          844       0.999523       1.003462            844
EATON VANCE VT WORLDWIDE HEALTH SCIENCES
2004                                                        1,215       1.061417       1.067344          1,290
2003                                                        1,320       1.014809       1.018922          1,340
2002                                                        1,382       0.793045       0.795049          1,097
2001                                                          650       1.147975       1.149126            747

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                                          N/A%           1.40%           1.40%           6.83%           6.83%
2003                                                          N/A            1.40            1.40             N/A           21.64
2002                                                          N/A            1.40            1.55          -31.82          -31.82
2001                                                          N/A            1.40            1.55          -11.27          -11.27(b)
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2004                                                         0.08            1.40            1.55           17.23           17.41
2003                                                         0.40            1.40            1.55           38.70           38.91
2002                                                         0.05            1.40            1.55          -17.45          -17.36(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
ALLIANCEBERNSTEIN TECHNOLOGY CLASS B
2004                                                          N/A            1.55            1.55            3.46            3.46
2003                                                          N/A            1.55            1.55           41.57             N/A
2002                                                          N/A            1.40            1.55          -32.32          -32.25(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2004                                                         0.88            1.40            1.55           11.62           11.79
2003                                                         0.66            1.40            1.55           26.47           26.67
2002                                                         0.04            1.40            1.55          -15.94          -15.86(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
EATON VANCE VT FLOATING-RATE INCOME
2004                                                         2.49            1.40            1.55            1.24            1.39
2003                                                         2.20            1.40            1.55            1.36            1.51
2002                                                         0.27            1.40            1.55           -1.25           -1.10
2001                                                         1.34            1.40            1.55           -0.05            0.35(c)
EATON VANCE VT WORLDWIDE HEALTH SCIENCES
2004                                                          N/A            1.40            1.55            4.59            4.75
2003                                                          N/A            1.40            1.55           27.96           28.16
2002                                                          N/A            1.40            1.55          -30.92          -30.81
2001                                                          N/A            1.40            1.55           14.80           14.91(c)

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
FIDELITY VIP CONTRAFUND
2004                                                        2,204 $     1.262963 $     1.223196 $        2,763
2003                                                        1,930       1.110907       1.074296          2,128
2002                                                        1,729       0.848129       0.878372          1,509
2001                                                          576       0.948881       0.984228            563
FIDELITY VIP EQUITY-INCOME
2004                                                        6,943       1.127059       2.268851         11,447
2003                                                        8,118       1.026457       2.063192         12,236
2002                                                        9,926       0.799966       1.605503         12,219
2001                                                        8,003       0.978365       1.960562         14,846
FIDELITY VIP GROWTH
2004                                                        5,362       0.879307       2.079363          8,421
2003                                                        5,819       0.863967       2.039979          9,368
2002                                                        6,341       0.660574       1.557361          8,306
2001                                                        6,625       0.959997       2.259817         14,386
FIDELITY VIP GROWTH & INCOME
2004                                                        1,225       1.041304       1.000106          1,264
2003                                                        1,265       0.999743       0.958728          1,253
2002                                                          893       0.785560       0.820419            729
2001                                                          332       0.955456       0.999382            326
FIDELITY VIP HIGH INCOME
2004                                                        4,484       1.299583       1.324158          5,890
2003                                                        6,105       1.204501       1.225414          7,426
2002                                                        7,659       0.961338       0.976554          7,433
2001                                                        7,181       0.943974       0.957454          6,858
FIDELITY VIP MID CAP
2004                                                        1,920       1.547051       1.550383          2,972
2003                                                        2,070       1.257967       1.258762          2,604
2002                                                        1,958       0.920840       0.921662          1,804
2001                                                          603       1.035637       1.038137            625

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
FIDELITY VIP CONTRAFUND
2004                                                         0.31%           1.40%           1.55%          13.69%          13.86%
2003                                                         0.43            1.40            1.55           26.47           26.67
2002                                                         0.49            1.40            1.55          -10.76          -10.62
2001                                                          N/A            1.40            1.55           -5.11           -1.58(b)
FIDELITY VIP EQUITY-INCOME
2004                                                         1.63            1.40            1.55            9.80            9.97
2003                                                         1.98            1.40            1.55           28.31           28.51
2002                                                         1.65            1.40            1.55          -18.23          -18.11
2001                                                         1.72            1.40            1.55           -6.29           -2.16
FIDELITY VIP GROWTH
2004                                                         0.27            1.40            1.55            1.78            1.93
2003                                                         0.28            1.40            1.55           30.79           30.99
2002                                                         0.26            1.40            1.55          -31.19          -31.08
2001                                                         0.09            1.40            1.55          -18.80           -4.00
FIDELITY VIP GROWTH & INCOME
2004                                                         0.90            1.40            1.55            4.16            4.32
2003                                                         1.02            1.40            1.55           21.86           22.04
2002                                                         0.79            1.40            1.55          -17.91          -17.78
2001                                                          N/A            1.40            1.55           -4.45           -0.06(b)
FIDELITY VIP HIGH INCOME
2004                                                         9.48            1.40            1.55            7.89            8.06
2003                                                         7.80            1.40            1.55           25.29           25.48
2002                                                        10.19            1.40            1.55            1.84            1.99
2001                                                        12.88            1.40            1.55          -12.97           -5.60
FIDELITY VIP MID CAP
2004                                                          N/A            1.40            1.55           22.98           23.17
2003                                                         0.41            1.40            1.55           36.49           36.70
2002                                                         0.54            1.40            1.55          -11.22          -11.08
2001                                                          N/A            1.40            1.55            3.56            3.81(b)

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2
2004                                                          543 $     1.298449 $     1.303721 $          706
2003                                                          590       1.158551       1.161490            684
2002                                                          133       0.747818       0.748583             99
2001                                                          N/A            N/A            N/A            N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2004                                                          292       1.087087       1.091505            318
2003                                                          163       1.023041       1.025638            167
2002                                                           93       0.818539       0.819378             76
2001                                                          N/A            N/A            N/A            N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                        1,872       1.060055       0.962729          1,965
2003                                                        1,955       0.965919       0.875896          1,866
2002                                                        1,843       0.647260       0.714860          1,295
2001                                                          545       0.920497       1.018174            535
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2
2004                                                          287       1.256696       1.261852            361
2003                                                          294       1.031515       1.034169            304
2002                                                          249       0.792981       0.793809            197
2001                                                          N/A            N/A            N/A            N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2004                                                        2,134       1.143123       1.211712          2,460
2003                                                        2,234       1.030898       1.091090          2,321
2002                                                        2,390       0.836695       0.884210          2,019
2001                                                          732       0.963705       1.016881            727
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                          515       1.190593       1.195426            614
2003                                                          362       1.020292       1.022871            369
2002                                                          215       0.783851       0.784645            169
2001                                                          N/A            N/A            N/A            N/A

                                                                              FOR THE YEAR ENDED DECEMBER 31
                                                                              ------------------------------
                                                    INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)   TOTAL (3)(4)
                                                        INCOME          RATIO           RATIO           RETURN         RETURN
                                                        RATIO           LOWEST         HIGHEST          LOWEST         HIGHEST
                                                    --------------  --------------  --------------  --------------  -------------
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2
2004                                                           N/A%           1.40%           1.55%          12.08%         12.25%
2003                                                           N/A            1.40            1.55           54.92          55.16
2002                                                           N/A            1.40            1.55          -25.22         -25.14(e)
2001                                                           N/A             N/A             N/A             N/A            N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2004                                                          0.53            1.40            1.55            6.26           6.42
2003                                                          0.65            1.40            1.55           24.98          25.17
2002                                                          0.15            1.40            1.55          -18.15         -18.06(e)
2001                                                           N/A             N/A             N/A             N/A            N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                           N/A            1.40            1.55            9.75           9.91
2003                                                           N/A            1.40            1.55           35.12          35.32
2002                                                          0.27            1.40            1.55          -29.79         -29.68
2001                                                          0.16            1.40            1.55           -7.95           1.82(b)
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2
2004                                                          0.18            1.40            1.55           21.83          22.02
2003                                                          0.21            1.40            1.55           30.08          30.28
2002                                                          0.14            1.40            1.55          -20.70         -20.62(e)
2001                                                           N/A             N/A             N/A             N/A            N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2004                                                          0.77            1.40            1.55           10.89          11.06
2003                                                          1.00            1.40            1.55           23.21          23.40
2002                                                          0.94            1.40            1.55          -13.18         -13.05
2001                                                          0.46            1.40            1.55           -3.63           1.69(b)
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                          1.09            1.40            1.55           16.69          16.87
2003                                                          1.74            1.40            1.55           30.16          30.36
2002                                                          0.15            1.40            1.55          -21.61         -21.54(e)
2001                                                           N/A             N/A             N/A             N/A            N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2004                                                          864 $     0.985038 $     0.939604 $          849
2003                                                        1,265       0.895905       0.853273          1,128
2002                                                        1,309       0.700640       0.736767            956
2001                                                          495       0.908348       0.956633            466
JANUS ASPEN GROWTH SERVICE SHARES
2004                                                        1,280       0.859557       0.770559          1,092
2003                                                        1,497       0.837883       0.749992          1,246
2002                                                        1,922       0.578458       0.647241          1,237
2001                                                          367       0.800609       0.897174            322
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2004                                                          402       1.061465       0.936344            423
2003                                                          529       0.908419       0.800121            470
2002                                                          608       0.603171       0.685865            406
2001                                                          347       0.823995       0.938389            314
JANUS ASPEN MID CAP GROWTH SERVICE SHARES
2004                                                          441       0.976782       0.786194            399
2003                                                          183       0.823531       0.661827            148
2002                                                          204       0.498047       0.620675            125
2001                                                          138       0.702700       0.877062            114
MFS MID CAP GROWTH SERVICE CLASS
2004                                                          196       1.074239       1.078596            211
2003                                                          195       0.953982       0.956402            186
2002                                                           73       0.709282       0.710005             52
2001                                                          N/A            N/A            N/A            N/A
MFS NEW DISCOVERY SERVICE CLASS
2004                                                           64       1.025318       1.029513             65
2003                                                           58       0.980605       0.983104             57
2002                                                           10       0.746473       0.747234              8
2001                                                          N/A            N/A            N/A            N/A

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2004                                                         0.36%           1.40%           1.55%           9.95%          10.12%
2003                                                         0.49            1.40            1.55           21.60           21.78
2002                                                         0.71            1.40            1.55          -22.98          -22.87
2001                                                         1.62            1.40            1.55           -9.17           -4.34(b)
JANUS ASPEN GROWTH SERVICE SHARES
2004                                                          N/A            1.40            1.55            2.59            2.74
2003                                                          N/A            1.40            1.55           29.45           29.65
2002                                                          N/A            1.40            1.55          -27.86          -27.75
2001                                                          N/A            1.40            1.55          -19.94          -10.28(b)
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2004                                                         0.78            1.40            1.55           16.85           17.03
2003                                                         0.97            1.40            1.55           32.45           32.65
2002                                                         1.53            1.40            1.55          -26.91          -26.80
2001                                                         0.79            1.40            1.55          -17.60           -6.16(b)
JANUS ASPEN MID CAP GROWTH SERVICE SHARES
2004                                                          N/A            1.40            1.55           18.61           18.79
2003                                                          N/A            1.40            1.55           32.68           32.88
2002                                                          N/A            1.40            1.55          -29.23          -29.12
2001                                                          N/A            1.40            1.55          -29.73          -12.29(b)
MFS MID CAP GROWTH SERVICE CLASS
2004                                                          N/A            1.40            1.55           12.61           12.78
2003                                                          N/A            1.40            1.55           34.50           34.70
2002                                                          N/A            1.40            1.55          -29.07          -29.00(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
MFS NEW DISCOVERY SERVICE CLASS
2004                                                          N/A            1.40            1.55            4.56            4.72
2003                                                          N/A            1.40            1.55           31.37           31.57
2002                                                          N/A            1.40            1.55          -25.35          -25.28(e)
2001                                                          N/A             N/A             N/A             N/A             N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
MFS TOTAL RETURN SERVICE CLASS
2004                                                        1,721 $     1.144741 $     1.149395 $        1,974
2003                                                        1,368       1.047267       1.049932          1,434
2002                                                          299       0.916986       0.917924            275
2001                                                          N/A            N/A            N/A            N/A
MFS UTILITIES SERVICE CLASS
2004                                                          143       1.426624       1.432456            205
2003                                                          129       1.115984       1.118834            144
2002                                                            4       0.836097       0.836951              3
2001                                                          N/A            N/A            N/A            N/A
OPPENHEIMER BALANCED SERVICE SHARES (a)
2004                                                          324       1.189165       1.194000            386
2003                                                          236       1.100138       1.102932            260
2002                                                           44       0.896169       0.897080             39
2001                                                          N/A            N/A            N/A            N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2004                                                          290       1.059199       1.063508            308
2003                                                          132       1.009130       1.011688            134
2002                                                           52       0.784348       0.785142             41
2001                                                          N/A            N/A            N/A            N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2004                                                          977       1.265923       1.271051          1,239
2003                                                          718       1.081642       1.084379            777
2002                                                          337       0.769033       0.769813            259
2001                                                          N/A            N/A            N/A            N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2004                                                          652       1.233381       1.238412            805
2003                                                          686       1.152205       1.155139            791
2002                                                          269       0.945401       0.946358            254
2001                                                          N/A            N/A            N/A            N/A

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
MFS TOTAL RETURN SERVICE CLASS
2004                                                         1.37%           1.40%           1.55%           9.31%           9.47%
2003                                                         1.24            1.40            1.55           14.21           14.38
2002                                                          N/A            1.40            1.55           -8.30           -8.21(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
MFS UTILITIES SERVICE CLASS
2004                                                         1.26            1.40            1.55           27.84           28.03
2003                                                         1.81            1.40            1.55           33.48           33.68
2002                                                          N/A            1.40            1.55          -16.39          -16.30(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
OPPENHEIMER BALANCED SERVICE SHARES (a)
2004                                                         0.88            1.40            1.55            8.09            8.26
2003                                                         0.75            1.40            1.55           22.76           22.95
2002                                                          N/A            1.40            1.55          -10.38          -10.29(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2004                                                         0.20            1.40            1.55            4.96            5.12
2003                                                         0.19            1.40            1.55           28.66           28.85
2002                                                          N/A            1.40            1.55          -21.57          -21.49(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2004                                                         1.05            1.40            1.55           17.04           17.21
2003                                                         0.48            1.40            1.55           40.65           40.86
2002                                                          N/A            1.40            1.55          -23.10          -23.02(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2004                                                         6.57            1.40            1.55            7.05            7.21
2003                                                         5.17            1.40            1.55           21.87           22.06
2002                                                          N/A            1.40            1.55           -5.46           -5.36(e)
2001                                                          N/A             N/A             N/A             N/A             N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
OPPENHEIMER MAIN STREET SERVICE SHARES
2004                                                          318 $     1.075584 $     1.079937 $          343
2003                                                          313       1.000959       1.003488            314
2002                                                          114       0.804119       0.804933             92
2001                                                          N/A            N/A            N/A            N/A
PIONEER FUND VCT CLASS II
2004                                                          592       1.019499       0.952599            600
2003                                                          696       0.933536       0.870954            646
2002                                                        1,231       0.715599       0.768182            943
2001                                                          215       0.898814       0.966333            205
PIONEER REAL ESTATE SHARES VCT CLASS II
2004                                                          872       1.819814       1.919061          1,599
2003                                                        1,043       1.365253       1.437526          1,436
2002                                                          982       1.031345       1.084289          1,026
2001                                                          304       1.024300       1.075236            318
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2004                                                          863       0.876819       0.712460            736
2003                                                        1,010       0.873838       0.708959            858
2002                                                          379       0.490461       0.605438            218
2001                                                          238       0.771473       0.953774            216
SCUDDER VIT EAFE EQUITY INDEX
2004                                                          332       1.096668       0.975491            357
2003                                                          272       0.935554       0.830912            249
2002                                                          251       0.631907       0.712563            176
2001                                                           59       0.817437       0.923200             54
SCUDDER VIT SMALL CAP INDEX
2004                                                          893       1.335847       1.340806          1,194
2003                                                          866       1.152255       1.154774            999
2002                                                          441       0.799294       0.799827            352
2001                                                          215       1.021454       1.022346            220

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
OPPENHEIMER MAIN STREET SERVICE SHARES
2004                                                         0.77%           1.40%           1.55%           7.46%           7.62%
2003                                                         0.44            1.40            1.55           24.48           24.67
2002                                                          N/A            1.40            1.55          -19.59          -19.51(e)
2001                                                          N/A             N/A             N/A             N/A             N/A
PIONEER FUND VCT CLASS II
2004                                                         0.91            1.40            1.55            9.21            9.37
2003                                                         0.89            1.40            1.55           21.53           21.71
2002                                                         0.94            1.40            1.55          -20.51          -20.38
2001                                                         0.99            1.40            1.55          -10.12           -3.37(c)
PIONEER REAL ESTATE SHARES VCT CLASS II
2004                                                         3.57            1.40            1.55           33.30           33.50
2003                                                         4.79            1.40            1.55           32.38           32.58
2002                                                         4.70            1.40            1.55            0.69            0.84
2001                                                         6.58            1.40            1.55            2.43            7.52(c)
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2004                                                          N/A            1.40            1.55            0.34            0.49
2003                                                          N/A            1.40            1.55           44.33           44.55
2002                                                         0.12            1.40            1.55          -36.52          -36.43
2001                                                         0.01            1.40            1.55          -22.85           -4.62(b)
SCUDDER VIT EAFE EQUITY INDEX
2004                                                         2.56            1.40            1.55           17.22           17.40
2003                                                         4.45            1.40            1.55           31.29           31.49
2002                                                         1.67            1.40            1.55          -22.82          -22.70
2001                                                          N/A            1.40            1.55          -18.26           -7.68(b)
SCUDDER VIT SMALL CAP INDEX
2004                                                         0.46            1.40            1.55           15.93           16.11
2003                                                         0.71            1.40            1.55           44.16           44.38
2002                                                         0.88            1.40            1.55          -21.82          -21.70
2001                                                         0.85            1.40            1.55            2.15            2.23(b)

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                     UNIT (4)       UNIT (4)         NET
                                                       UNITS          VALUE          VALUE          ASSETS
                                                       (000S)         LOWEST        HIGHEST         (000S)
                                                   -------------- -------------- -------------- --------------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2004                                                          495 $     1.228740 $     1.268075 $          612
2003                                                          761       1.114309       1.148236            851
2002                                                          816       0.883333       0.908846            724
2001                                                          132       0.980741       1.007523            130
T. ROWE PRICE INTERNATIONAL STOCK
2004                                                        3,530       1.107851       1.327473          4,256
2003                                                        4,171       0.989053       1.183332          4,476
2002                                                        6,207       0.769682       0.919467          5,192
2001                                                        3,602       0.956847       1.141311          4,039

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                                             ------------------------------
                                                   INVESTMENT (1)    EXPENSE (2)     EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME          RATIO           RATIO           RETURN          RETURN
                                                       RATIO           LOWEST         HIGHEST          LOWEST          HIGHEST
                                                   --------------  --------------  --------------  --------------  --------------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2004                                                         1.82%           1.40%           1.55%          10.27%          10.44%
2003                                                         1.48            1.40            1.55           26.15           26.34
2002                                                         0.38            1.40            1.55           -9.93           -9.79
2001                                                         0.07            1.40            1.55           -1.93            0.75(b)
T. ROWE PRICE INTERNATIONAL STOCK
2004                                                         1.07            1.40            1.55           12.01           12.18
2003                                                         1.08            1.40            1.55           28.50           28.70
2002                                                         1.06            1.40            1.55          -19.56          -19.44
2001                                                         1.93            1.40            1.55          -23.31           -4.32

(a) Name changed. See Note 1.
(b) Start date of 2/23/01.
(c) Start date of 5/1/01.
(d) Start date of 7/10/01.
(e) Start date of 5/1/02.

(1) THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

(2) THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

(3) THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(4) BEGINNING IN 2003, THE HIGHEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE LOWEST EXPENSE RATIO. THE LOWEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE HIGHEST EXPENSE RATIO.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for First Allmerica Financial Life Insurance Company and
         Financial Statements for Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company were previously filed on April 28, 2000 in Post-Effective Amendment No. 13, and are incorporated by reference herein.

         Financial Statements Included in Part C
         None

     (b) EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3    (a) Underwriting and Administrative Services
                               Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

                           (b) Sales Agreements (Select) with Commission
                               Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and are incorporated by reference herein.

                           (c) General Agent's Agreement was previously filed on
                               April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is
                               incorporated by reference herein.

                           (d) Career Agent Agreement was previously filed on
                               April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is
                               incorporated by reference herein.

                           (e) Registered Representative's Agreement was
                               previously filed on April 24, 1998 in
                               Post-Effective Amendment No. 11 (File Nos.
                               33-71058/811-8116), and is incorporated by reference herein.

              EXHIBIT 4 Specimen Generic Policy Form A3020-94 GRC was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is incorporated by reference herein. Specimen Policy Form B was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 (File Nos. 33-71058/811-8116),
                               and is incorporated by reference herein.

              EXHIBIT 5 Specimen Generic Application Form was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116),
                               and is incorporated by reference herein. Specimen Application Form B was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

              EXHIBIT 6 Articles of Incorporation were previously filed on April 30, 1996 in Post-Effective Amendment No. 4 (File Nos. 33-71058/811-8116), which was effective on October 16, 1995, and are
                               incorporated by reference herein. Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 4 (File Nos. 33-71058/811-8116), and are incorporated by reference herein.

              EXHIBIT 7    (a) Variable Annuity GMDB Reinsurance Agreement
                               between First Allmerica Financial Life Insurance Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on April 29, 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is
                               incorporated by reference herein.

                           (b) Variable Annuity GMDB Reinsurance Agreement
                               between First Allmerica Financial Life Insurance Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on April 29, 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is
                               incorporated by reference herein.

                           (c) Variable Annuity GMDB Reinsurance Agreement
                               between First Allmerica Financial Life Insurance Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on April 29, 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is incorporated by reference herein.

                           (d) Variable Annuity GMDB Reinsurance Agreement
                               between First Allmerica Financial Life Insurance Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on April 29, 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is incorporated by reference herein.

              EXHIBIT 8    (a) Fidelity Service Agreement was previously filed
                               on April 30, 1996 in Post-Effective Amendment No. 4 (File Nos. 33-71058/811-8116), and is
                               incorporated by reference herein.

                           (b) An Amendment to the Fidelity Service Agreement,
                               effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 (File Nos. 33-71058/811-8116),
                               and is incorporated by reference herein.

                           (c) Fidelity Service Contract, effective as of
                               January 1, 1997. was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

                           (d) T. Rowe Price Service Agreement was previously
                               filed on April 24, 1998 in Post-Effective
                               Amendment No. 11 (File Nos. 33-71058/811-8116),
                               and is incorporated by reference herein.

                           (e) Service Agreement dated March 1, 2001 between
                               Boston Financial Data Services, Inc. and
                               Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is
                               incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116),
                               and are incorporated by reference herein.

                           (f) Directors' Power of Attorney is filed herewith.

              EXHIBIT 9    (a) Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of the Independent Registered Public Accounting Firm is filed herewith.

              EXHIBIT 11       None.

              EXHIBIT 12       None.

              EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 28, 2000 in Post-Effective Amendment No. 13 of Registration Statement No.33-71058/811-8116, and is incorporated by reference herein.

              EXHIBIT 14       Not Applicable.

              EXHIBIT 15   (a) Form of Amendment dated May 1, 2003 to the
                               Allmerica Investment Trust Participation
                               Agreement was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Amendment dated October 30, 2000 was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein.

                           (b) Amendment dated May 1, 2001 to the Variable
                               Insurance Products Fund Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and are
                               incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective

                               Amendment No. 12 of Registration
                               Statement No. 33-71058/811-8116, and is
                               incorporated by reference herein.

                           (c) Amendment to Schedule A dated October 1, 2000 of
                               the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

                           (d) Amendment dated January 1, 2003 to the AIM
                               Participation Agreement was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                           (e) Amendment dated May 1, 2002 to the Amended and
                               Restated Participation Agreement with Alliance was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are
                               incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is
                               incorporated by reference herein.

                           (f) Amendment dated May 1, 2001 to the Participation
                               Agreement with Deutsche Asset Management VIT
                               Funds (formerly Bankers Trust) was previously on April 29, 2003 in Post-Effective Amendment No. 18 of Registration Statement No. 33-71058/811-08116, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is
                               incorporated by reference herein.

                           (g) Amendment dated October 1, 2001 to the Variable
                               Insurance Products Fund II Participation
                               Agreement was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated October 4, 1999 were previously filed on April 24, 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein.

                           (h) Amendment dated October 1, 2001 to the Variable
                               Insurance Products Fund III was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment and Participation Agreement with Variable Insurance Products Fund III with Variable Insurance Products III was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                           (i) Amendment dated May 1, 2002 to the Franklin
                               Templeton Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is
                               incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein.Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein.

                           (j) Amendment dated August 20, 2002 to the
                               Participation Agreement with INVESCO was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Amendment dated December 15, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 26, 2000 in Post-

                               Effective Amendment No. 1 of Registration
                               Statement No. 333-87105/811-8114, and is
                               incorporated by reference herein.

                           (k) Amendment dated February 25, 2000 to the
                               Participation Agreement with Janus was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is
                               incorporated by reference herein.

                           (l) Amendment to the Participation Agreement dated
                               May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment to the Participation Agreement dated May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Participation Agreement dated May 1, 2001 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 6 of Registration Statement No. 333-10285/811-7769 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-10285/811-7769, and is
                               incorporated by reference herein.

                           (m) Eaton Vance Participation Agreement was
                               previously filed on April 19, 2002 in
                               Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Form of Eaton Vance Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                           (n) Amendment dated May 1, 2001 to the Pioneer
                               Participation Amendment was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 8 of Registration Statement No. 33-86664/811-8872, and is
                               incorporated by reference herein.

                           (o) Amendment dated May 1, 2002 to the Participation
                               Agreement with MFS Variable Insurance Trust was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                           (p) Amendment dated May 1, 2002 to the Participation
                               Agreement with Oppenheimer Variable Account Funds was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY          PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
------------------------------          ----------------------------------------------
Warren E. Barnes                        Vice President of Allmerica Financial (since 1998); Vice  President of
   Vice President and                   First Allmerica (since 1996); Corporate Controller of Allmerica
   Corporate Controller                 Financial and First Allmerica (since 1998);  and Director of Allmerica
                                        Financial and First Allmerica (2004)

Charles F. Cronin                       Vice President and Corporate Group Counsel of Allmerica Financial and
   Vice President, Corporate Group      First Allmerica (since 2003); Secretary (since 2000); Assistant Vice
   Counsel and Secretary                President (1999-2003); and Counsel of First Allmerica (1996-2003);
                                        and Attorney of Nutter, McClennen & Fish (1991-1996)

Frederick H. Eppinger, Jr.              President and Chief Executive Officer of AFC (since 2003);
   Chairman of the Board                Chairman of the Board of Allmerica Financial and First Allmerica
                                        (since 2003); Executive Vice President of  Property and Casualty Field
                                        and Service Operations for The Hartford (2001-2003); Senior Vice
                                        President of Strategic Marketing for ChannelPoint, Inc. (2000-2001);
                                        and Partner at McKinsey  & Company (1985-2000)

Bonnie K. Haase                         Director, Vice President and Chief Human Resources Officer of
   Director, Vice President, and        Allmerica Financial and First Allmerica (since 2004); Served in a
   Chief Human Resources Officer        variety of  human resources leadership roles at General Electric
                                        Company (1991-2004)

J. Kendall Huber                        Director of Allmerica Financial and First Allmerica (since 2000); Senior
   Director, Senior Vice President,     Vice President of Allmerica Financial and First Allmerica (since 2003);
   General Counsel and Assistant        Assistant Secretary of Allmerica Financial (since 2002) and First
   Secretary                            Allmerica (since 2000); General Counsel (since 2000); Vice President
                                        (2000-2003) of First Allmerica

John P. Kavanaugh                       Director and Chief Investment Officer of Allmerica Financial
   First Director, Vice President and   and Allmerica (since 1996); Vice President (since 1991) of First Allmerica;
   Chief Investment Officer             and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                        Vice President of Allmerica Financial (since 2002); Vice President of
   Vice President and                   First Allmerica (since 1997); Treasurer of Allmerica Financial and First
   Treasurer                            Allmerica (since 2000); Director of Allmerica Financial and First
                                        Allmerica (2004)

Edward J. Parry, III Vice               Chair (since 2004); Assistant Treasurer of Allmerica Financial
   Director, Chief Financial            and First Allmerica (since 2000); Director of Allmerica Financial and
   Officer, Vice Chair and              First Allmerica (since 1996); Chief Financial Officer (since 1996);
   Assistant Treasurer                  Senior Vice President of Allmerica Financial and First Allmerica
                                        (2003-2004); Vice President (1993-2003) and Treasurer (1993-2000)

Michael A. Reardon                      Director, President and Chief Executive Officer (since 2004); Vice
   Director, President and              President of Allmerica Financial and First Allmerica (2001-2004);
   Chief Executive Officer              Vice President of First Allmerica (1997-2004); and Vice President
                                        of Allmerica Financial (1999-2004)

Gregory D. Tranter                      Director, Vice President  and  Chief Information  Officer of Allmerica
   Director, Vice President and         Financial and First Allmerica (since 2000); Vice President of Travelers
   Chief Information Officer            Property &  Casualty (1996-1998); Director of Geico Team (1983-1996)
                                        of Aetna Life & Casualty

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

   See attached organization chart.

                                  -------------------------------------

                                     ALLMERICA FINANCIAL CORPORATION
             ---------------------                                     --------------------------
             |                                   Delaware                                       |
             |                                                           \                      |
             |                  / -------------------------------------    \                    |
             |                 /             |                 |             \                  |
    100%     |          100%  /       100%   |                 |   100%        \  100%          |   100%
    ------------------  ------------  ---------------  ----------------  -------------  ----------------
                                                          Allmerica
     Opus Investment     Financial       Allmerica      Financial Life    AFC Capital        First
     Management, Inc.    Profiles,     Funding Corp.    Insurance and       Trust I         Sterling
                            Inc.                           Annuity                          Limited
                                                           Company

      Massachusetts      California    Massachusetts    Massachusetts       Delaware        Bermuda
    ------------------  ------------  ---------------  ----------------  -------------  ----------------
       |                                                       |                                |
       |                                                       |                                |    100%
       |                                                       |                        -----------------
       |                                                       |                         First Sterling
       |                                                       |                          Reinsurance
       |                                                       |                            Company
       |                                                       |                            Limited
       |                                                       |
       |                                                       |                            Bermuda
       |                                                       |                        -----------------
       |                                                       |
       |         ----------------------------------------------------------------------------------------------------------
       |         |                |              |            |             |               |         |      |            |
       |         |     100%       |   100%       |  100%      | 100%        |   100%        |    100% |      | 100%       |   100%
       |  ----------------- -------------- ------------- ----------- --------------- ---------------- | ----------- --------------
       |                      Allmerica      Allmerica    Allmerica  First Allmerica    Allmerica     |  Allmerica    Allmerica
       |       VeraVest       Financial      Financial   Investments  Financial Life   Investments    |  Investment  Investments
       |  Investments, Inc.   Investment      Services    Insurance     Insurance       Insurance     |  Insurance    Insurance
       |                      Management     Insurance      Agency       Company          Agency      | Agency Inc. Agency Inc. of
       |                    Services, Inc.  Agency Inc.    Inc. of                   of Florida, Inc. | of Kentucky  Mississippi
       |                                                   Alabama                                    |
       |    Massachusetts   Massachusetts  Massachusetts   Alabama    Massachusetts      Florida      |   Kentucky   Mississippi
       |  ----------------- -------------- ------------- ----------- --------------- ---------------- | ----------- --------------
       |                                                                                              |
      --------------------------------------------                                                    |
                     |   100%       |  100%      |  100%                                              |100%
                ------------- -------------  -----------                                        -----------
                                Allmerica      Citizens                                          Allmerica
                 The Hanover    Financial     Insurance                                          Investment
                  Insurance     Insurance      Company                                           Insurance
                   Company    Brokers, Inc.  of Illinois                                        Agency Inc.
                                                                                                 of Georgia

                New Hampshire Massachusetts    Illinois            Federally Chartered            Georgia
                ------------- -------------  -----------           -------------------          -----------
                      |
                      |
         ------------------------------------------------------------------------------------------------------------------
         |         |        |       |        |       |       |               |              |              |              |
         |    100% |        |  100% |        |  100% |       |  100%         |  100%        |  100%        |  100%        |  100%
 ----------------- | -------------- | -------------- | -------------   -------------  -------------  -------------  -------------
                   |                |  The Hanover   | Hanover Texas                    Allmerica                    The Hanover
     Allmerica     | Allmerica Plus |    American    |   Insurance     Massachusetts    Financial        AMGRO,       New Jersey
 Financial Benefit |   Insurance    |   Insurance    |   Management    Bay Insurance     Alliance         Inc.        Insurance
     Insurance     |  Agency, Inc.  |    Company     | Company, Inc.      Company       Insurance                      Company
      Company      |                |                |                                   Company
                   |                |                |
      Michigan     | Massachusetts  | New Hampshire  |     Texas       New Hampshire  New Hampshire  Massachusetts  New Hampshire
 ----------------- | -------------- | -------------- | -------------   -------------  -------------  -------------  -------------
                   |                |                |                                               /           \
                   |   100%         | 100%           |     100%                           100%      /             \   100%
            ---------------     ----------       --------------                           -------------        -----------
                                 Citizens           Citizens
                Citizens        Insurance          Insurance                              Lloyds Credit           AMGRO
               Insurance        Company of       Company of the                            Corporation         Receivables
            Company of Ohio      America            Midwest                                                    Corporation

                  Ohio           Michigan           Indiana                               Massachusetts          Delaware
            ---------------     ----------       --------------                           -------------        -----------
                                    |
                                    | 100%                                                              ---------------
                                ----------                                                              Hanover Lloyd's
                                 Citizens                                                                  Insurance
                                Management                                                                  Company
                                   Inc.
                                                                                                             Texas
                                 Delaware                                                               ---------------
                                ----------
                                                                                                  Affiliated Lloyd's plan company,
                                                                                                  controlled by Underwriters for
                                                                                                  the benefit of The Hanover
                                                                                                  Insurance Company

                                                                                                         --------------

                                                                                                         AAM High Yield
                                                                                                          Fund, L.L.C.

                                                                                                         Massachusetts
                                                                                                         --------------

                                                                                                     Established for the benefit
                                                                                                     of First Allmerica, Allmerica
                                                                                                     Financial Life, Hanover and

                                                                                               ----------------  ----------------
                                                                                                  Allmerica         Allmerica
                                                                                               Securities Trust  Investment Trust

                                                                                                Massachusetts     Massachusetts
                                                                                               ----------------  ----------------

                                                                                                         ---------------
                                                                                                         Opus Investment
                                                                                                              Trust

                                                                                                          Massachusetts
                                                                                                         ---------------

January 1, 2005                                                                           Affiliated Investment Management Companies

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

          NAME                                ADDRESS                    TYPE OF BUSINESS
          ----                                -------                    ----------------
AAM High Yield Fund, L.L.C              440 Lincoln Street         Limited liability company
                                        Worcester MA 01653

AFC Capital Trust I                     440 Lincoln Street         Statutory Business Trust
                                        Worcester MA 01653

Allmerica Asset Management, Limited     440 Lincoln Street         Investment advisory services
                                        Worcester MA 01653

Allmerica Benefits, Inc.                440 Lincoln Street         Non-insurance medical services
                                        Worcester MA 01653

Allmerica Financial Alliance Insurance  440 Lincoln Street         Multi-line property and casualty
Company                                 Worcester MA 01653         insurance

Allmerica Financial Benefit Insurance   645 West Grand River       Multi-line property and casualty
Company                                 Howell MI 48843            insurance

Allmerica Financial Corporation         440 Lincoln Street         Holding Company
                                        Worcester MA 01653

Allmerica Financial Insurance           440 Lincoln Street         Insurance Broker
Brokers, Inc.                           Worcester MA 01653

Allmerica Financial Life Insurance      440 Lincoln Street         Life insurance, accident and health
and Annuity Company                     Worcester MA 01653         insurance, annuities, variable
                                                                   annuities and variable life insurance

Allmerica Financial Services Insurance  440 Lincoln Street         Insurance Agency
Agency, Inc.                            Worcester MA 01653

Allmerica Funding Corp.                 440 Lincoln Street         Investment corporation
                                        Worcester MA 01653

Allmerica Financial Investment          440 Lincoln Street         Investment advisory services
Management Services, Inc.               Worcester MA 01653

Allmerica Investment Trust              440 Lincoln Street         Investment Trust
                                        Worcester MA 01653

Allmerica Investments Insurance Agency  440 Lincoln Street         Insurance Agency
Inc. of Alabama                         Worcester MA 01653

Allmerica Investments Insurance Agency  440 Lincoln Street         Insurance Agency
Inc. of Georgia                         Worcester MA 01653

Allmerica Investments Insurance Agency  440 Lincoln Street         Insurance Agency
of Florida, Inc.                        Worcester MA 01653


Allmerica Investment Insurance Agency   440 Lincoln Street         Insurance Agency
Inc. of Georgia                         Worcester MA 01653


Allmerica Investment Insurance Agency   440 Lincoln Street         Insurance Agency
Inc. of Kentucky                        Worcester MA 01653


Allmerica Investments Insurance Agency  440 Lincoln Street         Insurance Agency
Inc. of Mississippi                     Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.   440 Lincoln Street         Insurance Agency
                                        Worcester MA 01653

Allmerica Securities Trust              440 Lincoln Street         Investment Trust
                                        Worcester MA 01653

Allmerica Trust Company, N.A.           440 Lincoln Street         Limited purpose national trust
                                        Worcester MA 01653         company

AMGRO, Inc.                             100 North Parkway          Premium financing
                                        Worcester MA 01605

AMGRO Receivables Corporation           100 North Parkway          Receivables Purchase Corporation
                                        Worcester MA 01605

Citizens Insurance Company of America   645 West Grand River       Multi-line property and casualty
                                        Howell MI 48843            insurance

Citizens Insurance Company of Illinois  333 Pierce Road            Multi-line property and casualty
                                        Itasca IL 60143            insurance

Citizens Insurance Company of the       3950 Priority Way          Multi-line property and casualty
Midwest                                 South Drive, Suite 200     insurance

                                        Indianapolis IN 46280

Citizens Insurance Company of Ohio      8101 N. High Street        Multi-line property and casualty
                                        P.O. Box 342250            insurance
                                        Columbus OH  43234

Citizens Management, Inc.               440 Lincoln Street         Risk management services
(formerly known as Sterling Risk        Worcester MA 01653
Management Services, Inc.)


Financial Profiles, Inc.                5421 Avenida Encinas       Software company
                                        Suite A
                                        Carlsbad CA  92008

First Allmerica Financial Life          440 Lincoln Street         Life, pension, annuity, accident
Insurance Company                       Worcester MA 01653         and health insurance company

First Sterling Limited                  41 Cedar Avenue            Holding Company
                                        Hamilton HM 12,
                                        Bermuda

First Sterling Reinsurance Company      41 Cedar Avenue            Reinsurance Company
Limited                                 Hamilton HM 12,
                                        Bermuda

The Hanover American Insurance          440 Lincoln Street         Multi-line property and casualty
Company                                 Worcester MA 01653         insurance

The Hanover Insurance Company           440 Lincoln Street         Multi-line property and casualty
                                        Worcester MA 01653         insurance

Hanover Texas Insurance Management      NationsBank Tower          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                           15301 Dallas Pkwy.         Insurance Company
                                        Dallas TX  75248

Hanover Lloyd's Insurance Company       7557 Rambler Road          Multi-line property and casualty
                                        Suite 500                  insurance
                                        Dallas TX 75231

Lloyds Credit Corporation               100 North Parkway          Premium financing service
                                        Worcester MA 01605         franchises

Massachusetts Bay Insurance Company     440 Lincoln Street         Multi-line property and casualty
                                        Worcester MA 01653         insurance

Opus Investment Management, Inc.        440 Lincoln Street         Investment advisory services
(formerly known as Allmerica Asset      Worcester MA 01653
Management, Inc.)

Opus Investment Trust                   440 Lincoln Street         Investment Trust
(formerly known as VeraVest Trust)      Worcester MA 01653

VeraVest Investments, Inc.              440 Lincoln Street         Securities, retail broker-dealer
(formerly known as Allmerica            Worcester MA 01653
Investments, Inc.)

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2005, there were 795 Contact holders of qualified Contracts and 1,315 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for any breach of the director's duty of loyalty to the Company or its policyholders;
     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;
     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
          Section 62;
     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

       - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

       - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

       -  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

          NAME                      POSITION OR OFFICE WITH UNDERWRITER
          ----                      -----------------------------------
          Abigail M. Armstrong      Vice President, Chief Legal Officer, Assistant Secretary, Anti-Money
                                    Laundering Chairperson and Counsel

          Charles F. Cronin         Vice President, Secretary/Clerk and Group Counsel

          Claudia J. Eckels         Vice President

          J. Kendall Huber          Director

          Kathleen M. Loftus        Vice President

          Mark C. McGivney          Director and Treasurer

          K. David Nunley           Vice President

          Joseph M. Petty           Vice President

          Michael A. Reardon        Director, President and Chief Executive Officer

          Paula J. Testa            Vice President and Chief Operating Officer

          Margot K. Wallin          Vice President and Anti-Money Laundering Officer

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2004. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("First Allmerica"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2005.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                          By: /s/ Sheila B. St. Hilaire
                              --------------------------------------
                              Sheila B. St. Hilaire, Vice President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                    TITLE                                                    DATE
----------                    -----                                                    ----
Frederick H. Eppinger Jr.*    Chairman of the Board                                    April 1, 2005
----------------------------

/s/ Warren E. Barnes          Vice President and Corporate Controller
----------------------------
Warren E. Barnes

Bonnie K. Haase*              Director and Vice President
----------------------------

J. Kendall Huber*             Director, Senior Vice President, General Counsel
----------------------------  and Assistant Secretary

John P. Kavanaugh*            Director, Vice President and Chief Investment Officer
----------------------------

Mark C. Mcgivney*             Vice President and Treasurer
----------------------------

Edward J. Parry, III*         Director, Chief Financial Officer, Vice Chair and
----------------------------  Assistant Secretary

Michael A. Reardon*           Director, President and Chief Executive Officer
----------------------------

Gregory D. Tranter*           Director, Vice President and Chief Information Officer
----------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated February 1, 2005 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-71058)

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Registered Public Accounting Firm